GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations – 83.6%
Bahamas – 0.3%
Bahamas Government International Bond ( B+ / B1 )
$ 200,000 8.950% 10/15/32 $ 178,500
Bahrain – 3.1%
Bahrain Government International Bond ( B+ / B2 )
225,000 7.375 05/14/30 231,226
225,000 5.625 05/18/34 198,284
200,000 5.625 09/30/31 184,602
550,000 7.000 01/26/26 555,632
200,000 6.000 09/19/44 158,500
200,000 6.250 01/25/51 159,750
200,000 7.5 00 09/20/47 183,772
1,671,766
Bolivia – 0.2%
Bolivian Government International Bond ( CCC+ / Caa1 )
200,000 4.500 03/20/28 95,000
Brazil – 3.2%
Brazilian Government International Bond ( BB- / Ba2 )
779,000 6.000 10/20/33 765,689
585,000 5.625 01/07/41 514,554
200,000 4.250 01/07/25 197,207
200,000 7.125 01/20/37 211,000
1,688,450
Chile – 3.0%
Chile Government International Bond ( A / A2 )
600,000 3.500 01/31/34 515,491
200,000 5.330 01/05/54 187,462
225,000 3.250 09/21/71 138,529
200,000 4.000 01/31/52 153,166
400,000 3.240 02/06/28 373,424
210,000 3.125 01/21/26 201,189
1,569,261
China – 3.0%
China Government International Bond ( A+ / A1 )
200,000 0.750 10/26/24 192,280
200,000 1.750 10/26/31 166,170
200,000 2.750 12/03/39 152,163
250,000 4.000 10/19/48 215,983
200,000 3.500 10/19/28 192,905
400,000 1.250 10/26/26 363,547
390,000 1.200 10/21/30 318,240
1,601,288
Colombia – 5.0%
Colombia Government International Bond ( BB+ / Baa2 )
460,000 3.000 01/30/30 370,584
500,000 3.125 04/15/31 388,193
550,000 5.000 06/15/45 391,660
300,000 3.875 04/25/27 279,665
300,000 6.125 01/18/41 252,193
400,000 5.200 05/15/49 285,550
200,000 7.375 09/18/37 195,442
275,000 5.625 02/26/44 212,094
250,000 3.250 04/22/32 189,225
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Colombia – (continued)
Colombia Government International Bond (BB+/Baa2) (continued)
$ 200,000 4.125% 05/15/51 $ 121,492
2,686,098
Costa Rica – 2.0%
Costa Rica Government International Bond ( BB- / B1 )
450,000 6.125 02/19/31 452,250
400,000 7.158 03/12/45 409,000
200,000 6.550 04/03/34 202,500
1,063,750
Dominican Republic – 5.3%
Dominican Republic International Bond ( BB / Ba3 )
200,000 5.500 02/22/29 190,500
225,000 4.500 01/30/30 200,250
225,000 6.850 01/27/45 210,375
200,000 5.500 01/27/25 198,750
425,000 6.000 07/19/28 416,500
450,000 5.950 01/25/27 443,250
150,000 6.875 01/29/26 150,938
200,000 6.400 06/05/49 177,500
175,000 7.450 04/30/44 174,125
450,000 4.875 09/23/32 391,500
300,000 5.875 01/30/60 243,375
2,797,063
Ecuador – 1.2%
Ecuador Government International Bond
(a)
( B- / Ba3 )
850,000 3.500 07/31/35 304,937
450,000 6.000 07/31/30 209,813
450,000 2.500 07/31/40 146,813
661,563
Egypt – 3.7%
Egypt Government International Bond ( B- / Caa1 )
300,000 5.800 09/30/27 214,633
200,000 5.875 06/11/25 179,748
350,000 7.625 05/29/32 222,709
200,000 8.700 03/01/49 115,500
200,000 7.500 02/16/61 109,250
200,000 7.300 09/30/33 122,291
200,000 7.903 02/21/48 111,000
200,000 8.875 05/29/50 116,750
200,000 3.875 02/16/26 155,228
200,000 6.588 02/21/28 141,607
200,000 7.500 01/31/27 156,500
450,000 8.500 01/31/47 258,750
125,000 6.875 04/30/40 70,625
1,974,591
Guatemala – 1.5%
Guatemala Government Bond ( BB / NR )
225,000 3.700 10/07/33 175,500
200,000 6.125 06/01/50 172,250
300,000 5.375 04/24/32 277,500
200,000 6.600 06/13/36 193,500
818,750

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Hungary – 2.6%
Hungary Government International Bond ( BBB- / Baa2 )
$ 200,000 6.125% 05/22/28 $ 203,633
200,000 6.750 09/25/52 203,873
200,000 5.250 06/16/29 195,607
550,000 7.625 03/29/41 611,117
200,000 5.500 06/16/34 190,893
1,405,123
Indonesia – 4.7%
Indonesia Government International Bond ( BBB / Baa2 )
400,000 4.650 09/20/32 384,805
325,000 7.750 01/17/38 397,654
225,000 4.200 10/15/50 185,761
275,000 3.050 03/12/51 191,339
200,000 3.850 07/18/27 191,843
350,000 2.850 02/14/30 308,858
330,000 4.125 01/15/25 325,721
200,000 3.550 03/31/32 178,581
200,000 4.300 03/31/52 167,573
125,000 8.500 10/12/35 158,525
2,490,660
Ivory Coast – 0.3%
Ivory Coast Government International Bond ( BB- / Ba3 )
200,000 6.125 06/15/33 176,500
Jordan – 1.3%
Jordan Government International Bond ( B+ / B1 )
350,000 5.850 07/07/30 319,772
200,000 7.500 01/13/29 199,124
200,000 6.125 01/29/26 196,291
715,187
Kazakhstan – 0.8%
Kazakhstan Government International Bond ( BBB- / Baa2 )
225,000 6.500 07/21/45 237,458
200,000 4.875 10/14/44 176,940
414,398
Kenya – 2.0%
Republic of Kenya Government International Bond ( B / NR )
606,000 6.875 06/24/24 583,575
350,000 7.000 05/22/27 315,942
200,000 8.250 02/28/48 152,000
1,051,517
Kuwait – 0.7%
Kuwait International Government Bond ( A+ / NR )
400,000 3.500 03/20/27 384,578
Mexico – 3.4%
Mexico Government International Bond ( BBB / Baa2 )
200,000 6.338 05/04/53 192,694
200,000 3.750 01/11/28 190,038
600,000 4.875 05/19/33 561,289
325,000 4.500 04/22/29 313,884
150,000 5.550 01/21/45 136,416
50,000 6.050 01/11/40 48,565
Mexico Government International Bond , MTN ( BBB / Baa2 )
175,000 7.500 04/08/33 195,431
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Mexico – (continued)
Mexico Government International Bond, MTN (BBB/Baa2) (continued)
$ 150,000 4.750% 03/08/44 $ 122,135
50,000 8.300 08/15/31 59,872
1,820,324
Morocco – 1.4%
Morocco Government International Bond ( BB+ / Ba1 )
200,000 6.500 09/08/33 202,841
350,000 4.000 12/15/50 233,188
300,000 5.950 03/08/28 301,968
737,997
Nigeria – 2.7%
Nigeria Government International Bond ( B- / Caa1 )
200,000 8.250 09/28/51 151,287
200,000 6.500 11/28/27 177,750
200,000 7.625 11/28/47 145,750
200,000 7.696 02/23/38 152,332
200,000 7.375 09/28/33 159,521
249,000 6.125 09/28/28 211,973
200,000 8.747 01/21/31 180,688
275,000 7.875 02/16/32 233,025
1,412,326
Panama – 4.5%
Panama Government International Bond ( BBB / Baa3 )
200,000 6.853 03/28/54 179,250
200,000 3.875 03/17/28 180,750
225,000 3.750 03/16/25 217,969
250,000 4.500 04/16/50 164,375
150,000 6.700 01/26/36 143,625
245,000 3.870 07/23/60 140,262
275,000 4.500 04/01/56 176,344
260,000 8.875 09/30/27 280,475
400,000 2.252 09/29/32 283,000
410,000 3.160 01/23/30 338,763
200,000 4.500 01/19/63 125,000
200,000 4.300 04/29/53 125,750
50,000 9.375 04/01/29 55,937
2,411,500
Philippines – 4.5%
Philippine Government International Bond ( BBB+ / Baa2 )
650,000 10.625 03/16/25 693,108
283,000 3.200 07/06/46 198,930
200,000 6.375 10/23/34 217,641
400,000 3.000 02/01/28 369,922
200,000 3.700 02/02/42 157,768
200,000 3.700 03/01/41 159,467
480,000 2.950 05/05/45 329,526
450,000 2.650 12/10/45 290,591
2,416,953
Poland – 1.9%
Republic of Poland Government International Bond ( A- / A2 )
400,000 5.500 11/16/27 409,473
300,000 4.875 10/04/33 291,745
300,000 5.500 04/04/53 290,540
991,758

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Qatar – 3.3%
Qatar Government International Bond ( AA / Aa3 )
$ 350,000 4.817% 03/14/49 $ 311,541
400,000 4.400 04/16/50 335,001
550,000 3.750 04/16/30 521,819
220,000 5.103 04/23/48 203,628
200,000 3.400 04/16/25 194,664
200,000 4.625 06/02/46 175,574
1,742,227
Romania – 2.8%
Romanian Government International Bond ( BBB- / Baa3 )
250,000 3.625 03/27/32 207,871
280,000 5.125 06/15/48 223,307
460,000 5.250 11/25/27 451,095
180,000 6.125 01/22/44 166,339
170,000 3.000 02/14/31 138,110
300,000 7.125 01/17/33 310,649
1,497,371
Saudi Arabia – 3.7%
Saudi Government International Bond ( NR / A1 )
400,000 2.500 02/03/27 370,956
400,000 3.250 10/22/30 358,740
200,000 5.500 10/25/32 205,565
225,000 4.500 04/17/30 218,813
225,000 4.375 04/16/29 219,131
200,000 4.625 10/04/47 164,946
200,000 4.500 04/22/60 157,464
350,000 4.500 10/26/46 284,837
1,980,452
Serbia – 0.7%
Serbia International Bond ( BB+ / Ba2 )
200,000 6.500 09/26/33 196,993
200,000 2.125 12/01/30 154,250
351,243
Trinidad and Tobago – 0.4%
Trinidad & Tobago Government International Bond ( BBB- / Ba2 )
200,000 4.500 08/04/26 194,500
Turkey – 5.4%
Turkiye Government International Bond ( NR / B3 )
350,000 7.375 02/05/25 353,892
525,000 5.750 05/11/47 372,094
362,000 6.875 03/17/36 320,913
330,000 4.250 03/13/25 320,076
525,000 5.600 11/14/24 520,877
525,000 4.875 10/09/26 493,805
200,000 9.375 03/14/29 212,412
200,000 6.000 01/14/41 154,491
100,000 11.875 01/15/30 120,125
2,868,685
United Arab Emirates – 1.3%
UAE Government International Bond ( NR / Aa2 )
375,000 3.250 10/19/61 246,529
350,000 2.000 10/19/31 287,522
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
United Arab Emirates – (continued)
UAE Government International Bond (NR/Aa2) (continued)
$ 200,000 2.875% 10/19/41 $ 141,933
675,984
Uruguay – 3.4%
Uruguay Government International Bond
(b)
( BBB+ / Baa2 )
240,000 4.975 04/20/55 220,800
200,000 5.750 10/28/34 211,000
408,000 4.375 01/23/31 398,310
200,000 4.125 11/20/45 172,000
150,000 4.375 10/27/27 150,750
350,000 5.100 06/18/50 331,406
200,000 7.625 03/21/36 241,000
50,000 7.875 01/15/33 59,500
1,784,766
Uzbekistan – 0.3%
Republic of Uzbekistan International Bond ( BB- / NR )
200,000 3.900 10/19/31 158,266
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(Cost $47,501,436)
44,488,395
a
Corporate Obligations – 14.5%
Brazil – 1.1%
Petrobras Global Finance BV ( BB- / Ba1 )
200,000 7.375 01/17/27 209,000
200,000 5.999 01/27/28 200,500
209,000 6.850 06/05/15 183,920
593,420
Chile – 2.1%
Corp. Nacional del Cobre de Chile ( A / Baa1 )
200,000 3.000 09/30/29 173,375
200,000 3.150 01/14/30 173,938
400,000 4.500 08/01/47 305,214
200,000 3.625 08/01/27 186,582
200,000 3.700 01/30/50 131,968
Empresa de Transporte de Pasajeros Metro SA ( NR / A3 )
200,000 4.700 05/07/50 154,844
1,125,921
China – 1.7%
China Development Bank , EMTN ( A+ / A1 )
200,000 3.000 06/01/26 190,477
China Development Bank Financial Leasing Co. Ltd.
(c)
( BBB+ / NR ) (US 5
Year CMT T-Note + 2.750%)
200,000 2.875 09/28/30 187,253
Export-Import Bank of China (The) ( A+ / A1 )
350,000 3.625 07/31/24 345,682
Export-Import Bank of China (The) , EMTN ( A+ / A1 )
200,000 4.000 11/28/47 167,857
891,269
Hungary – 0.4%
Magyar Export-Import Bank Zrt ( BBB- / NR )
200,000 6.125 12/04/27 198,785

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
India – 2.9%
Export-Import Bank of India ( NR / Baa3 )
$ 200,000 3.875% 02/01/28 $ 188,446
250,000 3.250 01/15/30 220,407
200,000 3.375 08/05/26 190,194
Indian Railway Finance Corp. Ltd. ( BBB- / Baa3 )
200,000 3.570 01/21/32 172,236
350,000 2.800 02/10/31 290,946
Power Finance Corp. Ltd. ( NR / Baa3 )
200,000 3.950 04/23/30 179,500
REC Ltd. ( NR / Baa3 )
303,000 5.625 04/11/28 302,456
1,544,185
Indonesia – 1.1%
Pertamina Persero PT ( NR / Baa2 )
457,000 3.100 08/27/30 398,732
200,000 6.450 05/30/44 202,000
600,732
Mexico – 2.3%
Petroleos Mexicanos ( BBB / B1 )
180,000 6.500 03/13/27 162,231
200,000 4.500 01/23/26 182,680
428,000 6.750 09/21/47 261,651
250,000 5.950 01/28/31 187,229
100,000 6.875 10/16/25 96,833
100,000 6.840 01/23/30 80,758
50,000 5.625 01/23/46 28,191
50,000 6.500 01/23/29 41,873
75,000 7.690 01/23/50 49,792
100,000 6.950 01/28/60 61,135
25,000 6.625 06/15/35 17,594
25,000 6.500 06/02/41 15,969
25,000 5.350 02/12/28 20,776
1,206,712
Philippines – 0.4%
Power Sector Assets & Liabilities Management Corp. ( BBB+ / Baa2 )
200,000 7.390 12/02/24 205,250
Poland – 0.4%
Bank Gospodarstwa Krajowego ( NR / A2 )
200,000 5.375 05/22/33 193,619
Qatar – 0.8%
QatarEnergy ( AA / Aa3 )
309,000 2.250 07/12/31 253,248
300,000 3.300 07/12/51 200,478
453,726
Saudi Arabia – 1.3%
Gaci First Investment Co. ( NR / A1 )
200,000 4.875 02/14/35 187,089
Saudi Arabian Oil Co. ( NR / A1 )
375,000 3.500 04/16/29 345,127
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Saudi Arabia – (continued)
Saudi Arabian Oil Co. (NR/A1) (continued)
$ 200,000 4.250% 04/16/39 $ 167,512
699,728
TOTAL CORPORATE
OBLIGATIONS
(Cost $8,148,881)
7,713,347
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
223,956 5.259% 223,956
(Cost $223,956)
TOTAL INVESTMENTS – 98.5%
(Cost $55,874,273)
$ 52,425,698
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
807,091
NET ASSETS – 100.0%
$ 53,232,789
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Step coupon.
(b)
Pay-in-kind securities.
(c)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2023.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
MTN — Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 91.0%
Advertising – 1.0%
Clear Channel Outdoor Holdings, Inc.
$ 516,000 5.125%
08/15/27
(a)(b)
$ 481,170
236,000 7.500
06/01/29
(a)(b)
186,440
Lamar Media Corp.
179,000 3.750
02/15/28
(a)
165,575
234,000 4.000
02/15/30
(a)
208,845
1,042,030
Aerospace & Defense – 2.4%
Howmet Aerospace, Inc.
40,000 5.125
10/01/24
(a)
39,900
590,000 6.875
05/01/25
(a)
597,375
TransDigm, Inc.
704,000 6.250
03/15/26
(a)(b)
701,360
46,000 7.500
03/15/27
(a)
46,230
523,000 5.500
11/15/27
(a)
504,695
698,000 4.625
01/15/29
(a)
631,690
2,521,250
Banks – 0.3%
Freedom Mortgage Corp.
$ 297,000 7.625
(a)(b)
05/01/26
(a)(b)
284,377
Basic Industry – 2.0%
Axalta Coating Systems LLC
280,000 3.375
02/15/29
(a)(b)
243,950
Chemours Co. (The)
213,000 5.750
11/15/28
(a)(b)
193,830
Olin Corp.
269,000 5.625
08/01/29
(a)
258,240
210,000 5.000
02/01/30
(a)
193,463
Olympus Water  U.S. Holding Corp.
280,000 4.250
10/01/28
(a)(b)
243,250
SCIH Salt Holdings, Inc.
303,000 6.625
05/01/29
(a)(b)
269,291
Tronox, Inc.
417,000 4.625
03/15/29
(a)(b)
355,492
Valvoline, Inc.
236,000 3.625
06/15/31
(a)(b)
194,700
WR Grace Holdings LLC
188,000 4.875
06/15/27
(a)(b)
179,070
2,131,286
Broadcasting – 2.7%
CMG Media Corp.
302,000 8.875
12/15/27
(a)(b)
245,375
iHeartCommunications, Inc.
200,000 6.375
05/01/26
(a)
170,500
200,000 8.375
05/01/27
(a)
140,250
250,000 5.250
08/15/27
(a)(b)
191,250
Nexstar Media, Inc.
396,000 5.625
07/15/27
(a)(b)
375,210
Sirius XM Radio, Inc.
476,000 5.000
08/01/27
(a)(b)
453,390
626,000 4.000
07/15/28
(a)(b)
560,270
319,000 3.875
09/01/31
(a)(b)
258,191
TEGNA, Inc.
126,000 4.625
03/15/28
(a)
115,132
343,000 5.000
09/15/29
(a)
306,128
2,815,696
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – 0.7%
Coinbase Global, Inc.
$ 138,000 3.375%
10/01/28
(a)(b)
$ 110,918
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
470,000 5.000
08/15/28
(a)(b)
401,474
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp.
284,000 4.750
06/15/29
(a)(b)
247,790
760,182
Building Materials – 0.9%
American Builders & Contractors Supply Co., Inc.
171,000 4.000
01/15/28
(a)(b)
157,961
50,000 3.875
11/15/29
(a)(b)
43,375
Builders FirstSource, Inc.
88,000 5.000
03/01/30
(a)(b)
82,280
292,000 4.250
02/01/32
(a)(b)
251,485
Standard Industries, Inc.
329,000 4.375
07/15/30
(a)(b)
289,081
171,000 3.375
01/15/31
(a)(b)
140,434
964,616
Capital Goods – 3.2%
ASP Unifrax Holdings, Inc.
320,000 5.250
09/30/28
(a)(b)
222,400
Ball Corp.
482,000 2.875
08/15/30
(a)
400,662
Clydesdale Acquisition Holdings, Inc.
51,000 6.625
04/15/29
(a)(b)
49,151
210,000 8.750
04/15/30
(a)(b)
189,000
Covanta Holding Corp.
321,000 4.875
12/01/29
(a)(b)
267,427
Crown Americas LLC / Crown Americas Capital Corp. V
198,000 4.250
09/30/26
(a)
190,327
Crown Americas LLC / Crown Americas Capital Corp. VI
148,000 4.750
02/01/26
(a)
144,485
Emerald Debt Merger Sub LLC
400,000 6.625
12/15/30
(a)(b)
401,000
Herc Holdings, Inc.
214,000 5.500
07/15/27
(a)(b)
208,918
LABL, Inc.
233,000 6.750
07/15/26
(a)(b)
223,389
152,000 10.500
07/15/27
(a)(b)
138,890
Mauser Packaging Solutions Holding Co.
645,000 7.875
08/15/26
(a)(b)
640,969
Sensata Technologies, Inc.
406,000 3.750
02/15/31
(a)(b)
344,593
3,421,211
Communications – 5.8%
AMC Networks, Inc.
175,000 4.250
02/15/29
(a)
123,375
CCO Holdings LLC / CCO Holdings Capital Corp.
300,000 5.125
05/01/27
(a)(b)
286,500
375,000 5.000
02/01/28
(a)(b)
352,500
279,000 5.375
06/01/29
(a)(b)
258,424
428,000 4.750
03/01/30
(a)(b)
376,640
300,000 4.500
08/15/30
(a)(b)
258,000
350,000 4.250
02/01/31
(a)(b)
293,125
440,000 7.375
03/01/31
(a)(b)
441,650
532,000 4.500
05/01/32
(a)
438,235
388,000 4.250
01/15/34
(a)(b)
304,580

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
CSC Holdings LLC
$ 400,000 5.500%
04/15/27
(a)(b)
$ 354,500
250,000 7.500
04/01/28
(a)(b)
171,250
400,000 6.500
02/01/29
(a)(b)
340,000
240,000 5.750
01/15/30
(a)(b)
137,400
250,000 4.125
12/01/30
(a)(b)
178,750
400,000 4.625
12/01/30
(a)(b)
220,000
250,000 3.375
02/15/31
(a)(b)
170,625
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
543,000 5.875
08/15/27
(a)(b)
489,379
Live Nation Entertainment, Inc.
425,000 4.750
10/15/27
(a)(b)
401,625
WMG Acquisition Corp.
232,000 3.875
07/15/30
(a)(b)
203,000
293,000 3.000
02/15/31
(a)(b)
243,190
6,042,748
Consumer Cyclical – 19.0%
ADT Security Corp. (The)
86,000 4.125
08/01/29
(a)(b)
76,648
46,000 4.875
07/15/32
(b)
40,422
Allison Transmission, Inc.
279,000 3.750
01/30/31
(a)(b)
234,360
AMC Entertainment Holdings, Inc.
200,000
10.000
06/15/26
(a)
(b)(c)
162,000
American Axle & Manufacturing, Inc.
246,000 6.875
07/01/28
(a)
228,165
126,000 5.000
10/01/29
(a)
104,580
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
250,000 7.000
04/15/30
(a)(b)
217,187
Asbury Automotive Group, Inc.
292,000 4.625
11/15/29
(a)(b)
262,435
Bath & Body Works, Inc.
194,000 6.875
11/01/35
183,815
100,000 6.750
07/01/36
93,250
Boyd Gaming Corp.
108,000 4.750
12/01/27
(a)
102,330
146,000 4.750
06/15/31
(a)(b)
130,122
Caesars Entertainment, Inc.
632,000 6.250
07/01/25
(a)(b)
628,840
305,000 8.125
07/01/27
(a)(b)
310,678
358,000 4.625
10/15/29
(a)(b)
315,488
Carnival Corp.
841,000 7.625
03/01/26
(a)(b)
849,410
50,000 5.750
03/01/27
(a)(b)
47,563
871,000 6.000
05/01/29
(a)(b)
804,586
Carnival Holdings Bermuda Ltd.
273,000 10.375
05/01/28
(a)(b)
297,229
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management
Corp. / Millennium Op
219,000 5.500
05/01/25
(a)(b)
218,179
Clarios Global LP / Clarios  U.S. Finance Co.
289,000 8.500
05/15/27
(a)(b)
291,168
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc.
147,000 4.625
01/15/29
(a)(b)
130,279
44,000 6.750
01/15/30
(a)(b)
37,125
Ford Motor Co.
240,000 4.346
12/08/26
(a)
227,536
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ford Motor Co. – (continued)
$ 390,000 9.625%
04/22/30
(a)
$ 448,150
Ford Motor Credit Co. LLC
200,000 3.664
09/08/24
196,080
200,000 4.063
11/01/24
(a)
195,581
200,000 4.687
06/09/25
(a)
194,146
200,000 4.271
01/09/27
(a)
188,025
210,000 4.125
08/17/27
(a)
194,323
300,000 3.815
11/02/27
(a)
273,508
400,000 5.113
05/03/29
(a)
376,606
280,000 7.350
03/06/30
(a)
292,071
Ford Motor Credit Co. LLC , Series GMTN
200,000 4.389
01/08/26
191,929
Gap, Inc. (The)
207,000 3.875
10/01/31
(a)(b)
164,565
Goodyear Tire & Rubber Co. (The)
50,000 9.500
05/31/25
(a)
50,937
50,000 5.000
05/31/26
(a)
48,625
150,000 4.875
03/15/27
(a)
142,500
170,000 5.000
07/15/29
(a)
155,975
180,000 5.250
04/30/31
(a)
158,400
103,000 5.250
07/15/31
(a)
89,610
Hilton Domestic Operating Co., Inc.
50,000 5.375
05/01/25
(a)(b)
49,750
220,000 5.750
05/01/28
(a)(b)
216,975
145,000 3.750
05/01/29
(a)(b)
130,862
45,000 4.875
01/15/30
(a)
42,300
283,000 4.000
05/01/31
(a)(b)
249,497
259,000 3.625
02/15/32
(a)(b)
218,683
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
419,000 5.000
06/01/29
(a)(b)
371,339
Iron Mountain, Inc.
200,000 4.875
09/15/27
(a)(b)
190,000
239,000 5.250
03/15/28
(a)(b)
227,349
319,000 5.250
07/15/30
(a)(b)
295,075
400,000 4.500
02/15/31
(a)(b)
347,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
LLC
150,000 4.750
06/01/27
(a)(b)
146,813
LCM Investments Holdings II LLC
290,000 4.875
05/01/29
(a)(b)
253,025
Light & Wonder International, Inc.
145,000 7.000
05/15/28
(a)(b)
145,906
146,000 7.250
11/15/29
(a)(b)
147,095
Macy's Retail Holdings LLC
190,000 5.875
04/01/29
(a)(b)
179,312
101,000 6.125
03/15/32
(a)(b)
90,774
MGM Resorts International
79,000 5.750
06/15/25
(a)
78,802
161,000 4.625
09/01/26
(a)
155,164
180,000 5.500
04/15/27
(a)
174,825
160,000 4.750
10/15/28
(a)
148,800
Mohegan Tribal Gaming Authority
354,000 8.000
02/01/26
(a)(b)
332,318
NCL Corp. Ltd.
196,000 3.625
12/15/24
(a)(b)
189,875
327,000 5.875
03/15/26
(a)(b)
311,467
114,000 7.750
02/15/29
(a)(b)
108,300

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
NMG Holding Co., Inc. / Neiman Marcus Group LLC
$ 240,000 7.125%
04/01/26
(a)(b)
$ 223,800
PetSmart, Inc. / PetSmart Finance Corp.
250,000 4.750
02/15/28
(a)(b)
228,750
250,000 7.750
02/15/29
(a)(b)
236,875
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp.
100,000 5.625
09/01/29
(a)(b)
72,750
100,000 5.875
09/01/31
(a)(b)
71,500
Prime Security Services Borrower LLC / Prime Finance, Inc.
88,000 3.375
08/31/27
(a)(b)
79,640
358,000 6.250
01/15/28
(a)(b)
345,470
QVC, Inc.
50,000 4.450
02/15/25
(a)
46,750
150,000 4.750
02/15/27
(a)
115,125
RHP Hotel Properties LP / RHP Finance Corp.
299,000 4.500
02/15/29
(a)(b)
269,100
Royal Caribbean Cruises Ltd.
420,000 4.250
07/01/26
(a)(b)
399,525
140,000 3.700
03/15/28
(a)
125,650
351,000 5.500
04/01/28
(a)(b)
336,082
200,000 8.250
01/15/29
(a)(b)
209,750
Sabre GLBL, Inc.
300,000 8.625
06/01/27
(a)(b)
251,625
Six Flags Entertainment Corp.
250,000 5.500
04/15/27
(a)(b)
239,063
Staples, Inc.
233,000 7.500
04/15/26
(a)(b)
207,370
Taylor Morrison Communities, Inc.
243,000 5.125
08/01/30
(a)(b)
224,168
Tenneco, Inc.
200,000 8.000
11/17/28
(a)(b)
165,500
Travel + Leisure Co.
355,000 6.625
07/31/26
(a)(b)
355,887
Williams Scotsman, Inc.
254,000 6.125
06/15/25
(a)(b)
252,413
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
179,000 5.500
03/01/25
(a)(b)
176,763
200,000 5.250
05/15/27
(a)(b)
192,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
200,000 5.125
10/01/29
(a)(b)
181,500
Yum! Brands, Inc.
161,000 4.750
01/15/30
(a)(b)
149,931
164,000 3.625
03/15/31
(a)
141,245
354,000 5.375
04/01/32
(a)
335,415
19,790,629
Consumer Noncyclical – 3.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
62,000 6.625
07/15/26
(a)(b)
60,295
207,000 9.750
07/15/27
(a)(b)
190,828
280,000 6.000
06/01/29
(a)(b)
213,500
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000 4.625
06/01/28
(a)(b)
175,000
Hologic, Inc.
104,000 4.625
02/01/28
(a)(b)
98,670
375,000 3.250
02/15/29
(a)(b)
330,938
Medline Borrower LP
986,000 3.875
04/01/29
(a)(b)
877,540
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Medline Borrower LP – (continued)
$ 121,000 5.250%
10/01/29
(a)(b)
$ 109,959
Molina Healthcare, Inc.
450,000 4.375
06/15/28
(a)(b)
417,375
Organon & Co / Organon Foreign Debt Co.-Issuer BV
720,000 4.125
04/30/28
(a)(b)
641,700
290,000 5.125
04/30/31
(a)(b)
230,550
RegionalCare Hospital Partners Holdings Inc / LifePoint Health,
Inc.
393,000 9.750
12/01/26
(a)(b)
381,210
Vector Group Ltd.
154,000 10.500
11/01/26
(a)(b)
154,770
3,882,335
Consumer Products – 0.7%
Coty, Inc.
382,000 5.000
04/15/26
(a)(b)
374,838
Tempur Sealy International, Inc.
300,000 4.000
04/15/29
(a)(b)
259,500
634,338
Distribution & Logistics – 0.2%
WESCO Distribution, Inc.
171,000 7.250
(a)(b)
06/15/28
(a)(b)
174,206
Electric – 2.7%
Calpine Corp.
191,000 5.250
06/01/26
(a)(b)
187,180
150,000 4.625
02/01/29
(a)(b)
135,750
68,000 5.000
02/01/31
(a)(b)
59,925
277,000 3.750
03/01/31
(a)(b)
237,527
Clearway Energy Operating LLC
473,000 3.750
02/15/31
(a)(b)
394,955
FirstEnergy Corp.
487,000 2.650
03/01/30
(a)
413,169
FirstEnergy Corp. , Series B
126,000 4.150
07/15/27
(a)
120,120
PG&E Corp.
487,000 5.250
07/01/30
(a)
460,148
Vistra Operations Co. LLC
187,000 5.625
02/15/27
(a)(b)
182,325
385,000 5.000
07/31/27
(a)(b)
366,231
284,000 4.375
05/01/29
(a)(b)
257,020
2,814,350
Energy – 12.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
167,000 5.750
03/01/27
(a)(b)
163,869
71,000 5.750
01/15/28
(a)(b)
69,047
Antero Resources Corp.
126,000 7.625
02/01/29
(a)(b)
129,150
150,000 5.375
03/01/30
(a)(b)
141,375
Archrock Partners LP / Archrock Partners Finance Corp.
297,000 6.875
04/01/27
(a)(b)
296,258
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
152,000 5.875
06/30/29
(a)(b)
140,410
Buckeye Partners LP
68,000 3.950
12/01/26
(a)
64,430
134,000 4.125
12/01/27
(a)
123,949
146,000 4.500
03/01/28
(a)(b)
133,955
Callon Petroleum Co.
332,000 8.000
08/01/28
(a)(b)
337,810

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
CITGO Petroleum Corp.
$ 70,000 6.375%
06/15/26
(a)(b)
$ 69,387
Civitas Resources, Inc.
200,000 8.375
07/01/28
(a)(b)
205,500
200,000 8.750
07/01/31
(a)(b)
207,500
Comstock Resources, Inc.
108,000 6.750
03/01/29
(a)(b)
99,900
132,000 5.875
01/15/30
(a)(b)
115,170
CQP Holdco LP / BIP-V Chinook Holdco LLC
500,000 5.500
06/15/31
(a)(b)
462,500
CrownRock LP / CrownRock Finance, Inc.
364,000 5.625
10/15/25
(a)(b)
362,180
DT Midstream, Inc.
297,000 4.375
06/15/31
(a)(b)
261,731
Endeavor Energy Resources LP / EER Finance, Inc.
243,000 5.750
01/30/28
(a)(b)
238,140
EnLink Midstream LLC
343,000 5.375
06/01/29
(a)
330,006
EnLink Midstream Partners LP
312,000 4.850
07/15/26
(a)
304,361
EQM Midstream Partners LP
293,000 6.000
07/01/25
(a)(b)
291,901
50,000 7.500
06/01/27
(a)(b)
51,125
170,000 6.500
07/01/27
(a)(b)
170,637
67,000 5.500
07/15/28
(a)
65,493
199,000 4.500
01/15/29
(a)(b)
182,085
239,000 4.750
01/15/31
(a)(b)
213,606
Hess Midstream Operations LP
77,000 5.125
06/15/28
(a)(b)
73,631
233,000 4.250
02/15/30
(a)(b)
208,535
100,000 5.500
10/15/30
(a)(b)
94,250
Hilcorp Energy I LP / Hilcorp Finance Co.
75,000 6.250
11/01/28
(a)(b)
73,312
269,000 5.750
02/01/29
(a)(b)
252,860
150,000 6.000
02/01/31
(a)(b)
139,125
ITT Holdings LLC
260,000 6.500
08/01/29
(a)(b)
228,475
Moss Creek Resources Holdings, Inc.
130,000 7.500
01/15/26
(a)(b)
127,888
265,000 10.500
05/15/27
(a)(b)
267,650
Nabors Industries Ltd.
189,000 7.250
01/15/26
(a)(b)
180,967
Nabors Industries, Inc.
81,000 5.750
02/01/25
(a)
81,203
New Fortress Energy, Inc.
547,000 6.500
09/30/26
(a)(b)
519,650
PBF Holding Co. LLC / PBF Finance Corp.
323,000 6.000
02/15/28
(a)
311,695
Range Resources Corp.
185,000 4.875
05/15/25
(a)
182,688
153,000 8.250
01/15/29
(a)
158,546
250,000 4.750
02/15/30
(a)(b)
227,500
SM Energy Co.
90,000 6.750
09/15/26
(a)
89,325
199,000 6.625
01/15/27
(a)
197,010
Southwestern Energy Co.
293,000 5.375
03/15/30
(a)
278,716
341,000 4.750
02/01/32
(a)
304,343
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Sunoco LP / Sunoco Finance Corp.
$ 130,000 6.000%
04/15/27
(a)
$ 129,837
200,000 4.500
05/15/29
(a)
183,000
Transocean Titan Financing Ltd.
193,000 8.375
02/01/28
(a)(b)
197,342
Transocean, Inc.
187,000 11.500
01/30/27
(a)(b)
194,246
627,000 8.750
02/15/30
(a)(b)
641,891
USA Compression Partners LP / USA Compression Finance Corp.
316,000 6.875
04/01/26
(a)
315,210
Venture Global Calcasieu Pass LLC
520,000 3.875
08/15/29
(a)(b)
456,950
247,000 3.875
11/01/33
(a)(b)
201,614
Venture Global LNG, Inc.
510,000 8.125
06/01/28
(a)(b)
506,175
250,000 9.500
02/01/29
(a)(b)
258,125
Weatherford International Ltd.
250,000 6.500
09/15/28
(a)(b)
253,750
12,566,984
Financial Company – 5.3%
Coinbase Global, Inc.
250,000 3.625
10/01/31
(a)(b)
183,750
HUB International Ltd.
282,000 7.000
05/01/26
(a)(b)
282,000
170,000 5.625
12/01/29
(a)(b)
154,913
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
564,000 6.375
12/15/25
(a)
544,367
310,000 5.250
05/15/27
(a)
281,325
LD Holdings Group LLC
226,000 6.125
04/01/28
(a)(b)
159,330
Midcap Financial Issuer Trust
500,000 6.500
05/01/28
(a)(b)
435,000
Nationstar Mortgage Holdings, Inc.
130,000 6.000
01/15/27
(a)(b)
126,912
353,000 5.500
08/15/28
(a)(b)
329,173
Navient Corp.
108,000 5.875
10/25/24
107,662
164,000 6.750
06/25/25
165,845
271,000 6.750
06/15/26
270,109
Navient Corp. , Series MTN
297,000 5.625
08/01/33
231,289
NFP Corp.
342,000 6.875
08/15/28
(a)(b)
305,235
OneMain Finance Corp.
120,000 3.500
01/15/27
(a)
107,550
375,000 3.875
09/15/28
(a)
322,969
235,000 4.000
09/15/30
(a)
192,112
PennyMac Financial Services, Inc.
302,000 5.375
10/15/25
(a)(b)
294,450
150,000 5.750
09/15/31
(a)(b)
132,562
Rocket Mortgage LLC
244,000 5.250
01/15/28
(a)(b)
233,140
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
371,000 3.875
03/01/31
(a)(b)
311,744
270,000 4.000
10/15/33
(a)(b)
218,735
United Wholesale Mortgage LLC
269,000 5.500
04/15/29
(a)(b)
240,419
5,630,591

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – 2.7%
Aramark Services, Inc.
$ 395,000 5.000%
02/01/28
(a)(b)
$ 376,238
Lamb Weston Holdings, Inc.
620,000 4.125
01/31/30
(a)(b)
557,225
Performance Food Group, Inc.
488,000 5.500
10/15/27
(a)(b)
473,970
Post Holdings, Inc.
279,000 5.750
03/01/27
(a)(b)
274,117
180,000 5.625
01/15/28
(a)(b)
175,950
273,000 5.500
12/15/29
(a)(b)
257,985
370,000 4.500
09/15/31
(a)(b)
323,288
U.S. Foods, Inc.
300,000 4.750
02/15/29
(a)(b)
278,625
2,717,398
Hardware – 0.9%
CommScope Technologies LLC
294,000 5.000
03/15/27
(a)(b)
126,420
CommScope, Inc.
429,000 6.000
03/01/26
(a)(b)
370,012
80,000 7.125
07/01/28
(a)(b)
37,600
NCR Voyix Corp.
254,000 5.000
10/01/28
(a)(b)
232,410
190,000 5.250
10/01/30
(a)(b)
166,962
933,404
Healthcare – 5.7%
AdaptHealth LLC
195,000 5.125
03/01/30
(a)(b)
156,000
CHS/Community Health Systems, Inc.
226,000 6.000
01/15/29
(a)(b)
192,665
238,000 6.875
04/15/29
(a)(b)
141,015
476,000 5.250
05/15/30
(a)(b)
373,660
399,000 4.750
02/15/31
(a)(b)
296,257
DaVita, Inc.
526,000 4.625
06/01/30
(a)(b)
447,100
313,000 3.750
02/15/31
(a)(b)
245,705
Encompass Health Corp.
400,000 4.750
02/01/30
(a)
366,000
IQVIA, Inc.
280,000 5.000
05/15/27
(a)(b)
272,300
Legacy LifePoint Health LLC
323,000 4.375
02/15/27
(a)(b)
281,818
MPH Acquisition Holdings LLC
250,000 5.500
09/01/28
(a)(b)
219,063
250,000 5.750
11/01/28
(a)(b)
195,000
Service Corp. International
115,000 4.625
12/15/27
(a)
109,825
468,000 5.125
06/01/29
(a)
449,280
Tenet Healthcare Corp.
397,000 4.875
01/01/26
(a)
391,045
290,000 6.250
02/01/27
(a)
288,913
305,000 5.125
11/01/27
(a)
293,562
193,000 4.625
06/15/28
(a)
180,455
451,000 6.125
10/01/28
(a)
438,597
420,000 4.250
06/01/29
(a)
375,900
5,714,160
Insurance – 1.4%
Acrisure LLC / Acrisure Finance, Inc.
80,000 7.000
11/15/25
(a)(b)
78,982
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Acrisure LLC / Acrisure Finance, Inc. – (continued)
$ 157,000 10.125%
08/01/26
(a)(b)
$ 162,495
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
973,000 4.250
10/15/27
(a)(b)
906,106
204,000 6.750
10/15/27
(a)(b)
196,095
AssuredPartners, Inc.
150,000 5.625
01/15/29
(a)(b)
134,438
1,478,116
Metals – 0.4%
Novelis Corp.
451,000 4.750
01/30/30
(a)(b)
412,101
60,000 3.875
08/15/31
(a)(b)
50,775
462,876
Metals and Mining – 0.4%
Cleveland-Cliffs, Inc.
386,000 6.750
(a)(b)
03/15/26
(a)(b)
385,518
Natural Gas – 2.9%
Energy Transfer LP
50,000 5.750
04/01/25
(a)
49,938
69,000 5.625
05/01/27
(a)(b)
67,965
382,000 6.000
02/01/29
(a)(b)
378,180
Ferrellgas LP / Ferrellgas Finance Corp.
359,000 5.375
04/01/26
(a)(b)
343,742
Genesis Energy LP / Genesis Energy Finance Corp.
570,000 8.000
01/15/27
(a)
572,850
NGL Energy Operating LLC / NGL Energy Finance Corp.
128,000 7.500
02/01/26
(a)(b)
128,640
NuStar Logistics LP
193,000 6.000
06/01/26
(a)
193,000
100,000 5.625
04/28/27
(a)
98,500
Rockies Express Pipeline LLC
251,000 4.950
07/15/29
(a)(b)
232,175
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
153,000 6.000
03/01/27
(a)(b)
147,454
111,000 5.500
01/15/28
(a)(b)
102,953
150,000 6.000
09/01/31
(a)(b)
134,812
Venture Global LNG, Inc.
550,000 8.375
06/01/31
(a)(b)
541,406
2,991,615
Pharmaceuticals – 1.0%
Bausch Health Cos., Inc.
550,000 5.500
11/01/25
(a)(b)
481,250
200,000 6.125
02/01/27
(a)(b)
112,000
500,000 4.875
06/01/28
(a)(b)
252,500
250,000 11.000
09/30/28
(b)
156,875
100,000 6.250
02/15/29
(a)(b)
36,000
1,038,625
REITs and Real Estate – 1.5%
Howard Hughes Corp. (The)
329,000 4.375
02/01/31
(a)(b)
274,715
Kennedy-Wilson, Inc.
241,000 5.000
03/01/31
(a)
181,955
Service Properties Trust
239,000 7.500
09/15/25
(a)
239,939
60,000 4.950
10/01/29
(a)
46,950
263,000 4.375
02/15/30
(a)
193,634

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Starwood Property Trust, Inc.
$ 434,000 3.750%
12/31/24
(a)(b)
$ 421,414
60,000 4.750
03/15/25
(a)
59,325
1,417,932
Rental Equipment – 1.3%
H&E Equipment Services, Inc.
440,000 3.875
12/15/28
(a)(b)
389,400
United Rentals North America, Inc.
228,000 5.500
05/15/27
(a)
225,102
280,000 4.875
01/15/28
(a)
270,200
240,000 5.250
01/15/30
(a)
230,100
281,000 3.875
02/15/31
(a)
245,524
1,360,326
Software – 1.6%
Cloud Software Group, Inc.
663,000 6.500
03/31/29
(a)(b)
613,275
650,000 9.000
09/30/29
(a)(b)
587,437
SS&C Technologies, Inc.
412,000 5.500
09/30/27
(a)(b)
398,948
1,599,660
Technology – 2.8%
Arches Buyer, Inc.
152,000 4.250
06/01/28
(a)(b)
133,000
234,000 6.125
12/01/28
(a)(b)
201,240
Imola Merger Corp.
328,000 4.750
05/15/29
(a)(b)
299,710
McAfee Corp.
297,000 7.375
02/15/30
(a)(b)
257,276
Presidio Holdings, Inc.
225,000 8.250
02/01/28
(a)(b)
219,656
Seagate HDD Cayman
150,000 8.250
12/15/29
(a)(b)
160,500
385,000 9.625
12/01/32
(a)(b)
432,162
Uber Technologies, Inc.
617,000 4.500
08/15/29
(a)(b)
571,496
Veritas  U.S., Inc. / Veritas Bermuda Ltd.
300,000 7.500
09/01/25
(a)(b)
233,336
Verscend Escrow Corp.
209,000 9.750
08/15/26
(a)(b)
210,167
Xerox Holdings Corp.
295,000 5.500
08/15/28
(a)(b)
247,431
2,965,974
Transportation – 2.3%
American Airlines, Inc.
371,000 11.750
07/15/25
(b)
406,709
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
485,000 5.500
04/20/26
(b)
479,544
698,000 5.750
04/20/29
(b)
668,318
Fortress Transportation and Infrastructure Investors LLC
95,000 6.500
10/01/25
(a)(b)
94,288
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd.
100,000 8.000
09/20/25
(a)(b)
72,250
United Airlines, Inc.
188,000 4.375
04/15/26
(a)(b)
179,130
513,000 4.625
04/15/29
(a)(b)
458,155
2,358,394
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – 0.4%
SBA Communications Corp.
$ 300,000 3.875%
02/15/27
(a)
$ 281,873
Viasat, Inc.
100,000 7.500
05/30/31
(a)(b)
72,000
353,873
Wirelines – 3.1%
Cablevision Lightpath LLC
200,000 5.625
09/15/28
(a)(b)
150,500
Consolidated Communications, Inc.
202,000 6.500
10/01/28
(a)(b)
167,913
Embarq Corp.
200,000 7.995
06/01/36
115,500
Frontier Communications Holdings LLC
500,000 5.000
05/01/28
(a)(b)
450,000
200,000 6.750
05/01/29
(a)(b)
169,750
273,000 5.875
11/01/29
(a)
218,741
150,000 6.000
01/15/30
(a)(b)
119,813
Level 3 Financing, Inc.
150,000 4.250
07/01/28
(a)(b)
60,375
100,000 3.625
01/15/29
(a)(b)
36,500
125,000 3.750
07/15/29
(a)(b)
45,625
390,000 3.875
11/15/29
(a)(b)
300,788
Lumen Technologies, Inc.
200,000 4.000
02/15/27
(a)(b)
106,250
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
300,000 10.500
02/15/28
(a)(b)
297,000
491,000 4.750
04/15/28
(a)(b)
409,985
150,000 6.500
02/15/29
(a)(b)
100,875
Windstream Escrow LLC / Windstream Escrow Finance Corp.
202,000 7.750
08/15/28
(a)(b)
167,407
Zayo Group Holdings, Inc.
420,000 4.000
03/01/27
(a)(b)
321,825
3,238,847
TOTAL CORPORATE OBLIGATIONS
(Cost $98,329,534)
94,493,547
a
Foreign Corporate Debt – 6.5%
Aerospace & Defense – 0.8%
Bombardier, Inc. ( Canada )
547,000 7.125
06/15/26
(a)(b)
548,367
291,000 7.875
04/15/27
(a)(b)
291,728
840,095
Basic Industry – 0.7%
Methanex Corp. ( Canada )
188,000 5.125
10/15/27
(a)
177,895
102,000 5.250
12/15/29
(a)
94,196
NOVA Chemicals Corp. ( Canada )
190,000 5.000
05/01/25
(a)(b)
183,825
273,000 5.250
06/01/27
(a)(b)
244,335
700,251
Capital Goods – 0.7%
ARD Finance SA ( Luxembourg )
200,000
6.500
06/30/27
(a)
(b)(c)
106,000
GFL Environmental, Inc. ( Canada )
271,000 4.250
06/01/25
(a)(b)
264,903
50,000 3.750
08/01/25
(a)(b)
48,500

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Capital Goods – (continued)
GFL Environmental, Inc. (Canada) – (continued)
$ 342,000 4.750%
06/15/29
(a)(b)
$ 314,640
734,043
Consumer Cyclical – 1.9%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
301,000 3.875
01/15/28
(a)(b)
278,425
154,000 4.375
01/15/28
(a)(b)
143,413
112,000 3.500
02/15/29
(a)(b)
100,100
457,000 4.000
10/15/30
(a)(b)
395,305
Brookfield Residential Properties, Inc. / Brookfield
Residential  U.S. LLC ( Canada )
80,000 4.875
02/15/30
(a)(b)
67,400
Garda World Security Corp. ( Canada )
167,000 4.625
02/15/27
(a)(b)
158,232
135,000 9.500
11/01/27
(a)(b)
129,938
Mattamy Group Corp. ( Canada )
186,000 5.250
12/15/27
(a)(b)
174,840
117,000 4.625
03/01/30
(a)(b)
103,399
Odeon Finco PLC ( United Kingdom )
260,000 12.750
11/01/27
(a)(b)
262,600
1,813,652
Energy – 0.1%
MEG Energy Corp.
65,000 7.125
(a)(b)
02/01/27
(a)(b)
66,138
Mining – 0.9%
First Quantum Minerals Ltd. ( Zambia )
207,000 7.500
04/01/25
(a)(b)
191,533
410,000 6.875
03/01/26
(a)(b)
355,337
Hudbay Minerals, Inc. ( Canada )
405,000 4.500
04/01/26
(a)(b)
386,269
933,139
Natural Gas – 0.3%
Parkland Corp.
347,000 4.625
(a)(b)
05/01/30
(a)(b)
311,432
Software – 0.6%
Open Text Corp. ( Canada )
250,000 3.875
02/15/28
(a)(b)
228,438
200,000 3.875
12/01/29
(a)(b)
174,750
Open Text Holdings, Inc. ( Canada )
250,000 4.125
12/01/31
(a)(b)
214,375
617,563
Transportation – 0.1%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
( Switzerland )
100,000 9.500
06/01/28
(a)(b)
81,458
100,000 6.375
02/01/30
(a)(b)
68,750
150,208
Wireless – 0.4%
Intelsat Jackson Holdings SA
485,000 6.500
(a)(b)
03/15/30
(a)(b)
450,444
TOTAL FOREIGN CORPORATE DEBT
(Cost $6,921,039)
6,616,965
Shares
Dividend
Rate Value
aa a
Investment Company – 0.8%
(d)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
860,494 5.259% $ 860,494
(Cost $860,494)
TOTAL INVESTMENTS – 98.3%
(Cost $106,111,067)
$ 101,971,006
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
1,731,479
NET ASSETS – 100.0%
$ 103,702,485
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Pay-in-kind securities.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
GMTN — Global Medium Term Note
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – 99.5%
a
U.S. Treasury Inflation Indexed Bonds
$ 5,258,066 0 .125%
10/15/24
$ 5,116,428
2,956,340 0 .250
01/15/25
2,855,041
1,644,439 0 .375
07/15/25
1,582,891
391,453 0 .125
10/15/25
373,520
6,764,318 0 .625
01/15/26
6,476,024
6,721,494 0 .125
04/15/26
6,333,398
8,315,508 0 .125
07/15/26
7,839,617
4,246,415 0 .125
10/15/26
3,984,981
5,467,053 0 .375
07/15/27
5,116,591
8,811,964 0 .500
01/15/28
8,194,854
2,796,894 0 .750
07/15/28
2,625,596
2,557,521 3 .875
04/15/29
2,767,129
4,419,611 0 .250
07/15/29
3,986,207
8,309,500 0 .125
01/15/30
7,339,051
5,849,890 0 .125
07/15/30
5,143,109
3,377,386 0 .125
07/15/31
2,912,524
4,610,132 0 .125
01/15/32
3,923,125
6,528,712 0 .625
07/15/32
5,773,345
4,683,635 2 .125
02/15/40
4,614,233
5,749,593 0 .750
02/15/42
4,431,387
3,357,233 0 .875
02/15/47
2,494,662
2,120,607 1 .000
02/15/48
1,612,703
1,371,151 1 .000
02/15/49
1,038,089
2,255,487 0 .250
02/15/50
1,373,272
1,610,947 0 .125
02/15/52
919,737
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $114,985,957)
98,827,514
Shares
Dividend
Rate Value
aa a
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
297,644 5.259% 297,644
(Cost $297,644)
TOTAL INVESTMENTS – 99.8%
(Cost $115,283,601)
$ 99,125,158
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
205,899
NET ASSETS – 100.0%
$ 99,331,057
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 81.9%
Aerospace & Defense – 2.0%
Boeing Co. (The)
$ 10,000 4.875%
05/01/25
$ 9,887
20,000 2.196
02/04/26
18,728
70,000 3.250
03/01/28
64,288
General Dynamics Corp.
16,000 1.150
06/01/26
14,603
Huntington Ingalls Industries, Inc.
20,000 3.483
12/01/27
18,650
L3Harris Technologies, Inc.
16,000 3.850
12/15/26
15,422
10,000 4.400
06/15/28
9,691
Lockheed Martin Corp.
50,000 3.550
01/15/26
48,748
Northrop Grumman Corp.
8,000 3.200
02/01/27
7,566
RTX Corp.
16,000 3.500
03/15/27
15,159
Textron, Inc.
13,000 3.650
03/15/27
12,301
235,043
Banks – 22.9%
American Express Co.
69,000 3.125
05/20/26
65,891
20,000 5.850
11/05/27
20,579
Bank of America Corp.
( (SOFR + 1.290%) )
30,000 5.080
01/20/27
(a)
29,682
( SOFR + 0.960% )
32,000 1.734
07/22/27
(a)
28,762
( (SOFR + 1.580%) )
32,000 4.376
04/27/28
(a)
30,690
( (SOFR + 1.630%) )
30,000 5.202
04/25/29
(a)
29,623
Bank of America Corp. , GMTN
( 3M U.S. T-Bill MMY + 1.632% )
40,000 3.593
07/21/28
(a)
37,217
Bank of America Corp. , MTN
21,000 4.000
01/22/25
20,583
( (SOFR + 0.650%) )
36,000 1.530
12/06/25
(a)
34,322
( SOFR + 1.010% )
21,000 1.197
10/24/26
(a)
19,229
( 3M U.S. T-Bill MMY + 1.322% )
25,000 3.559
04/23/27
(a)
23,802
( SOFR + 1.050% )
76,000 2.551
02/04/28
(a)
69,246
( SOFR + 2.040% )
50,000 4.948
07/22/28
(a)
49,018
( 3M U.S. T-Bill MMY + 1.572% )
60,000 4.271
07/23/29
(a)
56,353
Bank of America Corp. , Series N
( (SOFR + 0.910%) )
17,000 1.658
03/11/27
(a)
15,503
Bank of New York Mellon Corp. (The) , MTN
20,000 1.600
04/24/25
19,007
40,000 3.400
01/29/28
37,355
( 3M U.S. T-Bill MMY + 1.331% )
34,000 3.442
02/07/28
(a)
32,045
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Capital One Financial Corp.
( (SOFR + 2.080%) )
$ 20,000 5.468%
02/01/29
(a)
$ 19,151
( SOFR + 2.640% )
60,000 6.312
06/08/29
(a)
59,553
Charles Schwab Corp. (The)
33,000 3.000
03/10/25
31,862
Citigroup, Inc.
( SOFR + 0.694% )
50,000 2.014
01/25/26
(a)
47,676
( SOFR + 0.765% )
60,000 1.122
01/28/27
(a)
54,222
34,000 4.450
09/29/27
32,574
( 3M U.S. T-Bill MMY + 1.825% )
64,000 3.887
01/10/28
(a)
61,073
( SOFR + 1.280% )
40,000 3.070
02/24/28
(a)
37,165
( 3M U.S. T-Bill MMY + 1.413% )
40,000 3.520
10/27/28
(a)
37,026
Citizens Financial Group, Inc.
50,000 2.850
07/27/26
45,346
Comerica, Inc.
13,000 3.800
07/22/26
12,003
Discover Financial Services
70,000 3.750
03/04/25
67,810
20,000 4.100
02/09/27
18,608
Fifth Third Bancorp
20,000 2.550
05/05/27
18,078
( SOFRINDX + 2.192% )
65,000 6.361
10/27/28
(a)
65,297
Huntington Bancshares, Inc.
18,000 4.000
05/15/25
17,445
JPMorgan Chase & Co.
( 3M U.S. T-Bill MMY + 1.585% )
28,000 2.005
03/13/26
(a)
26,675
( SOFR + 1.850% )
21,000 2.083
04/22/26
(a)
19,933
27,000 3.200
06/15/26
25,695
30,000 2.950
10/01/26
28,365
( SOFR + 0.800% )
17,000 1.045
11/19/26
(a)
15,531
( SOFR + 0.885% )
25,000 1.578
04/22/27
(a)
22,646
( SOFR + 1.170% )
25,000 2.947
02/24/28
(a)
23,200
( SOFR + 1.560% )
47,000 4.323
04/26/28
(a)
45,448
( SOFR + 1.990% )
40,000 4.851
07/25/28
(a)
39,229
( SOFR + 1.015% )
30,000 2.069
06/01/29
(a)
25,899
( (3M U.S. T-Bill MMY +
1.522%) )
20,000 4.203
07/23/29
(a)
18,935
( (SOFR + 1.450%) )
100,000 5.299
07/24/29
(a)
99,841
M&T Bank Corp.
( (SOFRINDX + 1.780%) )
20,000 4.553
08/16/28
(a)
18,710

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley
( SOFR + 1.990% )
$ 110,000 2.188%
04/28/26
(a)
$ 104,603
( (SOFR + 1.295%) )
20,000 5.050
01/28/27
(a)
19,740
20,000 3.591
07/22/28
(a)
18,736
( (SOFR + 2.240%) )
40,000 6.296
10/18/28
(a)
41,190
( (SOFR + 1.730%) )
50,000 5.123
02/01/29
(a)
49,363
Morgan Stanley , GMTN
20,000 3.875
01/27/26
19,432
Morgan Stanley , MTN
( SOFR + 0.940% )
40,000 2.630
02/18/26
(a)
38,322
( (SOFR + 1.590%) )
100,000 5.164
04/20/29
(a)
97,988
PNC Financial Services Group, Inc. (The)
( (SOFR + 1.620%) )
20,000 5.354
12/02/28
(a)
19,735
Santander Holdings USA, Inc.
13,000 3.450
06/02/25
12,479
20,000 4.500
07/17/25
19,508
( SOFR + 1.249% )
20,000 2.490
01/06/28
(a)
17,951
( (SOFR + 2.356%) )
20,000 6.499
03/09/29
(a)
20,102
State Street Corp.
20,000 3.300
12/16/24
19,552
( (SOFR + 0.604%) )
40,000 4.857
01/26/26
(a)
39,570
( (SOFR + 2.600%) )
13,000 2.901
03/30/26
(a)
12,551
Synchrony Financial
20,000 4.875
06/13/25
19,323
40,000 4.500
07/23/25
38,215
20,000 3.950
12/01/27
17,882
U.S. Bancorp , MTN
40,000 3.950
11/17/25
38,878
( SOFR + 0.730% )
10,000 2.215
01/27/28
(a)
9,020
( SOFR + 1.660% )
30,000 4.548
07/22/28
(a)
28,877
U.S. Bancorp , Series X
21,000 3.150
04/27/27
19,572
US Bancorp
( (SOFR + 2.020%) )
30,000 5.775
06/12/29
(a)
30,024
Wells Fargo & Co.
6,000 3.000
04/22/26
5,682
23,000 3.000
10/23/26
21,549
( SOFR + 2.000% )
56,000 2.188
04/30/26
(a)
53,196
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY + 1.012% )
51,000 2.164
02/11/26
(a)
48,733
( 3M U.S. T-Bill MMY + 1.432% )
11,000 3.196
06/17/27
(a)
10,372
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 1.510% )
$ 16,000 3.526%
03/24/28
(a)
$ 15,012
( 3M U.S. T-Bill MMY + 1.572% )
15,000 3.584
05/22/28
(a)
14,049
( SOFR + 2.100% )
15,000 2.393
06/02/28
(a)
13,418
( SOFR + 1.980% )
16,000 4.808
07/25/28
(a)
15,560
( SOFR + 1.740% )
50,000 5.574
07/25/29
(a)
49,792
2,653,879
Basic Industry – 0.2%
Linde, Inc.
$ 24,000 3.200
01/30/26
23,137
Building Materials – 0.5%
Owens Corning
16,000 4.200
12/01/24
15,717
Stanley Black & Decker, Inc.
40,000 3.400
03/01/26
38,139
53,856
Capital Goods – 4.7%
3M Co. , MTN
20,000 3.000
08/07/25
19,254
Berry Global, Inc.
20,000 1.650
01/15/27
17,656
Carrier Global Corp.
12,000 2.242
02/15/25
11,532
Caterpillar Financial Services Corp.
17,000 0.900
03/02/26
15,559
Caterpillar Financial Services Corp. , MTN
60,000 4.900
01/17/25
59,830
40,000 1.150
09/14/26
36,202
20,000 3.600
08/12/27
19,248
Honeywell International, Inc.
60,000 4.850
11/01/24
59,684
John Deere Capital Corp. , MTN
50,000 5.150
03/03/25
50,104
17,000 2.350
03/08/27
15,740
20,000 4.750
01/20/28
19,909
20,000 1.500
03/06/28
17,429
Lennox International, Inc.
40,000 1.350
08/01/25
37,311
Otis Worldwide Corp.
30,000 2.293
04/05/27
27,457
Republic Services, Inc.
9,000 2.900
07/01/26
8,541
Roper Technologies, Inc.
16,000 1.000
09/15/25
14,806
16,000 3.850
12/15/25
15,524
Sonoco Products Co.
16,000 2.250
02/01/27
14,398
Trane Technologies Financing Ltd.
40,000 3.500
03/21/26
38,392
Westinghouse Air Brake Technologies Corp.
16,000 3.200
06/15/25
15,327
Xylem, Inc.
30,000 1.950
01/30/28
26,323
540,226

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – 1.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital
$ 17,000 4.908%
07/23/25
$ 16,725
Comcast Corp.
40,000 3.550
05/01/28
37,800
Moody's Corp.
50,000 3.750
03/24/25
48,895
TWDC Enterprises 18 Corp. , MTN
8,000 1.850
07/30/26
7,408
Walt Disney Co. (The)
24,000 3.350
03/24/25
23,423
40,000 3.700
03/23/27
38,677
172,928
Consumer Cyclical – 11.2%
Amazon.com, Inc.
70,000 3.800
12/05/24
69,060
20,000 0.800
06/03/25
18,796
33,000 1.000
05/12/26
30,164
15,000 4.550
12/01/27
15,001
American Honda Finance Corp. , GMTN
20,000 3.500
02/15/28
18,817
40,000 5.125
07/07/28
40,107
American Honda Finance Corp. , MTN
13,000 1.200
07/08/25
12,215
13,000 1.300
09/09/26
11,759
AutoNation, Inc.
18,000 3.500
11/15/24
17,572
Booking Holdings, Inc.
43,000 3.600
06/01/26
41,592
Dollar General Corp.
40,000 4.150
11/01/25
39,000
20,000 3.875
04/15/27
19,113
Dollar Tree, Inc.
30,000 4.200
05/15/28
28,517
DR Horton, Inc.
10,000 1.300
10/15/26
8,931
General Motors Co.
34,000 6.800
10/01/27
35,274
General Motors Financial Co., Inc.
70,000 4.000
01/15/25
68,470
40,000 4.350
04/09/25
39,161
21,000 1.250
01/08/26
19,114
20,000 2.700
08/20/27
17,992
30,000 3.850
01/05/28
27,962
Global Payments, Inc.
40,000 1.200
03/01/26
36,237
10,000 4.450
06/01/28
9,535
Home Depot, Inc. (The)
40,000 4.000
09/15/25
39,324
21,000 2.800
09/14/27
19,587
Las Vegas Sands Corp.
10,000 3.500
08/18/26
9,399
Lennar Corp.
32,000 4.750
05/30/25
31,576
20,000 4.750
11/29/27
19,550
Marriott International, Inc. , Series EE
8,000 5.750
05/01/25
8,010
McDonald's Corp. , MTN
70,000 3.300
07/01/25
67,961
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$ 40,000 3.500%
03/01/27
$ 38,322
Meritage Homes Corp.
40,000 6.000
06/01/25
39,700
NIKE, Inc.
50,000 2.750
03/27/27
47,026
Ross Stores, Inc.
43,000 4.600
04/15/25
42,431
40,000 0.875
04/15/26
36,003
Starbucks Corp.
16,000 2.000
03/12/27
14,582
20,000 3.500
03/01/28
18,860
Toll Brothers Finance Corp.
16,000 4.875
11/15/25
15,760
Toyota Motor Credit Corp. , MTN
20,000 1.450
01/13/25
19,185
16,000 0.800
01/09/26
14,668
40,000 3.050
03/22/27
37,557
Visa, Inc.
16,000 1.900
04/15/27
14,662
40,000 0.750
08/15/27
34,974
50,000 2.750
09/15/27
46,792
Walmart, Inc.
24,000 1.050
09/17/26
21,819
Western Union Co. (The)
40,000 1.350
03/15/26
36,159
1,298,296
Consumer Noncyclical – 3.2%
Abbott Laboratories
20,000 1.150
01/30/28
17,457
AbbVie, Inc.
25,000 2.600
11/21/24
24,304
31,000 3.600
05/14/25
30,261
Amgen, Inc.
15,000 5.150
03/02/28
15,051
Becton Dickinson & Co.
18,000 3.734
12/15/24
17,652
Centene Corp.
20,000 4.250
12/15/27
19,025
Equifax, Inc.
19,000 2.600
12/01/24
18,395
Gilead Sciences, Inc.
60,000 3.500
02/01/25
58,719
20,000 1.200
10/01/27
17,361
Johnson & Johnson
40,000 2.900
01/15/28
37,615
Merck & Co., Inc.
16,000 0.750
02/24/26
14,633
Shire Acquisitions Investments Ireland DAC
50,000 3.200
09/23/26
47,437
Utah Acquisition Sub, Inc.
13,000 3.950
06/15/26
12,383
Walgreens Boots Alliance, Inc.
37,000 3.800
11/18/24
36,178
366,471
Consumer Products – 0.8%
Estee Lauder Cos., Inc. (The)
40,000 3.150
03/15/27
37,858

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Procter & Gamble Co. (The)
$ 50,000 4.100%
01/26/26
$ 49,342
8,000 1.900
02/01/27
7,363
94,563
Electric – 6.0%
AES Corp. (The)
17,000 1.375
01/15/26
15,513
Black Hills Corp.
20,000 5.950
03/15/28
20,273
Dominion Energy, Inc. , Series A
17,000 1.450
04/15/26
15,552
DTE Energy Co. , Series F
24,000 1.050
06/01/25
22,412
Duke Energy Corp.
20,000 0.900
09/15/25
18,472
16,000 2.650
09/01/26
14,951
40,000 4.300
03/15/28
38,550
Eastern Energy Gas Holdings LLC
40,000 3.600
12/15/24
39,132
Edison International
40,000 4.125
03/15/28
37,700
Entergy Louisiana LLC
50,000 5.590
10/01/24
49,977
Exelon Corp.
11,000 3.400
04/15/26
10,556
National Rural Utilities Cooperative Finance Corp. , MTN
40,000 3.450
06/15/25
38,875
NextEra Energy Capital Holdings, Inc.
13,000 1.875
01/15/27
11,719
27,000 3.550
05/01/27
25,668
30,000 4.900
02/28/28
29,583
( (US 5 Year CMT T-Note +
2.547%) )
20,000 3.800
03/15/82
(a)
16,661
Pacific Gas and Electric Co.
7,000 3.450
07/01/25
6,723
28,000 3.300
03/15/27
25,846
20,000 5.450
06/15/27
19,753
Public Service Electric and Gas Co. , MTN
50,000 3.050
11/15/24
48,894
San Diego Gas & Electric Co.
40,000 6.000
06/01/26
41,020
Sempra
74,000 3.250
06/15/27
69,048
Southern California Edison Co.
15,000 5.850
11/01/27
15,389
Southern Co. (The)
16,000 3.250
07/01/26
15,287
Southern Co. Gas Capital Corp.
16,000 3.875
11/15/25
15,511
Southwestern Electric Power Co. , Series M
30,000 4.100
09/15/28
28,274
691,339
Electrical – 0.3%
Hubbell, Inc.
40,000 3.500
02/15/28
37,403
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – 8.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
$ 40,000 2.061%
12/15/26
$ 36,507
15,000 3.337
12/15/27
14,086
Boardwalk Pipelines LP
40,000 4.450
07/15/27
38,477
BP Capital Markets America, Inc.
20,000 3.796
09/21/25
19,617
30,000 3.119
05/04/26
28,717
40,000 3.017
01/16/27
37,807
Chevron Corp.
25,000 3.326
11/17/25
24,367
50,000 1.995
05/11/27
45,827
Chevron USA, Inc.
40,000 1.018
08/12/27
35,104
DCP Midstream Operating LP
40,000 5.375
07/15/25
40,028
Energy Transfer LP
40,000 4.750
01/15/26
39,326
40,000 5.550
02/15/28
39,979
Enterprise Products Operating LLC
16,000 3.750
02/15/25
15,702
EQT Corp.
10,000 5.700
04/01/28
10,062
Exxon Mobil Corp.
24,000 3.043
03/01/26
23,076
13,000 2.275
08/16/26
12,230
Hercules Capital, Inc.
20,000 3.375
01/20/27
17,752
Kinder Morgan, Inc.
16,000 4.300
06/01/25
15,730
Magellan Midstream Partners LP
24,000 5.000
03/01/26
23,813
Marathon Petroleum Corp.
11,000 4.700
05/01/25
10,867
MPLX LP
24,000 4.875
12/01/24
23,735
12,000 1.750
03/01/26
11,065
40,000 4.250
12/01/27
38,285
National Fuel Gas Co.
56,000 5.500
01/15/26
55,947
Occidental Petroleum Corp.
50,000 5.875
09/01/25
50,217
ONEOK Partners LP
50,000 4.900
03/15/25
49,520
Plains All American Pipeline LP / PAA Finance Corp.
16,000 4.650
10/15/25
15,685
Sabine Pass Liquefaction LLC
10,000 5.625
03/01/25
10,001
31,000 5.000
03/15/27
30,768
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
40,000 6.500
07/15/27
40,475
Western Midstream Operating LP
36,000 3.100
02/01/25
34,946
16,000 3.950
06/01/25
15,557
Williams Cos., Inc. (The)
34,000 4.000
09/15/25
33,150
938,425

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – 2.7%
Air Lease Corp.
$ 37,000 3.625%
04/01/27
$ 34,557
20,000 3.625
12/01/27
18,551
Air Lease Corp. , GMTN
40,000 3.750
06/01/26
38,068
Ally Financial, Inc.
30,000 4.625
03/30/25
29,351
15,000 7.100
11/15/27
15,283
Ares Capital Corp.
17,000 2.875
06/15/27
15,110
Bain Capital Specialty Finance, Inc.
20,000 2.950
03/10/26
18,051
20,000 2.550
10/13/26
17,466
BGC Group, Inc.
40,000 4.375
12/15/25
37,904
FS KKR Capital Corp.
20,000 4.125
02/01/25
19,400
16,000 3.250
07/15/27
14,114
Oaktree Specialty Lending Corp.
40,000 3.500
02/25/25
38,295
Sixth Street Specialty Lending, Inc.
16,000 3.875
11/01/24
15,626
311,776
Food and Beverage – 2.0%
Coca-Cola Co. (The)
50,000 1.500
03/05/28
44,079
General Mills, Inc.
20,000 4.000
04/17/25
19,600
30,000 5.241
11/18/25
29,906
Kellanova
50,000 3.250
04/01/26
47,883
McCormick & Co., Inc.
16,000 0.900
02/15/26
14,556
40,000 3.400
08/15/27
37,675
PepsiCo, Inc.
26,000 2.250
03/19/25
25,085
11,000 2.850
02/24/26
10,543
229,327
Hardware – 0.4%
CDW LLC / CDW Finance Corp.
50,000 4.125
05/01/25
48,750
Healthcare – 1.4%
CVS Health Corp.
13,000 3.000
08/15/26
12,270
Evernorth Health, Inc.
40,000 4.500
02/25/26
39,346
HCA, Inc.
10,000 5.375
02/01/25
9,937
16,000 4.500
02/15/27
15,540
Quest Diagnostics, Inc.
16,000 3.450
06/01/26
15,321
UnitedHealth Group, Inc.
16,000 3.375
04/15/27
15,249
15,000 5.250
02/15/28
15,252
36,000 3.850
06/15/28
34,543
157,458
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – 0.7%
Berkshire Hathaway Finance Corp.
$ 40,000 2.300%
03/15/27
$ 37,156
Lincoln National Corp.
30,000 3.800
03/01/28
27,818
Radian Group, Inc.
20,000 4.875
03/15/27
18,975
83,949
Media Non Cable – 0.3%
Netflix, Inc.
16,000 5.875
02/15/25
16,120
16,000 4.375
11/15/26
15,780
31,900
Mining – 0.1%
Freeport-McMoRan, Inc.
10,000 4.125
03/01/28
9,400
Pharmaceuticals – 0.1%
Viatris, Inc.
16,000 2.300
06/22/27
14,140
REITs and Real Estate – 2.6%
Boston Properties LP
20,000 3.200
01/15/25
19,299
Brandywine Operating Partnership LP
20,000 3.950
11/15/27
17,321
Brixmor Operating Partnership LP
20,000 3.900
03/15/27
18,795
Equinix, Inc.
23,000 1.800
07/15/27
20,354
ERP Operating LP
16,000 3.375
06/01/25
15,518
GLP Capital LP / GLP Financing II, Inc.
9,000 5.375
04/15/26
8,779
Healthpeak OP LLC
16,000 3.250
07/15/26
15,186
Highwoods Realty LP
20,000 4.125
03/15/28
18,002
Hudson Pacific Properties LP
10,000 3.950
11/01/27
7,876
Public Storage Operating Co.
13,000 1.500
11/09/26
11,812
Simon Property Group LP
16,000 3.500
09/01/25
15,446
16,000 3.300
01/15/26
15,319
Spirit Realty LP
7,000 3.200
01/15/27
6,515
Tanger Properties LP
30,000 3.875
07/15/27
27,132
VICI Properties LP
50,000 4.375
05/15/25
48,471
Vornado Realty LP
20,000 2.150
06/01/26
17,371
Welltower OP LLC
16,000 4.000
06/01/25
15,620
298,816
Revenue – 0.3%
CommonSpirit Health
40,000 1.547
10/01/25
37,141

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – 0.4%
Oracle Corp.
$ 50,000 3.250%
11/15/27
$ 46,579
Technology – 6.3%
Alphabet, Inc.
16,000 1.998
08/15/26
14,927
Apple, Inc.
25,000 2.450
08/04/26
23,608
17,000 2.050
09/11/26
15,832
32,000 3.350
02/09/27
30,754
90,000 4.000
05/10/28
88,395
Arrow Electronics, Inc.
50,000 4.000
04/01/25
48,726
Autodesk, Inc.
40,000 3.500
06/15/27
37,980
Broadcom Corp. / Broadcom Cayman Finance Ltd.
17,000 3.875
01/15/27
16,328
Fiserv, Inc.
12,000 3.850
06/01/25
11,711
24,000 3.200
07/01/26
22,791
Genpact Luxembourg Sarl
16,000 3.375
12/01/24
15,540
Hewlett Packard Enterprise Co.
15,000 4.900
10/15/25
14,850
International Business Machines Corp.
90,000 6.220
08/01/27
94,208
Intuit, Inc.
16,000 1.350
07/15/27
14,148
Jabil, Inc.
40,000 4.250
05/15/27
38,470
Keysight Technologies, Inc.
40,000 4.600
04/06/27
38,763
Microchip Technology, Inc.
16,000 4.250
09/01/25
15,589
Microsoft Corp.
40,000 3.400
09/15/26
(b)
38,651
31,000 3.300
02/06/27
29,840
Motorola Solutions, Inc.
13,000 7.500
05/15/25
13,335
NetApp, Inc.
40,000 2.375
06/22/27
36,285
QUALCOMM, Inc.
7,000 3.450
05/20/25
6,828
TD SYNNEX Corp.
10,000 2.375
08/09/28
8,412
VeriSign, Inc.
40,000 5.250
04/01/25
39,500
Vontier Corp.
10,000 2.400
04/01/28
8,502
723,973
Transportation – 1.1%
CSX Corp.
17,000 3.250
06/01/27
16,010
Ryder System, Inc. , MTN
5,000 1.750
09/01/26
4,541
8,000 2.900
12/01/26
7,409
20,000 5.650
03/01/28
20,216
Southwest Airlines Co.
40,000 5.125
06/15/27
39,500
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Corp.
$ 17,000 3.250%
08/15/25
$ 16,494
United Airlines, Inc. Pass-Through Trust , Series 20-1
13,587 5.875
10/15/27
13,595
United Airlines, Inc. Pass-Through Trust , Series A
15,491 4.300
08/15/25
14,903
132,668
Wireless – 2.1%
American Tower Corp.
13,000 3.375
10/15/26
12,270
40,000 5.500
03/15/28
40,066
AT&T, Inc.
21,000 1.700
03/25/26
19,439
10,000 1.650
02/01/28
8,747
Crown Castle, Inc.
40,000 1.050
07/15/26
35,695
Sprint LLC
30,000 7.625
03/01/26
31,181
T-Mobile USA, Inc.
16,000 3.750
04/15/27
15,263
70,000 2.050
02/15/28
61,677
Verizon Communications, Inc.
25,000 2.100
03/22/28
22,205
246,543
TOTAL CORPORATE OBLIGATIONS
(Cost $9,639,433)
9,477,986
a
Foreign Corporate Debt – 16.6%
Banks – 10.4%
Bank of Nova Scotia (The) ( Canada )
17,000 1.050
03/02/26
15,431
17,000 2.700
08/03/26
15,877
61,000 1.300
09/15/26
54,642
50,000 2.951
03/11/27
46,383
Barclays PLC ( United Kingdom )
( (3M USD LIBOR + 1.902%) )
200,000 4.972
05/16/29
(a)
191,407
Canadian Imperial Bank of Commerce ( Canada )
77,000 1.250
06/22/26
69,412
Deutsche Bank AG ( Germany )
90,000 4.100
01/13/26
86,678
HSBC Holdings PLC ( United Kingdom )
( (SOFR + 1.970%) )
200,000 6.161
03/09/29
(a)
202,546
Mitsubishi UFJ Financial Group, Inc. ( Japan )
100,000 3.777
03/02/25
97,541
20,000 3.287
07/25/27
18,654
Royal Bank of Canada ( Canada )
101,000 3.625
05/04/27
95,864
Royal Bank of Canada , GMTN ( Canada )
40,000 1.150
07/14/26
35,960
20,000 4.240
08/03/27
19,380
Royal Bank of Canada , MTN ( Canada )
23,000 1.150
06/10/25
21,567
Sumitomo Mitsui Financial Group, Inc. ( Japan )
20,000 3.446
01/11/27
18,835
51,000 3.364
07/12/27
47,616
30,000 3.352
10/18/27
27,914

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
$ 50,000 3.544%
01/17/28
$ 46,524
Westpac Banking Corp. ( Australia )
23,000 1.150
06/03/26
20,892
70,000 5.457
11/18/27
70,876
1,203,999
Consumer Cyclical – 0.2%
Toyota Motor Corp.
28,000 1.339
03/25/26
25,808
Consumer Noncyclical – 1.3%
AstraZeneca PLC ( United Kingdom )
50,000 3.375
11/16/25
48,483
BAT Capital Corp. ( United Kingdom )
40,000 4.700
04/02/27
39,104
BAT International Finance PLC ( United Kingdom )
67,000 1.668
03/25/26
61,510
149,097
Energy – 2.2%
BP Capital Markets PLC ( United Kingdom )
41,000 3.279
09/19/27
38,809
Canadian Natural Resources Ltd. ( Canada )
50,000 2.050
07/15/25
47,217
Enbridge, Inc. ( Canada )
( 3M U.S. T-Bill MMY + 3.903% )
50,000 6.250
03/01/78
(a)
44,750
Equinor ASA ( Norway )
60,000 1.750
01/22/26
56,220
Shell International Finance BV ( Netherlands )
50,000 2.000
11/07/24
48,509
16,000 3.250
05/11/25
15,589
251,094
Financial Company – 0.2%
ORIX Corp.
30,000 5.000
09/13/27
29,792
Insurance – 0.5%
Manulife Financial Corp.
60,000 2.484
05/19/27
54,624
Metals and Mining – 0.5%
BHP Billiton Finance USA Ltd.
60,000 4.750
02/28/28
59,455
Technology – 0.7%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
40,000 3.875
06/18/26
38,599
40,000 4.400
06/01/27
38,720
77,319
Transportation – 0.3%
Canadian Pacific Railway Co.
40,000 3.700
02/01/26
38,582
Wireless – 0.3%
Rogers Communications, Inc.
34,000 3.200
03/15/27
31,615
TOTAL FOREIGN CORPORATE DEBT
(Cost $1,939,444)
1,921,385
Shares
Dividend
Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
33,925 5.259% $ 33,925
(Cost $33,925)
TOTAL INVESTMENTS – 98.8%
(Cost $11,612,802)
$ 11,433,296
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
133,766
NET ASSETS – 100.0%
$ 11,567,062
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2023.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
— Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 80.0%
Aerospace & Defense – 2.2%
Boeing Co. (The)
$ 300,000 2.196%
02/04/26
$ 280,912
290,000 2.700
02/01/27
267,825
400,000 3.250
02/01/28
372,269
400,000 3.200
03/01/29
361,870
290,000 2.950
02/01/30
253,501
1,500,000 5.150
05/01/30
1,482,511
500,000 3.600
05/01/34
426,188
300,000 3.250
02/01/35
240,867
300,000 5.705
05/01/40
296,884
275,000 3.900
05/01/49
206,013
300,000 3.750
02/01/50
218,673
400,000 5.805
05/01/50
392,790
500,000 5.930
05/01/60
488,758
General Dynamics Corp.
50,000 3.250
04/01/25
48,756
600,000 3.500
04/01/27
574,879
250,000 4.250
04/01/40
219,638
384,000 4.250
04/01/50
330,375
Lockheed Martin Corp.
250,000 5.100
11/15/27
252,987
620,000 5.250
01/15/33
633,917
193,000 4.070
12/15/42
164,331
260,000 3.800
03/01/45
209,747
100,000 4.700
05/15/46
91,579
168,000 4.090
09/15/52
138,323
220,000 4.150
06/15/53
182,475
148,000 5.900
11/15/63
160,555
Northrop Grumman Corp.
176,000 2.930
01/15/25
171,121
290,000 3.200
02/01/27
274,276
738,000 3.250
01/15/28
690,839
400,000 4.400
05/01/30
385,286
956,000 4.030
10/15/47
767,973
228,000 5.250
05/01/50
220,279
RTX Corp.
1,080,000 3.950
08/16/25
1,053,586
100,000 3.125
05/04/27
93,323
300,000 4.125
11/16/28
285,832
220,000 1.900
09/01/31
172,546
250,000 2.375
03/15/32
200,686
100,000 5.150
02/27/33
98,075
243,000 4.450
11/16/38
212,343
180,000 4.500
06/01/42
155,212
254,000 4.150
05/15/45
202,037
208,000 3.750
11/01/46
154,227
166,000 4.350
04/15/47
136,048
292,000 4.625
11/16/48
252,182
146,000 3.125
07/01/50
95,560
260,000 2.820
09/01/51
159,589
14,077,643
Agriculture – 0.1%
Archer-Daniels-Midland Co.
462,000 3.250
03/27/30
418,719
500,000 2.900
03/01/32
429,572
848,291
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – 19.6%
American Express Co.
$ 2,062,000 3.000%
10/30/24
$ 2,013,134
649,000 4.200
11/06/25
635,729
470,000 3.125
05/20/26
448,826
250,000 1.650
11/04/26
226,628
200,000 3.300
05/03/27
187,853
200,000 5.850
11/05/27
205,787
600,000 4.050
05/03/29
575,645
200,000 4.050
12/03/42
169,641
( SOFR + 2.255% )
192,000 4.989
05/26/33
(a)
185,318
Bank of America Corp.
( TSFR3M + 1.072% )
584,000 3.366
01/23/26
(a)
565,864
( SOFR + 0.960% )
696,000 1.734
07/22/27
(a)
625,572
( TSFR3M + 1.774% )
485,000 3.705
04/24/28
(a)
453,950
( SOFR + 1.990% )
800,000 6.204
11/10/28
(a)
817,778
( 3M U.S. T-Bill MMY + 1.302% )
1,148,000 3.419
12/20/28
(a)
1,049,473
( SOFR + 2.150% )
519,000 2.592
04/29/31
(a)
429,518
( SOFR + 1.320% )
970,000 2.687
04/22/32
(a)
787,661
( SOFR + 1.220% )
980,000 2.299
07/21/32
(a)
769,370
( SOFR + 1.210% )
700,000 2.572
10/20/32
(a)
558,473
( SOFR + 1.910% )
930,000 5.288
04/25/34
(a)
891,513
( US 5 Year CMT T-Note +
1.200% )
234,000 2.482
09/21/36
(a)
177,214
860,000 6.110
01/29/37
886,096
370,000 7.750
05/14/38
427,092
( US 5 Year CMT T-Note +
2.000% )
100,000 3.846
03/08/37
(a)
84,583
( 3M U.S. T-Bill MMY+ 2.076% )
418,000 4.244
04/24/38
(a)
357,646
( SOFR + 1.580% )
519,000 3.311
04/22/42
(a)
383,251
( TSFR3M + 1.452% )
210,000 3.946
01/23/49
(a)
165,248
( SOFR + 1.560% )
457,000 2.972
07/21/52
(a)
300,399
Bank of America Corp. , GMTN
220,000 3.500
04/19/26
211,912
( 3M U.S. T-Bill MMY + 1.632% )
588,000 3.593
07/21/28
(a)
547,091
Bank of America Corp. , MTN
120,000 4.000
01/22/25
117,617
215,000 3.875
08/01/25
210,212
153,000 4.450
03/03/26
149,189
469,000 4.250
10/22/26
452,836
670,000 3.248
10/21/27
621,664
248,000 5.875
02/07/42
253,844

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
$ 334,000 5.000%
01/21/44
$ 311,454
( TSFR3M + 1.352% )
280,000 3.093
10/01/25
(a)
272,268
( TSFR3M + 1.132% )
340,000 2.456
10/22/25
(a)
329,121
( TSFR3M + 0.902% )
700,000 2.015
02/13/26
(a)
667,313
( SOFR + 1.150% )
1,718,000 1.319
06/19/26
(a)
1,596,493
( SOFR + 1.750% )
200,000 4.827
07/22/26
(a)
197,213
( SOFR + 1.010% )
200,000 1.197
10/24/26
(a)
183,131
( 3M U.S. T-Bill MMY + 1.322% )
760,000 3.559
04/23/27
(a)
723,571
( TSFR3M + 1.837% )
628,000 3.824
01/20/28
(a)
592,314
( SOFR + 1.050% )
490,000 2.551
02/04/28
(a)
446,456
( SOFR + 2.040% )
1,000,000 4.948
07/22/28
(a)
980,370
( TSFR3M + 1.332% )
150,000 3.970
03/05/29
(a)
139,989
( 3M U.S. T-Bill MMY + 1.572% )
1,090,000 4.271
07/23/29
(a)
1,023,744
( 3M U.S. T-Bill MMY + 1.472% )
504,000 3.974
02/07/30
(a)
466,132
( TSFR3M + 1.442% )
200,000 3.194
07/23/30
(a)
174,961
( TSFR3M + 1.452% )
281,000 2.884
10/22/30
(a)
240,210
( 3M U.S. T-Bill MMY + 1.252% )
525,000 2.496
02/13/31
(a)
434,352
( SOFR + 1.530% )
830,000 1.898
07/23/31
(a)
646,175
( SOFR + 1.370% )
500,000 1.922
10/24/31
(a)
389,495
( SOFR + 1.330% )
622,000 2.972
02/04/33
(a)
508,987
( TSFR3M + 1.582% )
208,000 4.078
04/23/40
(a)
172,141
( SOFR + 1.930% )
704,000 2.676
06/19/41
(a)
478,442
( TSFR3M + 2.252% )
354,000 4.443
01/20/48
(a)
298,326
( TSFR3M + 1.782% )
477,000 4.330
03/15/50
(a)
394,764
( 3M U.S. T-Bill MMY + 3.412% )
826,000 4.083
03/20/51
(a)
656,627
Bank of America Corp. , Series L
110,000 3.950
04/21/25
107,277
520,000 4.183
11/25/27
496,176
Bank of America Corp. , Series N
( SOFR + 1.220% )
500,000 2.651
03/11/32
(a)
404,983
Bank of America NA
250,000 5.526
08/18/26
252,375
500,000 6.000
10/15/36
515,972
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The) , MTN
$ 50,000 2.800%
05/04/26
$ 47,251
290,000 3.250
05/16/27
271,537
636,000 3.400
01/29/28
593,945
400,000 3.850
04/28/28
382,211
144,000 3.300
08/23/29
128,709
( 3M U.S. T-Bill MMY + 1.331% )
1,087,000 3.442
02/07/28
(a)
1,024,499
( SOFR + 1.845% )
810,000 6.474
10/25/34
(a)
858,308
Capital One Financial Corp.
50,000 4.200
10/29/25
47,964
450,000 3.750
03/09/27
418,176
300,000 3.650
05/11/27
277,224
690,000 3.800
01/31/28
633,904
( SOFR + 1.290% )
550,000 2.636
03/03/26
(a)
519,036
( SOFR + 2.160% )
150,000 4.985
07/24/26
(a)
146,237
( SOFR + 0.855% )
200,000 1.878
11/02/27
(a)
174,796
( SOFR + 2.057% )
250,000 4.927
05/10/28
(a)
238,147
( SOFR + 2.640% )
1,000,000 6.312
06/08/29
(a)
992,551
( SOFR + 1.337% )
180,000 2.359
07/29/32
(a)
127,547
( SOFR + 2.860% )
500,000 6.377
06/08/34
(a)
484,069
Citigroup, Inc.
500,000 3.875
03/26/25
485,965
100,000 3.700
01/12/26
96,732
588,000 4.450
09/29/27
563,343
629,000 4.125
07/25/28
589,219
484,000 6.625
06/15/32
508,691
486,000 6.675
09/13/43
510,687
396,000 5.300
05/06/44
358,599
500,000 4.750
05/18/46
416,517
( SOFR + 0.694% )
1,018,000 2.014
01/25/26
(a)
970,684
( SOFR + 2.842% )
640,000 3.106
04/08/26
(a)
618,012
( SOFR + 0.765% )
1,697,000 1.122
01/28/27
(a)
1,533,580
( SOFR + 0.770% )
275,000 1.462
06/09/27
(a)
246,808
( 3M U.S. T-Bill MMY + 1.825% )
100,000 3.887
01/10/28
(a)
95,427
( SOFR + 1.280% )
1,370,000 3.070
02/24/28
(a)
1,272,905
( SOFR + 1.887% )
300,000 4.658
05/24/28
(a)
292,048
( TSFR3M + 1.652% )
1,180,000 3.668
07/24/28
(a)
1,105,367
( 3M U.S. T-Bill MMY + 1.413% )
1,190,000 3.520
10/27/28
(a)
1,101,512
( TSFR3M + 1.600% )
200,000 3.980
03/20/30
(a)
184,528

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 1.422% )
$ 800,000 2.976%
11/05/30
(a)
$ 691,262
( SOFR + 2.107% )
1,000,000 2.572
06/03/31
(a)
826,906
( SOFR + 1.167% )
800,000 2.561
05/01/32
(a)
641,763
( SOFR + 1.939% )
200,000 3.785
03/17/33
(a)
173,733
( SOFR + 2.086% )
500,000 4.910
05/24/33
(a)
470,187
( SOFR + 2.338% )
1,000,000 6.270
11/17/33
(a)
1,034,256
( TSFR3M + 1.430% )
300,000 3.878
01/24/39
(a)
245,689
( TSFR3M + 2.101% )
300,000 4.281
04/24/48
(a)
248,749
Citizens Bank NA
( SOFR + 2.000% )
300,000 4.575
08/09/28
(a)
276,858
Citizens Financial Group, Inc.
100,000 3.250
04/30/30
82,933
Discover Bank
300,000 3.450
07/27/26
276,574
Discover Financial Services
100,000 6.700
11/29/32
98,799
Fifth Third Bancorp
506,000 2.550
05/05/27
457,367
190,000 8.250
03/01/38
211,808
( SOFRINDX + 2.192% )
300,000 6.361
10/27/28
(a)
301,369
Fifth Third Bank NA
560,000 3.850
03/15/26
530,381
Huntington Bancshares, Inc.
328,000 2.550
02/04/30
270,247
JPMorgan Chase & Co.
240,000 3.125
01/23/25
234,025
138,000 3.900
07/15/25
135,101
730,000 3.300
04/01/26
697,409
690,000 3.200
06/15/26
656,640
290,000 4.125
12/15/26
280,701
251,000 4.250
10/01/27
244,179
184,000 3.625
12/01/27
173,776
513,000 6.400
05/15/38
567,150
147,000 5.500
10/15/40
147,374
226,000 5.600
07/15/41
229,197
328,000 5.400
01/06/42
327,202
60,000 5.625
08/16/43
59,360
423,000 4.850
02/01/44
388,109
554,000 4.950
06/01/45
502,562
( SOFR + 1.160% )
210,000 2.301
10/15/25
(a)
203,255
( SOFR + 0.605% )
200,000 1.561
12/10/25
(a)
190,519
( SOFR + 0.915% )
250,000 2.595
02/24/26
(a)
240,445
( 3M U.S. T-Bill MMY + 1.585% )
370,000 2.005
03/13/26
(a)
352,491
( SOFR + 1.850% )
840,000 2.083
04/22/26
(a)
797,325
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 0.800% )
$ 800,000 1.045%
11/19/26
(a)
$ 730,868
( TSFR3M + 1.507% )
500,000 3.960
01/29/27
(a)
482,124
( SOFR + 0.885% )
600,000 1.578
04/22/27
(a)
543,500
( 3M U.S. T-Bill MMY + 1.599% )
213,000 3.782
02/01/28
(a)
201,942
( SOFR + 1.170% )
200,000 2.947
02/24/28
(a)
185,599
( SOFR + 1.560% )
200,000 4.323
04/26/28
(a)
193,395
( 3M U.S. T-Bill MMY + 1.642% )
1,064,000 3.540
05/01/28
(a)
996,629
622,000 3.964
11/15/48
(a)
490,807
( SOFR + 1.890% )
1,002,000 2.182
06/01/28
(a)
898,966
( SOFR + 1.990% )
140,000 4.851
07/25/28
(a)
137,301
( TSFR3M + 1.207% )
1,922,000 3.509
01/23/29
(a)
1,786,457
( TSFR3M + 1.382% )
518,000 4.005
04/23/29
(a)
490,065
( SOFR + 1.015% )
200,000 2.069
06/01/29
(a)
172,662
( 3M U.S. T-Bill MMY + 1.592% )
450,000 4.452
12/05/29
(a)
430,620
( TSFR3M + 1.422% )
114,000 3.702
05/06/30
(a)
103,933
( 3M U.S. T-Bill MMY + 1.510% )
692,000 2.739
10/15/30
(a)
597,694
( 3M U.S. T-Bill MMY + 3.790% )
400,000 4.493
03/24/31
(a)
378,012
( SOFR + 2.040% )
1,130,000 2.522
04/22/31
(a)
948,848
( TSFR3M + 2.515% )
358,000 2.956
05/13/31
(a)
303,615
( 3M U.S. T-Bill MMY + 1.105% )
80,000 1.764
11/19/31
(a)
62,509
( SOFR + 1.065% )
1,052,000 1.953
02/04/32
(a)
823,341
( TSFR3M + 1.250% )
1,104,000 2.580
04/22/32
(a)
904,477
( SOFR + 1.180% )
1,067,000 2.545
11/08/32
(a)
861,330
( SOFR + 1.260% )
600,000 2.963
01/25/33
(a)
495,979
( SOFR + 1.800% )
500,000 4.586
04/26/33
(a)
464,165
( SOFR + 1.810% )
680,000 6.254
10/23/34
(a)
709,665
( 3M U.S. T-Bill MMY + 1.622% )
485,000 3.882
07/24/38
(a)
405,546
( TSFR3M + 2.460% )
110,000 3.109
04/22/41
(a)
80,711
( SOFR + 1.460% )
100,000 3.157
04/22/42
(a)
73,551
( TSFR3M + 1.842% )
271,000 4.260
02/22/48
(a)
224,340

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( TSFR3M + 1.722% )
$ 268,000 4.032%
07/24/48
(a)
$ 215,948
( TSFR3M + 1.482% )
290,000 3.897
01/23/49
(a)
225,693
( SOFR + 2.440% )
368,000 3.109
04/22/51
(a)
247,156
( SOFR + 1.580% )
760,000 3.328
04/22/52
(a)
534,522
M&T Bank Corp.
( SOFR + 1.850% )
260,000 5.053
01/27/34
(a)
233,323
Manufacturers & Traders Trust Co.
840,000 2.900
02/06/25
810,687
Morgan Stanley
( SOFR + 1.990% )
3,000,000 2.188
04/28/26
(a)
2,852,803
( SOFR + 1.669% )
200,000 4.679
07/17/26
(a)
196,367
( SOFR + 1.770% )
200,000 6.138
10/16/26
(a)
201,712
250,000 3.950
04/23/27
237,627
600,000 3.591
07/22/28
(a)
562,090
100,000 6.375
07/24/42
109,155
510,000 4.300
01/27/45
428,319
100,000 4.375
01/22/47
84,375
( SOFR + 1.610% )
200,000 4.210
04/20/28
(a)
192,162
( SOFR + 1.290% )
2,280,000 2.943
01/21/33
(a)
1,865,303
( SOFR + 1.360% )
250,000 2.484
09/16/36
(a)
189,236
( SOFR + 2.620% )
1,660,000 5.297
04/20/37
(a)
1,539,057
( US 5 Year CMT T-Note +
2.430% )
100,000 5.948
01/19/38
(a)
97,129
( 3M USD LIBOR + 1.455% )
645,000 3.971
07/22/38
(a)
537,935
( TSFR3M + 1.693% )
1,340,000 4.457
04/22/39
(a)
1,172,842
( SOFR + 1.485% )
200,000 3.217
04/22/42
(a)
146,880
Morgan Stanley , GMTN
200,000 4.000
07/23/25
195,046
1,000,000 3.875
01/27/26
971,586
( TSFR3M + 1.402% )
460,000 3.772
01/24/29
(a)
429,289
( SOFR + 1.143% )
650,000 2.699
01/22/31
(a)
550,133
( SOFR + 4.840% )
100,000 5.597
03/24/51
(a)
101,136
Morgan Stanley , MTN
( SOFR + 0.940% )
500,000 2.630
02/18/26
(a)
479,032
( SOFR + 1.034% )
2,280,000 1.794
02/13/32
(a)
1,747,740
( SOFR + 1.430% )
1,890,000 2.802
01/25/52
(a)
1,186,442
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley Bank NA
$ 880,000 5.479%
07/16/25
$ 882,200
250,000 4.754
04/21/26
246,964
250,000 5.882
10/30/26
253,637
PNC Bank NA
250,000 3.250
06/01/25
240,497
250,000 2.700
10/22/29
209,918
PNC Financial Services Group, Inc. (The)
( SOFRINDX + 2.140% )
250,000 6.037
10/28/33
(a)
249,911
Santander Holdings USA, Inc.
380,000 3.450
06/02/25
364,772
300,000 3.244
10/05/26
275,110
( SOFR + 1.249% )
444,000 2.490
01/06/28
(a)
398,509
State Street Corp.
40,000 3.550
08/18/25
38,896
160,000 2.650
05/19/26
151,320
100,000 2.200
03/03/31
79,387
Synchrony Bank
400,000 5.400
08/22/25
386,714
Synchrony Financial
392,000 4.500
07/23/25
374,507
724,000 3.950
12/01/27
647,314
U.S. Bancorp
250,000 1.450
05/12/25
235,379
( US 5 Year CMT T-Note +
0.950% )
300,000 2.491
11/03/36
(a)
221,574
U.S. Bancorp , MTN
286,000 3.100
04/27/26
269,497
755,000 3.900
04/26/28
710,630
387,000 3.000
07/30/29
335,604
300,000 1.375
07/22/30
229,562
( SOFR + 0.730% )
300,000 2.215
01/27/28
(a)
270,589
( SOFR + 1.660% )
200,000 4.548
07/22/28
(a)
192,512
( SOFR + 1.020% )
950,000 2.677
01/27/33
(a)
749,790
U.S. Bancorp , Series V
100,000 2.375
07/22/26
92,453
U.S. Bancorp , Series X
535,000 3.150
04/27/27
498,630
US Bank NA
550,000 2.050
01/21/25
528,461
800,000 2.800
01/27/25
773,646
Wells Fargo & Co.
815,000 3.000
04/22/26
771,748
1,234,000 3.000
10/23/26
1,156,172
550,000 5.375
11/02/43
500,853
292,000 3.900
05/01/45
227,171
( SOFR + 2.000% )
600,000 2.188
04/30/26
(a)
569,954
( SOFR + 2.060% )
990,000 6.491
10/23/34
(a)
1,036,745
( SOFR + 2.530% )
1,119,000 3.068
04/30/41
(a)
801,478

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. , GMTN
$ 450,000 4.300%
07/22/27
$ 432,251
404,000 4.900
11/17/45
340,739
Wells Fargo & Co. , MTN
660,000 3.000
02/19/25
640,281
272,000 3.550
09/29/25
262,382
250,000 4.100
06/03/26
243,237
293,000 4.400
06/14/46
229,811
400,000 4.750
12/07/46
328,250
( TSFR3M + 1.087% )
500,000 2.406
10/30/25
(a)
482,740
( 3M U.S. T-Bill MMY + 1.012% )
530,000 2.164
02/11/26
(a)
506,446
( SOFR + 1.320% )
150,000 3.908
04/25/26
(a)
146,147
( SOFR + 1.560% )
200,000 4.540
08/15/26
(a)
196,114
( 3M U.S. T-Bill MMY + 1.432% )
320,000 3.196
06/17/27
(a)
301,718
( SOFR + 1.510% )
50,000 3.526
03/24/28
(a)
46,912
( 3M U.S. T-Bill MMY + 1.572% )
168,000 3.584
05/22/28
(a)
157,347
( SOFR + 2.100% )
955,000 2.393
06/02/28
(a)
854,272
900,000 4.897
07/25/33
(a)
845,310
( SOFR + 1.980% )
200,000 4.808
07/25/28
(a)
194,497
( SOFR + 1.740% )
1,470,000 5.574
07/25/29
(a)
1,463,898
( TSFR3M + 1.432% )
976,000 2.879
10/30/30
(a)
835,466
( 3M U.S. T-Bill MMY + 1.262% )
900,000 2.572
02/11/31
(a)
754,140
( 3M U.S. T-Bill MMY + 4.032% )
200,000 4.478
04/04/31
(a)
185,714
( SOFR + 1.500% )
750,000 3.350
03/02/33
(a)
625,502
( TSFR3M + 4.502% )
1,192,000 5.013
04/04/51
(a)
1,063,055
Wells Fargo Bank NA
1,310,000 5.550
08/01/25
1,312,127
400,000 6.600
01/15/38
421,660
123,988,391
Basic Industry – 0.8%
Air Products and Chemicals, Inc.
300,000 2.700
05/15/40
213,320
CF Industries, Inc.
360,000 5.150
03/15/34
341,768
187,000 4.950
06/01/43
159,885
115,000 5.375
03/15/44
103,084
Dow Chemical Co. (The)
630,000 7.375
11/01/29
696,371
200,000 4.375
11/15/42
163,323
390,000 5.550
11/30/48
367,274
200,000 3.600
11/15/50
141,417
DuPont de Nemours, Inc.
500,000 4.493
11/15/25
492,411
400,000 5.319
11/15/38
390,401
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
LYB International Finance BV
$ 693,000 4.875%
03/15/44
$ 582,873
LYB International Finance III LLC
240,000 4.200
10/15/49
176,283
263,000 4.200
05/01/50
192,866
200,000 3.625
04/01/51
134,138
LyondellBasell Industries NV
200,000 4.625
02/26/55
155,341
Sherwin-Williams Co. (The)
288,000 3.450
06/01/27
272,981
300,000 4.500
06/01/47
254,381
4,838,117
Broadcasting – 0.2%
Discovery Communications LLC
310,000 5.200
09/20/47
250,519
780,000 5.300
05/15/49
637,545
Fox Corp.
100,000 5.476
01/25/39
91,433
979,497
Brokerage – 0.5%
BlackRock, Inc.
200,000 2.400
04/30/30
172,942
200,000 1.900
01/28/31
162,647
150,000 2.100
02/25/32
120,377
CME Group, Inc.
50,000 2.650
03/15/32
42,428
100,000 5.300
09/15/43
100,874
Intercontinental Exchange, Inc.
340,000 2.100
06/15/30
281,301
290,000 1.850
09/15/32
222,052
360,000 4.600
03/15/33
342,796
566,000 3.000
06/15/50
372,009
392,000 4.950
06/15/52
363,401
416,000 3.000
09/15/60
256,168
500,000 5.200
06/15/62
469,941
Jefferies Financial Group, Inc.
125,000 4.150
01/23/30
113,110
244,000 2.625
10/15/31
191,534
3,211,580
Capital Goods – 1.1%
Carrier Global Corp.
40,000 2.493
02/15/27
36,693
505,000 2.722
02/15/30
432,494
107,000 2.700
02/15/31
89,738
378,000 3.377
04/05/40
282,531
250,000 3.577
04/05/50
179,206
Caterpillar, Inc.
40,000 2.600
04/09/30
35,226
80,000 5.200
05/27/41
79,920
388,000 3.803
08/15/42
320,429
246,000 3.250
09/19/49
178,329
Deere & Co.
266,000 3.900
06/09/42
227,284
190,000 3.750
04/15/50
155,051
Eaton Corp.
645,000 4.150
03/15/33
603,766
General Electric Co. , MTN
135,000 6.750
03/15/32
149,909

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Honeywell International, Inc.
$ 263,000 2.500%
11/01/26
$ 247,973
80,000 2.700
08/15/29
71,497
290,000 1.750
09/01/31
231,131
300,000 5.000
02/15/33
300,859
Illinois Tool Works, Inc.
121,000 2.650
11/15/26
114,494
290,000 3.900
09/01/42
242,979
John Deere Capital Corp. , Series I
600,000 5.150
09/08/33
605,630
Otis Worldwide Corp.
624,000 2.565
02/15/30
533,466
Republic Services, Inc.
390,000 3.950
05/15/28
373,555
500,000 5.000
04/01/34
489,905
Waste Management, Inc.
150,000 1.500
03/15/31
118,100
Westinghouse Air Brake Technologies Corp.
326,000 3.450
11/15/26
308,047
340,000 4.700
09/15/28
328,437
6,736,649
Communications – 4.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital
798,000 4.908
07/23/25
785,077
261,000 3.750
02/15/28
242,221
414,000 4.200
03/15/28
390,064
214,000 2.250
01/15/29
180,393
128,000 5.050
03/30/29
123,419
343,000 2.800
04/01/31
279,508
200,000 2.300
02/01/32
153,165
425,000 6.384
10/23/35
416,753
308,000 5.375
04/01/38
266,225
300,000 3.500
06/01/41
200,707
572,000 6.484
10/23/45
531,133
421,000 5.375
05/01/47
340,703
432,000 5.750
04/01/48
364,979
430,000 5.125
07/01/49
333,973
450,000 4.800
03/01/50
335,603
694,000 3.700
04/01/51
427,786
350,000 3.900
06/01/52
223,633
354,000 3.850
04/01/61
211,388
254,000 4.400
12/01/61
167,108
282,000 3.950
06/30/62
169,283
Comcast Corp.
1,000,000 3.375
08/15/25
970,774
400,000 3.150
02/15/28
373,370
400,000 3.550
05/01/28
377,997
400,000 4.150
10/15/28
386,957
700,000 4.550
01/15/29
688,144
150,000 2.650
02/01/30
131,289
400,000 3.400
04/01/30
365,031
300,000 4.250
10/15/30
286,219
500,000 5.500
11/15/32
511,271
600,000 4.250
01/15/33
558,914
500,000 4.650
02/15/33
483,437
300,000 7.050
03/15/33
337,844
250,000 4.800
05/15/33
244,038
150,000 4.200
08/15/34
136,640
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$ 320,000 5.650%
06/15/35
$ 328,623
400,000 4.400
08/15/35
367,061
540,000 3.900
03/01/38
459,498
400,000 3.969
11/01/47
314,419
100,000 4.000
03/01/48
79,183
400,000 4.700
10/15/48
357,667
400,000 3.999
11/01/49
313,229
400,000 3.450
02/01/50
286,920
400,000 2.800
01/15/51
249,404
800,000 2.887
11/01/51
505,266
400,000 2.450
08/15/52
231,046
210,000 5.350
05/15/53
203,534
750,000 2.937
11/01/56
459,000
336,000 4.950
10/15/58
305,942
472,000 2.650
08/15/62
265,394
400,000 2.987
11/01/63
237,237
Meta Platforms, Inc.
50,000 4.800
05/15/30
50,042
Netflix, Inc.
400,000 5.875
02/15/25
403,000
325,000 4.375
11/15/26
320,531
690,000 5.875
11/15/28
714,150
227,000 6.375
05/15/29
242,039
Omnicom Group Inc / Omnicom Capital, Inc.
122,000 3.650
11/01/24
119,681
850,000 3.600
04/15/26
818,864
Omnicom Group, Inc.
125,000 2.600
08/01/31
102,717
Time Warner Cable Enterprises LLC
216,000 8.375
07/15/33
242,783
Time Warner Cable LLC
170,000 6.550
05/01/37
160,926
304,000 7.300
07/01/38
304,024
322,000 6.750
06/15/39
306,330
180,000 5.875
11/15/40
156,381
431,000 5.500
09/01/41
357,711
TWDC Enterprises 18 Corp. , GMTN
290,000 4.125
06/01/44
243,509
TWDC Enterprises 18 Corp. , MTN
245,000 1.850
07/30/26
226,860
102,000 2.950
06/15/27
96,594
Walt Disney Co. (The)
140,000 3.350
03/24/25
136,638
202,000 2.200
01/13/28
183,541
110,000 2.000
09/01/29
94,753
422,000 3.800
03/22/30
396,506
960,000 2.650
01/13/31
825,324
75,000 6.400
12/15/35
82,644
400,000 6.650
11/15/37
449,069
250,000 4.625
03/23/40
231,264
940,000 2.750
09/01/49
606,190
270,000 4.700
03/23/50
247,204
200,000 3.600
01/13/51
151,581
383,000 3.800
05/13/60
287,633
Warnermedia Holdings, Inc.
1,200,000 3.755
03/15/27
1,131,093
500,000 4.054
03/15/29
460,691
1,300,000 5.050
03/15/42
1,071,441

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Warnermedia Holdings, Inc. – (continued)
$ 700,000 5.141%
03/15/52
$ 561,348
340,000 5.391
03/15/62
271,859
29,013,390
Consumer Cyclical – 7.0%
Amazon.com, Inc.
139,000 3.800
12/05/24
137,133
391,000 0.800
06/03/25
367,460
103,000 5.200
12/03/25
103,524
200,000 1.200
06/03/27
177,661
780,000 3.150
08/22/27
738,462
483,000 1.500
06/03/30
397,656
600,000 3.600
04/13/32
553,429
420,000 4.800
12/05/34
422,287
715,000 3.875
08/22/37
637,199
400,000 2.875
05/12/41
297,395
284,000 4.950
12/05/44
279,255
731,000 4.050
08/22/47
623,323
444,000 2.500
06/03/50
277,743
1,086,000 3.100
05/12/51
764,257
482,000 4.250
08/22/57
414,473
400,000 2.700
06/03/60
245,916
400,000 3.250
05/12/61
274,108
420,000 4.100
04/13/62
344,362
American Honda Finance Corp. , MTN
40,000 1.200
07/08/25
37,585
Aptiv PLC
300,000 3.100
12/01/51
181,690
Aptiv PLC / Aptiv Corp.
216,000 4.150
05/01/52
158,175
Booking Holdings, Inc.
150,000 4.625
04/13/30
146,606
Costco Wholesale Corp.
232,000 3.000
05/18/27
219,428
200,000 1.375
06/20/27
177,948
100,000 1.600
04/20/30
83,208
876,000 1.750
04/20/32
698,916
Dollar Tree, Inc.
236,000 4.200
05/15/28
224,337
eBay, Inc.
250,000 1.900
03/11/25
238,605
490,000 4.000
07/15/42
382,786
Expedia Group, Inc.
300,000 3.250
02/15/30
264,442
Ford Motor Credit Co. LLC
500,000 4.134
08/04/25
480,135
500,000 4.542
08/01/26
476,207
500,000 2.900
02/16/28
438,058
General Motors Co.
500,000 6.125
10/01/25
502,189
250,000 5.000
10/01/28
245,284
452,000 5.600
10/15/32
442,798
900,000 6.600
04/01/36
921,902
273,000 5.150
04/01/38
241,482
368,000 6.750
04/01/46
374,756
200,000 5.400
04/01/48
170,272
190,000 5.950
04/01/49
173,170
General Motors Financial Co., Inc.
200,000 5.250
03/01/26
197,738
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$ 400,000 2.350%
02/26/27
$ 360,815
100,000 5.000
04/09/27
98,098
600,000 2.700
08/20/27
539,774
200,000 6.000
01/09/28
202,695
500,000 5.850
04/06/30
498,396
1,040,000 2.350
01/08/31
827,950
250,000 2.700
06/10/31
201,315
Global Payments, Inc.
400,000 2.900
11/15/31
329,277
Home Depot, Inc. (The)
220,000 3.350
09/15/25
214,286
205,000 4.000
09/15/25
201,537
318,000 3.000
04/01/26
305,159
244,000 3.900
12/06/28
234,828
390,000 2.950
06/15/29
355,909
400,000 1.375
03/15/31
314,997
400,000 1.875
09/15/31
322,485
680,000 5.875
12/16/36
727,684
460,000 3.300
04/15/40
358,322
500,000 4.200
04/01/43
430,046
150,000 4.875
02/15/44
139,980
130,000 4.400
03/15/45
113,159
300,000 4.250
04/01/46
254,784
300,000 4.500
12/06/48
265,263
300,000 3.125
12/15/49
206,698
300,000 3.350
04/15/50
216,559
406,000 2.375
03/15/51
237,517
300,000 3.500
09/15/56
215,921
Las Vegas Sands Corp.
190,000 3.500
08/18/26
178,579
320,000 3.900
08/08/29
286,168
Lowe's Cos., Inc.
500,000 4.800
04/01/26
495,608
190,000 3.100
05/03/27
179,026
200,000 1.300
04/15/28
171,468
390,000 1.700
09/15/28
335,724
280,000 1.700
10/15/30
223,318
250,000 3.750
04/01/32
223,930
1,690,000 5.150
07/01/33
1,659,356
700,000 5.625
04/15/53
682,951
Marriott International, Inc. , Series FF
236,000 4.625
06/15/30
224,912
Marriott International, Inc. , Series GG
300,000 3.500
10/15/32
254,328
Marriott International, Inc. , Series R
170,000 3.125
06/15/26
160,948
Mastercard, Inc.
90,000 2.000
03/03/25
86,636
143,000 2.950
11/21/26
135,548
144,000 3.300
03/26/27
137,482
132,000 2.950
06/01/29
120,512
368,000 3.350
03/26/30
339,878
250,000 2.000
11/18/31
203,750
162,000 3.650
06/01/49
128,055
400,000 3.850
03/26/50
327,104
McDonald's Corp. , MTN
130,000 3.700
01/30/26
126,396
304,000 3.500
03/01/27
291,246

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$ 350,000 3.800%
04/01/28
$ 332,696
100,000 2.625
09/01/29
89,034
282,000 2.125
03/01/30
239,347
150,000 3.600
07/01/30
138,630
321,000 4.700
12/09/35
304,156
360,000 6.300
10/15/37
390,634
100,000 6.300
03/01/38
109,108
150,000 4.875
12/09/45
136,877
300,000 4.450
03/01/47
254,777
296,000 4.450
09/01/48
251,583
372,000 4.200
04/01/50
303,671
NIKE, Inc.
80,000 2.400
03/27/25
77,528
115,000 2.375
11/01/26
107,834
190,000 2.750
03/27/27
178,699
204,000 2.850
03/27/30
182,755
250,000 3.250
03/27/40
197,028
140,000 3.875
11/01/45
115,772
340,000 3.375
03/27/50
259,496
Starbucks Corp.
2,012,000 3.800
08/15/25
1,962,679
100,000 4.000
11/15/28
95,791
300,000 3.000
02/14/32
259,179
250,000 4.500
11/15/48
213,660
102,000 4.450
08/15/49
86,492
290,000 3.500
11/15/50
209,130
Target Corp.
184,000 2.250
04/15/25
176,992
Toyota Motor Credit Corp. , MTN
20,000 1.800
02/13/25
19,205
125,000 3.000
04/01/25
121,547
1,428,000 1.900
01/13/27
1,303,266
200,000 3.050
03/22/27
187,784
475,000 2.150
02/13/30
404,956
427,000 3.375
04/01/30
390,098
Visa, Inc.
123,000 3.150
12/14/25
118,898
100,000 1.900
04/15/27
91,638
267,000 2.750
09/15/27
249,867
174,000 2.050
04/15/30
148,701
320,000 1.100
02/15/31
251,639
920,000 4.150
12/14/35
865,485
100,000 2.700
04/15/40
73,683
729,000 4.300
12/14/45
649,136
100,000 3.650
09/15/47
79,059
200,000 2.000
08/15/50
115,983
Walmart, Inc.
190,000 3.550
06/26/25
186,168
100,000 3.050
07/08/26
96,100
166,000 3.700
06/26/28
161,040
252,000 1.500
09/22/28
219,888
220,000 1.800
09/22/31
180,117
455,000 5.250
09/01/35
476,617
330,000 6.500
08/15/37
379,853
165,000 4.050
06/29/48
141,505
400,000 2.650
09/22/51
259,141
940,000 4.500
09/09/52
857,954
44,382,613
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – 6.2%
Abbott Laboratories
$ 263,000 2.950%
03/15/25
$ 256,043
68,000 3.750
11/30/26
66,282
538,000 4.750
11/30/36
525,468
540,000 4.900
11/30/46
520,963
AbbVie, Inc.
100,000 2.600
11/21/24
97,218
1,452,000 3.800
03/15/25
1,422,806
2,082,000 3.600
05/14/25
2,032,359
291,000 3.200
05/14/26
279,441
250,000 4.250
11/14/28
242,775
625,000 3.200
11/21/29
567,139
425,000 4.550
03/15/35
402,725
290,000 4.500
05/14/35
272,341
806,000 4.050
11/21/39
694,945
300,000 4.850
06/15/44
277,443
379,000 4.750
03/15/45
342,517
500,000 4.700
05/14/45
449,286
304,000 4.450
05/14/46
262,999
320,000 4.875
11/14/48
294,738
950,000 4.250
11/21/49
802,698
Altria Group, Inc.
800,000 2.350
05/06/25
766,320
780,000 4.800
02/14/29
761,799
370,000 2.450
02/04/32
290,803
100,000 5.800
02/14/39
98,732
270,000 3.400
02/04/41
186,084
220,000 4.250
08/09/42
168,230
310,000 5.375
01/31/44
299,659
148,000 3.875
09/16/46
104,072
690,000 5.950
02/14/49
672,947
70,000 3.700
02/04/51
46,726
150,000 4.000
02/04/61
102,955
Amgen, Inc.
300,000 3.125
05/01/25
290,575
500,000 2.200
02/21/27
458,163
800,000 3.200
11/02/27
747,184
800,000 5.150
03/02/28
802,723
400,000 1.650
08/15/28
345,048
150,000 3.000
02/22/29
136,624
500,000 2.000
01/15/32
395,311
460,000 4.200
03/01/33
422,554
300,000 3.150
02/21/40
220,889
610,000 4.563
06/15/48
512,909
712,000 3.375
02/21/50
491,766
900,000 4.663
06/15/51
773,585
334,000 2.770
09/01/53
197,681
1,220,000 4.400
02/22/62
953,774
360,000 5.750
03/02/63
354,171
Biogen, Inc.
372,000 5.200
09/15/45
341,173
Bristol-Myers Squibb Co.
1,922,000 0.750
11/13/25
1,776,004
750,000 3.200
06/15/26
720,280
400,000 3.900
02/20/28
388,054
430,000 4.550
02/20/48
372,236
714,000 4.250
10/26/49
594,968
600,000 2.550
11/13/50
357,973
750,000 3.700
03/15/52
558,115

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Bristol-Myers Squibb Co. – (continued)
$ 140,000 3.900%
03/15/62
$ 102,861
Centene Corp.
860,000 4.250
12/15/27
818,075
400,000 2.450
07/15/28
348,000
844,000 4.625
12/15/29
789,140
523,000 3.000
10/15/30
439,001
786,000 2.500
03/01/31
626,181
Elevance Health, Inc.
336,000 6.100
10/15/52
353,870
Eli Lilly & Co.
190,000 3.950
03/15/49
158,152
300,000 2.250
05/15/50
179,836
292,000 2.500
09/15/60
166,764
Equifax, Inc.
180,000 2.350
09/15/31
142,994
Gilead Sciences, Inc.
500,000 2.950
03/01/27
468,370
476,000 4.000
09/01/36
416,862
300,000 4.800
04/01/44
272,341
300,000 4.750
03/01/46
266,467
528,000 4.150
03/01/47
433,342
500,000 2.800
10/01/50
316,971
Johnson & Johnson
1,490,000 0.550
09/01/25
1,383,212
300,000 1.300
09/01/30
244,006
Kenvue, Inc.
150,000 5.200
03/22/63
143,749
Kroger Co. (The)
500,000 3.950
01/15/50
379,160
Medtronic, Inc.
580,000 4.375
03/15/35
543,936
385,000 4.625
03/15/45
347,274
Merck & Co., Inc.
750,000 0.750
02/24/26
685,928
500,000 2.750
12/10/51
319,435
Mylan, Inc.
195,000 4.550
04/15/28
183,438
254,000 5.200
04/15/48
193,352
Philip Morris International, Inc.
200,000 0.875
05/01/26
180,463
250,000 4.250
11/10/44
202,681
Regeneron Pharmaceuticals, Inc.
346,000 2.800
09/15/50
208,715
Stryker Corp.
220,000 4.625
03/15/46
196,755
Thermo Fisher Scientific, Inc.
470,000 2.800
10/15/41
331,002
Utah Acquisition Sub, Inc.
505,000 3.950
06/15/26
481,048
200,000 5.250
06/15/46
155,746
Viatris, Inc.
423,000 4.000
06/22/50
272,580
Walgreens Boots Alliance, Inc.
194,000 3.800
11/18/24
189,688
450,000 3.450
06/01/26
423,974
106,000 4.800
11/18/44
78,661
50,000 4.100
04/15/50
32,382
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Zoetis, Inc.
$ 158,000 3.000%
09/12/27
$ 146,820
410,000 4.700
02/01/43
364,246
39,507,751
Consumer Products – 0.4%
Haleon US Capital LLC
300,000 3.625
03/24/32
264,281
400,000 4.000
03/24/52
310,500
Procter & Gamble Co. (The)
80,000 0.550
10/29/25
73,900
50,000 2.450
11/03/26
47,137
214,000 1.900
02/01/27
196,974
250,000 2.850
08/11/27
235,422
512,000 3.000
03/25/30
468,371
360,000 1.200
10/29/30
288,291
300,000 1.950
04/23/31
251,193
110,000 2.300
02/01/32
93,613
2,229,682
Electric – 2.9%
Berkshire Hathaway Energy Co.
200,000 4.450
01/15/49
161,471
500,000 4.250
10/15/50
387,476
Consolidated Edison Co. of New York, Inc.
250,000 4.625
12/01/54
209,870
134,000 3.600
06/15/61
92,302
Consolidated Edison Co. of New York, Inc. , Series 20B
400,000 3.950
04/01/50
311,138
Duke Energy Carolinas LLC
345,000 3.200
08/15/49
231,149
Duke Energy Corp.
390,000 2.650
09/01/26
364,420
480,000 2.450
06/01/30
403,206
504,000 3.750
09/01/46
364,682
350,000 3.500
06/15/51
240,488
316,000 5.000
08/15/52
275,512
Duke Energy Florida LLC
300,000 6.400
06/15/38
323,499
Emerson Electric Co.
300,000 2.200
12/21/31
246,389
180,000 2.800
12/21/51
113,789
Entergy Louisiana LLC
1,230,000 4.000
03/15/33
1,103,904
242,000 4.200
09/01/48
191,807
Florida Power & Light Co.
200,000 5.050
04/01/28
200,445
250,000 3.950
03/01/48
198,405
342,000 3.150
10/01/49
231,460
Georgia Power Co.
1,000,000 4.950
05/17/33
970,006
100,000 5.125
05/15/52
92,197
Georgia Power Co. , Series A
756,000 3.250
03/15/51
505,680
NextEra Energy Capital Holdings, Inc.
1,050,000 6.051
03/01/25
1,053,321
500,000 4.450
06/20/25
492,671
250,000 2.750
11/01/29
218,235
1,100,000 2.250
06/01/30
909,526
800,000 2.440
01/15/32
644,355

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
NiSource, Inc.
$ 250,000 3.950%
03/30/48
$ 188,912
Pacific Gas and Electric Co.
1,000,000 6.100
01/15/29
1,004,200
100,000 4.550
07/01/30
91,912
300,000 2.500
02/01/31
239,254
300,000 3.300
08/01/40
205,577
100,000 3.950
12/01/47
67,757
600,000 4.950
07/01/50
479,011
100,000 3.500
08/01/50
63,117
100,000 6.750
01/15/53
101,068
PacifiCorp
260,000 2.900
06/15/52
149,172
940,000 5.500
05/15/54
814,405
Sempra
548,000 3.250
06/15/27
511,332
250,000 3.400
02/01/28
232,624
450,000 6.000
10/15/39
450,688
240,000 4.000
02/01/48
183,520
( US 5 Year CMT T-Note +
2.868% )
205,000 4.125
04/01/52
(a)
168,356
Southern California Edison Co.
250,000 4.650
10/01/43
212,457
487,000 4.000
04/01/47
373,471
318,000 3.650
02/01/50
225,830
Southern California Edison Co. , Series 20A
220,000 2.950
02/01/51
137,737
Southern California Edison Co. , Series C
200,000 4.125
03/01/48
156,983
Southern Co. (The)
1,056,000 3.250
07/01/26
1,008,915
430,000 4.400
07/01/46
354,121
Southern Co. (The) , Series B
( US 5 Year CMT T-Note +
3.733% )
300,000 4.000
01/15/51
(a)
282,314
Virginia Electric and Power Co.
492,000 2.450
12/15/50
277,680
18,517,816
Energy – 6.2%
Baker Hughes Holdings LLC
50,000 5.125
09/15/40
47,838
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
404,000 3.337
12/15/27
379,372
300,000 4.080
12/15/47
239,841
BP Capital Markets America, Inc.
129,000 3.119
05/04/26
123,483
1,782,000 3.017
01/16/27
1,684,306
240,000 3.937
09/21/28
231,009
250,000 4.234
11/06/28
242,906
197,000 1.749
08/10/30
161,254
700,000 2.721
01/12/32
590,708
190,000 3.000
02/24/50
126,478
548,000 2.772
11/10/50
345,384
578,000 2.939
06/04/51
375,672
200,000 3.001
03/17/52
130,293
Cheniere Corpus Christi Holdings LLC
217,000 5.875
03/31/25
217,336
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Cheniere Corpus Christi Holdings LLC – (continued)
$ 1,136,000 5.125%
06/30/27
$ 1,127,480
Cheniere Energy Partners LP
400,000 4.500
10/01/29
374,000
600,000 4.000
03/01/31
531,000
500,000 3.250
01/31/32
413,125
Cheniere Energy, Inc.
248,000 4.625
10/15/28
236,840
Chevron Corp.
185,000 1.554
05/11/25
176,239
95,000 3.326
11/17/25
92,596
215,000 1.995
05/11/27
197,054
438,000 2.236
05/11/30
377,143
352,000 3.078
05/11/50
249,029
Chevron USA, Inc.
159,000 0.687
08/12/25
148,101
ConocoPhillips
410,000 6.500
02/01/39
455,046
ConocoPhillips Co.
100,000 6.950
04/15/29
110,056
100,000 5.050
09/15/33
98,682
100,000 3.758
03/15/42
79,215
300,000 4.300
11/15/44
253,714
100,000 5.300
05/15/53
96,524
250,000 4.025
03/15/62
188,438
Energy Transfer LP
208,000 4.050
03/15/25
203,946
668,000 2.900
05/15/25
642,416
200,000 4.750
01/15/26
196,632
200,000 5.500
06/01/27
200,161
100,000 4.000
10/01/27
94,227
230,000 4.950
06/15/28
223,613
551,000 5.250
04/15/29
540,496
540,000 3.750
05/15/30
484,663
310,000 6.400
12/01/30
322,297
100,000 6.500
02/01/42
101,296
201,000 5.300
04/15/47
174,983
283,000 5.400
10/01/47
250,139
277,000 6.000
06/15/48
264,244
431,000 6.250
04/15/49
424,269
480,000 5.000
05/15/50
403,251
Enterprise Products Operating LLC
367,000 3.750
02/15/25
360,163
326,000 3.125
07/31/29
295,404
150,000 2.800
01/31/30
132,047
300,000 5.350
01/31/33
302,481
150,000 5.950
02/01/41
154,124
207,000 4.850
08/15/42
189,160
220,000 4.450
02/15/43
190,862
268,000 4.850
03/15/44
245,612
176,000 5.100
02/15/45
165,344
220,000 4.900
05/15/46
198,867
414,000 4.800
02/01/49
374,685
368,000 4.200
01/31/50
301,654
835,000 3.950
01/31/60
629,362
Enterprise Products Operating LLC , Series E
( TSFR3M + 3.295% )
149,000 5.250
08/16/77
(a)
136,747

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
EOG Resources, Inc.
$ 233,000 4.150%
01/15/26
$ 228,270
186,000 4.375
04/15/30
180,100
236,000 4.950
04/15/50
220,112
Exxon Mobil Corp.
226,000 2.992
03/19/25
219,931
262,000 3.043
03/01/26
251,908
130,000 2.275
08/16/26
122,303
100,000 3.294
03/19/27
95,781
476,000 3.482
03/19/30
439,985
300,000 2.610
10/15/30
261,645
100,000 4.227
03/19/40
88,964
430,000 3.567
03/06/45
336,004
100,000 4.114
03/01/46
84,579
408,000 3.095
08/16/49
284,534
628,000 4.327
03/19/50
541,951
260,000 3.452
04/15/51
192,736
Halliburton Co.
112,000 2.920
03/01/30
97,784
493,000 4.850
11/15/35
467,492
600,000 6.700
09/15/38
672,571
300,000 7.450
09/15/39
353,082
200,000 5.000
11/15/45
182,034
Hess Corp.
248,000 4.300
04/01/27
242,041
148,000 6.000
01/15/40
154,059
323,000 5.600
02/15/41
324,615
Kinder Morgan Energy Partners LP
188,000 5.500
03/01/44
168,323
Kinder Morgan, Inc.
340,000 4.300
06/01/25
334,272
396,000 5.550
06/01/45
357,154
142,000 5.050
02/15/46
120,276
100,000 3.600
02/15/51
67,687
Kinder Morgan, Inc. , GMTN
1,000,000 7.750
01/15/32
1,119,971
Marathon Petroleum Corp.
200,000 4.750
09/15/44
166,543
MPLX LP
136,000 4.125
03/01/27
130,881
100,000 4.800
02/15/29
97,069
314,000 2.650
08/15/30
262,167
350,000 4.500
04/15/38
297,836
310,000 5.200
03/01/47
269,255
180,000 5.500
02/15/49
163,805
Occidental Petroleum Corp.
250,000 6.625
09/01/30
259,375
165,000 6.125
01/01/31
166,856
130,000 7.500
05/01/31
141,333
224,000 6.450
09/15/36
230,160
350,000 6.600
03/15/46
360,234
ONEOK, Inc.
200,000 4.550
07/15/28
192,850
378,000 3.100
03/15/30
329,462
680,000 6.100
11/15/32
696,845
200,000 5.200
07/15/48
175,843
Phillips 66
100,000 3.900
03/15/28
94,931
390,000 4.650
11/15/34
366,942
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Phillips 66 – (continued)
$ 150,000 5.875%
05/01/42
$ 154,833
450,000 4.875
11/15/44
410,182
Plains All American Pipeline LP / PAA Finance Corp.
250,000 3.600
11/01/24
244,978
766,000 4.650
10/15/25
750,901
240,000 4.500
12/15/26
233,078
339,000 3.550
12/15/29
303,644
Sabine Pass Liquefaction LLC
500,000 5.625
03/01/25
500,062
1,252,000 5.875
06/30/26
1,264,802
430,000 5.000
03/15/27
426,775
498,000 4.200
03/15/28
476,212
Targa Resources Corp.
200,000 4.950
04/15/52
164,271
Transcontinental Gas Pipe Line Co. LLC
644,000 7.850
02/01/26
671,790
Valero Energy Corp.
560,000 6.625
06/15/37
590,266
Western Midstream Operating LP
270,000 5.250
02/01/50
225,450
Williams Cos., Inc. (The)
280,000 4.000
09/15/25
273,000
318,000 3.750
06/15/27
301,971
384,000 3.500
11/15/30
342,090
250,000 2.600
03/15/31
205,879
642,000 6.300
04/15/40
668,065
200,000 5.100
09/15/45
178,020
240,000 4.850
03/01/48
205,889
39,508,016
Financial Company – 0.9%
Air Lease Corp.
80,000 1.875
08/15/26
72,393
402,000 3.125
12/01/30
337,440
Air Lease Corp. , MTN
1,110,000 2.875
01/15/26
1,045,481
300,000 2.875
01/15/32
243,017
Ally Financial, Inc.
100,000 5.750
11/20/25
98,241
139,000 7.100
11/15/27
141,621
469,000 8.000
11/01/31
495,082
Ares Capital Corp.
250,000 3.250
07/15/25
236,756
475,000 2.150
07/15/26
425,099
300,000 2.875
06/15/28
256,495
Blackstone Private Credit Fund
349,000 2.625
12/15/26
306,845
700,000 3.250
03/15/27
623,116
GE Capital International Funding Co Unlimited Co.
1,772,000 4.418
11/15/35
1,652,268
5,933,854
Food and Beverage – 2.1%
Coca-Cola Co. (The)
100,000 3.375
03/25/27
96,426
250,000 1.450
06/01/27
224,763
240,000 1.000
03/15/28
207,581
102,000 2.125
09/06/29
89,408
656,000 3.450
03/25/30
611,979

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$ 193,000 1.650%
06/01/30
$ 160,487
255,000 2.000
03/05/31
212,983
240,000 1.375
03/15/31
191,344
210,000 2.500
06/01/40
150,299
110,000 2.875
05/05/41
82,235
430,000 2.600
06/01/50
279,638
100,000 3.000
03/05/51
71,045
250,000 2.500
03/15/51
157,154
220,000 2.750
06/01/60
140,689
Constellation Brands, Inc.
330,000 3.150
08/01/29
296,512
Keurig Dr Pepper, Inc.
299,000 3.200
05/01/30
265,534
100,000 3.800
05/01/50
74,603
412,000 4.500
04/15/52
343,541
Kraft Heinz Foods Co.
665,000 3.000
06/01/26
631,758
250,000 6.875
01/26/39
273,345
507,000 5.000
06/04/42
459,369
552,000 4.375
06/01/46
449,455
410,000 4.875
10/01/49
359,229
Molson Coors Beverage Co.
820,000 3.000
07/15/26
776,397
190,000 5.000
05/01/42
171,914
370,000 4.200
07/15/46
293,264
Mondelez International, Inc.
435,000 2.750
04/13/30
378,330
490,000 2.625
09/04/50
302,903
PepsiCo, Inc.
156,000 2.250
03/19/25
150,508
112,000 2.750
04/30/25
108,516
1,000,000 5.250
11/10/25
1,007,146
160,000 2.850
02/24/26
153,357
166,000 2.375
10/06/26
155,936
68,000 3.000
10/15/27
64,126
96,000 2.625
07/29/29
85,916
210,000 2.750
03/19/30
187,552
210,000 1.625
05/01/30
173,877
100,000 1.400
02/25/31
79,766
400,000 1.950
10/21/31
326,416
290,000 2.625
10/21/41
206,296
300,000 4.450
04/14/46
270,624
280,000 3.450
10/06/46
213,897
200,000 2.875
10/15/49
137,209
130,000 3.625
03/19/50
102,158
Sysco Corp.
200,000 3.750
10/01/25
193,936
604,000 3.300
07/15/26
575,038
547,000 3.250
07/15/27
510,610
329,000 5.950
04/01/30
340,481
270,000 6.600
04/01/50
295,431
13,090,981
Healthcare – 4.9%
Aetna, Inc.
150,000 3.500
11/15/24
147,071
140,000 6.625
06/15/36
149,348
348,000 3.875
08/15/47
254,891
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Cigna Group (The)
$ 2,382,000 4.125%
11/15/25
$ 2,323,517
1,210,000 4.375
10/15/28
1,173,233
180,000 2.400
03/15/30
153,064
300,000 4.800
08/15/38
279,209
130,000 4.800
07/15/46
115,300
674,000 4.900
12/15/48
604,951
290,000 3.400
03/15/50
201,236
472,000 3.400
03/15/51
326,113
CVS Health Corp.
1,094,000 4.100
03/25/25
1,077,730
556,000 3.875
07/20/25
542,175
100,000 2.875
06/01/26
94,520
368,000 3.000
08/15/26
347,342
488,000 3.625
04/01/27
463,099
350,000 1.300
08/21/27
304,984
825,000 4.300
03/25/28
797,796
523,000 3.250
08/15/29
471,142
150,000 5.125
02/21/30
147,812
220,000 1.750
08/21/30
175,553
410,000 5.250
02/21/33
402,350
1,116,000 4.780
03/25/38
1,001,857
246,000 4.125
04/01/40
198,011
160,000 2.700
08/21/40
106,562
176,000 5.300
12/05/43
160,934
520,000 5.125
07/20/45
461,016
968,000 5.050
03/25/48
847,987
50,000 4.250
04/01/50
38,941
1,196,000 5.875
06/01/53
1,165,810
Danaher Corp.
340,000 2.800
12/10/51
215,268
Elevance Health, Inc.
50,000 3.350
12/01/24
48,750
552,000 3.650
12/01/27
523,996
150,000 2.875
09/15/29
133,183
300,000 2.550
03/15/31
249,842
84,000 4.625
05/15/42
73,823
309,000 4.650
01/15/43
268,108
174,000 4.650
08/15/44
151,556
340,000 4.375
12/01/47
282,250
118,000 4.550
03/01/48
100,064
300,000 3.125
05/15/50
199,809
HCA, Inc.
1,820,000 5.250
04/15/25
1,810,354
330,000 5.875
02/15/26
330,413
628,000 5.250
06/15/26
622,819
188,000 5.375
09/01/26
187,267
555,000 4.500
02/15/27
539,044
180,000 5.200
06/01/28
177,481
100,000 5.625
09/01/28
100,520
50,000 5.875
02/01/29
50,438
404,000 4.125
06/15/29
375,063
500,000 3.500
09/01/30
440,276
100,000 5.125
06/15/39
89,875
315,000 5.500
06/15/47
282,909
410,000 5.250
06/15/49
356,845
220,000 3.500
07/15/51
143,333
415,000 4.625
03/15/52
324,541

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Humana, Inc.
$ 300,000 3.700%
03/23/29
$ 279,977
940,000 5.875
03/01/33
962,136
UnitedHealth Group, Inc.
188,000 3.750
07/15/25
183,733
100,000 3.100
03/15/26
96,081
100,000 3.450
01/15/27
95,699
400,000 2.950
10/15/27
373,005
600,000 2.300
05/15/31
499,909
688,000 4.200
05/15/32
648,402
500,000 5.350
02/15/33
510,524
758,000 4.625
07/15/35
728,443
400,000 5.800
03/15/36
419,093
838,000 4.250
03/15/43
718,815
631,000 4.450
12/15/48
541,402
300,000 3.700
08/15/49
225,510
700,000 3.250
05/15/51
493,093
311,000 4.750
05/15/52
277,595
500,000 3.875
08/15/59
373,468
940,000 6.050
02/15/63
1,008,172
31,046,438
Insurance – 1.5%
American International Group, Inc.
204,000 4.800
07/10/45
177,293
301,000 4.750
04/01/48
263,306
100,000 4.375
06/30/50
79,635
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
290,000 5.750
04/01/48
(a)
273,283
Aon Corp.
200,000 2.800
05/15/30
172,748
Aon Corp. / Aon Global Holdings PLC
352,000 3.900
02/28/52
267,071
Berkshire Hathaway Finance Corp.
112,000 1.450
10/15/30
90,915
530,000 2.875
03/15/32
459,421
430,000 2.850
10/15/50
281,635
50,000 2.500
01/15/51
30,387
850,000 3.850
03/15/52
664,561
Berkshire Hathaway, Inc.
100,000 4.500
02/11/43
93,588
Chubb INA Holdings, Inc.
472,000 4.350
11/03/45
409,941
Corebridge Financial, Inc.
240,000 3.500
04/04/25
232,504
Equitable Holdings, Inc.
426,000 5.000
04/20/48
375,573
Everest Reinsurance Holdings, Inc.
470,000 3.500
10/15/50
321,544
Marsh & McLennan Cos., Inc.
175,000 4.375
03/15/29
170,422
100,000 2.250
11/15/30
83,343
206,000 4.900
03/15/49
187,988
MetLife, Inc.
150,000 4.550
03/23/30
146,622
400,000 5.700
06/15/35
406,420
468,000 6.400
12/15/36
457,408
256,000 4.125
08/13/42
206,392
250,000 4.875
11/13/43
227,170
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc. – (continued)
$ 388,000 4.600%
05/13/46
$ 340,625
270,000 5.000
07/15/52
247,882
Prudential Financial, Inc.
( 3M USD LIBOR + 3.031% )
1,007,000 5.375
05/15/45
(a)
973,536
( 3M USD LIBOR + 2.380% )
195,000 4.500
09/15/47
(a)
174,267
210,000 3.905
12/07/47
160,572
246,000 3.935
12/07/49
186,682
( US 5 Year CMT T-Note +
3.035% )
192,000 3.700
10/01/50
(a)
157,269
Prudential Financial, Inc. , MTN
300,000 5.700
12/14/36
305,433
250,000 4.600
05/15/44
215,274
259,000 4.350
02/25/50
206,755
260,000 3.700
03/13/51
191,610
Travelers Cos., Inc. (The)
440,000 3.050
06/08/51
293,389
9,532,464
Metals and Mining – 0.0%
Newmont Corp.
$ 300,000 2.250
10/01/30
249,060
Pharmaceuticals – 0.1%
Viatris, Inc.
560,000 3.850
06/22/40
385,487
REITs and Real Estate – 1.0%
Alexandria Real Estate Equities, Inc.
50,000 3.375
08/15/31
43,317
250,000 2.950
03/15/34
197,956
210,000 3.550
03/15/52
141,828
Boston Properties LP
100,000 4.500
12/01/28
92,139
726,000 2.550
04/01/32
540,449
390,000 2.450
10/01/33
274,875
Digital Realty Trust LP
840,000 3.600
07/01/29
761,102
Equinix, Inc.
80,000 2.625
11/18/24
77,550
270,000 3.200
11/18/29
238,556
204,000 2.150
07/15/30
165,989
200,000 2.500
05/15/31
162,915
GLP Capital LP / GLP Financing II, Inc.
644,000 5.375
04/15/26
628,151
236,000 5.300
01/15/29
224,991
130,000 3.250
01/15/32
104,409
Prologis LP
150,000 1.250
10/15/30
115,869
Simon Property Group LP
160,000 3.300
01/15/26
153,188
68,000 3.250
11/30/26
64,126
132,000 2.450
09/13/29
113,012
174,000 2.650
07/15/30
147,117
284,000 3.250
09/13/49
186,775
220,000 3.800
07/15/50
158,245
VICI Properties LP
300,000 4.750
02/15/28
283,495

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
VICI Properties LP – (continued)
$ 400,000 4.950%
02/15/30
$ 372,179
400,000 5.125
05/15/32
368,615
Welltower OP LLC
300,000 4.250
04/15/28
286,876
276,000 3.100
01/15/30
239,478
6,143,202
REVENUE – 0.4%
Ascension Health
200,000 3.945
11/15/46
157,870
Ascension Health , Series B
380,000 2.532
11/15/29
331,607
CommonSpirit Health
1,100,000 2.760
10/01/24
1,071,069
220,000 3.347
10/01/29
195,619
239,000 4.350
11/01/42
195,121
200,000 4.187
10/01/49
152,321
Kaiser Foundation Hospitals
295,000 4.150
05/01/47
242,540
Kaiser Foundation Hospitals , Series 2019
286,000 3.266
11/01/49
196,329
Kaiser Foundation Hospitals , Series 2021
125,000 2.810
06/01/41
86,554
300,000 3.002
06/01/51
193,271
2,822,301
Software – 1.7%
Oracle Corp.
1,440,000 6.150
11/09/29
1,509,150
300,000 2.950
04/01/30
263,108
1,940,000 6.250
11/09/32
2,038,894
600,000 3.900
05/15/35
512,674
645,000 3.800
11/15/37
526,626
550,000 3.600
04/01/40
418,384
150,000 3.650
03/25/41
113,460
214,000 4.125
05/15/45
167,634
490,000 4.000
11/15/47
370,825
1,650,000 6.900
11/09/52
1,846,543
1,000,000 4.375
05/15/55
775,730
500,000 3.850
04/01/60
345,187
500,000 4.100
03/25/61
359,413
Salesforce, Inc.
800,000 3.700
04/11/28
768,547
500,000 1.950
07/15/31
409,428
700,000 2.900
07/15/51
465,074
Workday, Inc.
200,000 3.800
04/01/32
177,809
11,068,486
Technology – 8.3%
Adobe, Inc.
192,000 3.250
02/01/25
187,819
82,000 2.150
02/01/27
75,803
500,000 2.300
02/01/30
438,205
Alphabet, Inc.
182,000 1.998
08/15/26
169,796
50,000 0.800
08/15/27
43,848
114,000 1.100
08/15/30
91,809
1,240,000 1.900
08/15/40
819,060
823,000 2.050
08/15/50
483,769
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Alphabet, Inc. – (continued)
$ 747,000 2.250%
08/15/60
$ 436,897
Analog Devices, Inc.
75,000 3.500
12/05/26
72,060
214,000 1.700
10/01/28
185,160
Apple, Inc.
184,000 2.750
01/13/25
179,334
112,000 2.500
02/09/25
108,666
91,000 1.125
05/11/25
86,101
50,000 0.550
08/20/25
46,503
479,000 0.700
02/08/26
439,986
331,000 3.250
02/23/26
320,467
324,000 2.450
08/04/26
305,963
750,000 2.050
09/11/26
698,467
120,000 3.000
06/20/27
113,605
692,000 2.900
09/12/27
651,109
218,000 3.000
11/13/27
205,931
488,000 1.200
02/08/28
425,272
110,000 1.400
08/05/28
95,770
320,000 3.250
08/08/29
298,703
336,000 1.650
05/11/30
280,996
118,000 1.250
08/20/30
95,218
790,000 1.650
02/08/31
645,094
300,000 1.700
08/05/31
244,299
625,000 4.500
02/23/36
619,764
102,000 2.375
02/08/41
72,074
495,000 3.850
05/04/43
424,056
310,000 4.450
05/06/44
288,424
305,000 3.450
02/09/45
241,294
350,000 4.375
05/13/45
319,347
222,000 4.650
02/23/46
211,400
306,000 3.850
08/04/46
256,882
208,000 4.250
02/09/47
186,492
270,000 3.750
09/12/47
219,936
446,000 3.750
11/13/47
366,373
793,000 2.950
09/11/49
558,661
594,000 2.650
05/11/50
385,186
239,000 2.400
08/20/50
149,312
940,000 2.650
02/08/51
612,868
325,000 2.800
02/08/61
209,529
Applied Materials, Inc.
130,000 3.300
04/01/27
123,922
650,000 1.750
06/01/30
536,509
236,000 4.350
04/01/47
208,460
Broadcom Corp. / Broadcom Cayman Finance Ltd.
659,000 3.875
01/15/27
632,954
598,000 3.500
01/15/28
560,360
Broadcom, Inc.
440,000 3.150
11/15/25
422,942
380,000 3.459
09/15/26
362,884
500,000 1.950
02/15/28
(b)
439,282
605,000 4.750
04/15/29
590,127
274,000 4.150
11/15/30
253,549
570,000 2.450
02/15/31
(b)
469,958
470,000 4.300
11/15/32
433,176
805,000 3.419
04/15/33
(b)
675,806
290,000 3.469
04/15/34
(b)
240,759
600,000 3.137
11/15/35
(b)
466,011
650,000 3.187
11/15/36
(b)
499,117

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$ 600,000 3.500%
02/15/41
(b)
$ 450,385
360,000 3.750
02/15/51
(b)
262,820
Dell International LLC / EMC Corp.
50,000 5.750
02/01/33
50,706
250,000 8.100
07/15/36
294,800
500,000 3.375
12/15/41
357,601
Fiserv, Inc.
150,000 3.850
06/01/25
146,391
440,000 3.200
07/01/26
417,833
300,000 4.200
10/01/28
286,461
500,000 3.500
07/01/29
457,254
400,000 4.400
07/01/49
330,222
Hewlett Packard Enterprise Co.
300,000 4.900
10/15/25
297,000
300,000 6.350
10/15/45
306,325
Intel Corp.
600,000 3.400
03/25/25
586,025
1,000,000 3.700
07/29/25
976,572
1,200,000 4.875
02/10/26
1,198,942
290,000 3.150
05/11/27
274,561
1,600,000 4.000
08/05/29
1,532,704
700,000 5.125
02/10/30
706,965
250,000 3.900
03/25/30
236,425
500,000 4.900
07/29/45
479,169
500,000 4.100
05/19/46
409,883
250,000 3.734
12/08/47
192,929
500,000 3.100
02/15/60
320,165
International Business Machines Corp.
260,000 4.000
07/27/25
254,919
250,000 3.450
02/19/26
240,997
1,510,000 3.300
05/15/26
1,450,027
300,000 1.700
05/15/27
268,592
1,086,000 1.950
05/15/30
901,755
540,000 4.150
05/15/39
464,937
200,000 4.000
06/20/42
165,562
300,000 4.250
05/15/49
248,607
300,000 2.950
05/15/50
192,969
500,000 4.900
07/27/52
450,437
KLA Corp.
87,000 4.650
11/01/24
86,313
130,000 4.100
03/15/29
125,648
100,000 3.300
03/01/50
71,540
Lam Research Corp.
238,000 4.000
03/15/29
229,386
228,000 1.900
06/15/30
189,170
220,000 4.875
03/15/49
203,391
352,000 2.875
06/15/50
232,574
Leidos, Inc.
300,000 4.375
05/15/30
279,375
695,000 2.300
02/15/31
558,020
300,000 5.750
03/15/33
297,795
Meta Platforms, Inc.
1,000,000 4.600
05/15/28
994,217
100,000 3.850
08/15/32
91,810
750,000 4.950
05/15/33
745,388
800,000 4.450
08/15/52
685,838
Microchip Technology, Inc.
120,000 4.250
09/01/25
116,918
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp.
$ 1,348,000 2.700%
02/12/25
$ 1,310,840
133,000 3.125
11/03/25
128,900
240,000 2.400
08/08/26
226,973
87,000 3.300
02/06/27
83,744
960,000 3.500
02/12/35
876,608
470,000 3.450
08/08/36
414,469
81,000 4.100
02/06/37
76,049
264,000 4.450
11/03/45
250,917
300,000 3.700
08/08/46
248,277
270,000 4.250
02/06/47
248,916
1,047,000 2.525
06/01/50
674,667
620,000 2.500
09/15/50
(b)
394,505
1,040,000 2.921
03/17/52
718,892
632,000 2.675
06/01/60
399,343
400,000 3.041
03/17/62
273,606
Motorola Solutions, Inc.
692,000 4.600
05/23/29
671,250
NVIDIA Corp.
80,000 1.550
06/15/28
70,114
400,000 2.000
06/15/31
330,793
150,000 3.500
04/01/40
123,640
400,000 3.500
04/01/50
309,381
PayPal Holdings, Inc.
250,000 1.650
06/01/25
236,839
1,060,000 4.400
06/01/32
1,013,703
50,000 3.250
06/01/50
35,322
QUALCOMM, Inc.
135,000 3.450
05/20/25
131,675
304,000 3.250
05/20/27
289,637
126,000 2.150
05/20/30
107,227
320,000 4.650
05/20/35
313,577
396,000 4.800
05/20/45
369,996
250,000 4.300
05/20/47
215,147
470,000 4.500
05/20/52
408,937
Texas Instruments, Inc.
232,000 2.250
09/04/29
202,899
320,000 1.750
05/04/30
269,681
300,000 4.900
03/14/33
299,439
669,000 4.150
05/15/48
568,133
VMware LLC
50,000 1.400
08/15/26
45,113
52,740,656
Transportation – 1.2%
Burlington Northern Santa Fe LLC
100,000 3.900
08/01/46
79,053
600,000 3.300
09/15/51
423,701
120,000 4.450
01/15/53
104,630
CSX Corp.
140,000 4.100
03/15/44
114,677
200,000 3.800
11/01/46
152,967
300,000 4.500
11/15/52
256,530
FedEx Corp.
180,000 2.400
05/15/31
149,873
344,000 5.100
01/15/44
309,861
430,000 4.750
11/15/45
372,192
974,000 4.550
04/01/46
819,602

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp. 2020-1 Class AA Pass Through Trust , Series 20-1,
AA
$ 41,979 1.875%
02/20/34
$ 33,829
Union Pacific Corp.
180,000 2.400
02/05/30
155,199
1,750,000 2.800
02/14/32
1,483,347
278,000 3.799
10/01/51
215,865
95,000 2.950
03/10/52
61,735
408,000 3.839
03/20/60
304,700
446,000 3.799
04/06/71
319,003
United Parcel Service, Inc.
200,000 3.900
04/01/25
196,566
292,000 3.050
11/15/27
274,523
792,000 3.400
03/15/29
744,396
190,000 3.750
11/15/47
150,064
500,000 4.250
03/15/49
423,807
448,000 5.300
04/01/50
446,223
7,592,343
Wireless – 6.1%
American Tower Corp.
250,000 4.000
06/01/25
243,984
556,000 3.375
10/15/26
524,764
200,000 2.750
01/15/27
184,362
361,000 3.800
08/15/29
331,666
80,000 2.900
01/15/30
68,781
300,000 1.875
10/15/30
236,317
590,000 5.900
11/15/33
599,464
251,000 3.100
06/15/50
158,734
AT&T, Inc.
611,000 3.800
02/15/27
588,786
346,000 4.250
03/01/27
337,896
339,000 2.300
06/01/27
309,107
75,000 1.650
02/01/28
65,605
300,000 4.100
02/15/28
288,206
912,000 4.350
03/01/29
876,724
1,729,000 4.300
02/15/30
1,634,595
389,000 2.750
06/01/31
327,434
428,000 2.250
02/01/32
339,902
630,000 2.550
12/01/33
489,990
685,000 4.500
05/15/35
619,400
140,000 4.850
03/01/39
126,395
330,000 4.350
06/15/45
267,215
435,000 4.750
05/15/46
368,467
293,000 4.500
03/09/48
238,936
225,000 4.550
03/09/49
183,142
538,000 3.650
06/01/51
376,209
130,000 3.300
02/01/52
86,176
1,560,000 3.500
09/15/53
1,036,927
1,358,000 3.550
09/15/55
899,228
530,000 3.800
12/01/57
362,223
1,119,000 3.650
09/15/59
740,517
192,000 3.850
06/01/60
132,123
Crown Castle, Inc.
467,000 4.450
02/15/26
456,082
506,000 3.700
06/15/26
484,057
649,000 1.050
07/15/26
579,149
98,000 3.650
09/01/27
91,577
200,000 3.800
02/15/28
187,313
220,000 3.300
07/01/30
191,828
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
Crown Castle, Inc. – (continued)
$ 180,000 2.250%
01/15/31
$ 144,609
301,000 2.100
04/01/31
236,290
100,000 2.900
04/01/41
67,312
100,000 3.250
01/15/51
64,245
Sprint Capital Corp.
640,000 6.875
11/15/28
676,991
1,180,000 8.750
03/15/32
1,412,313
Sprint LLC
940,000 7.625
02/15/25
955,817
T-Mobile USA, Inc.
500,000 2.250
02/15/26
467,965
800,000 3.750
04/15/27
763,174
300,000 4.950
03/15/28
297,873
50,000 4.800
07/15/28
49,478
100,000 2.625
02/15/29
88,193
700,000 3.375
04/15/29
635,154
900,000 3.875
04/15/30
827,804
1,060,000 2.550
02/15/31
878,789
300,000 2.875
02/15/31
254,292
408,000 2.250
11/15/31
324,756
408,000 2.700
03/15/32
334,583
500,000 5.050
07/15/33
484,172
500,000 5.750
01/15/34
508,794
640,000 4.375
04/15/40
546,309
500,000 3.000
02/15/41
352,020
600,000 4.500
04/15/50
500,429
400,000 3.300
02/15/51
269,298
500,000 5.750
01/15/54
495,641
300,000 3.600
11/15/60
200,924
Verizon Communications, Inc.
134,000 3.500
11/01/24
131,417
154,000 3.376
02/15/25
150,332
1,893,000 0.850
11/20/25
1,742,039
559,000 4.125
03/16/27
543,888
250,000 3.000
03/22/27
235,060
710,000 2.100
03/22/28
630,609
922,000 4.329
09/21/28
889,719
771,000 4.016
12/03/29
726,067
384,000 3.150
03/22/30
340,835
236,000 1.500
09/18/30
187,642
85,000 1.680
10/30/30
67,779
670,000 2.550
03/21/31
556,694
50,000 2.355
03/15/32
40,010
985,000 5.050
05/09/33
970,792
220,000 4.272
01/15/36
197,025
445,000 5.250
03/16/37
443,268
550,000 2.650
11/20/40
373,785
610,000 3.400
03/22/41
463,438
60,000 6.550
09/15/43
65,637
650,000 4.862
08/21/46
579,246
401,000 4.522
09/15/48
343,613
400,000 2.875
11/20/50
254,239
800,000 3.550
03/22/51
577,251
310,000 5.012
08/21/54
281,662
150,000 2.987
10/30/56
92,618
446,000 3.000
11/20/60
273,410

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$ 555,000 3.700%
03/22/61
$ 391,246
38,419,827
TOTAL CORPORATE OBLIGATIONS
(Cost $564,346,462)
506,864,535
a
Foreign Corporate Debt – 18.5%
Banks – 11.2%
Australia & New Zealand Banking Group Ltd. ( Australia )
300,000 5.088
12/08/25
299,872
Australia & New Zealand Banking Group Ltd. , MTN ( Australia )
400,000 3.700
11/16/25
388,695
Banco Bilbao Vizcaya Argentaria SA ( Spain )
200,000 1.125
09/18/25
184,265
Banco Santander SA ( Spain )
1,432,000 2.746
05/28/25
1,360,950
800,000 5.179
11/19/25
781,806
600,000 1.849
03/25/26
547,212
600,000 4.250
04/11/27
568,755
600,000 6.607
11/07/28
621,008
325,000 3.490
05/28/30
280,815
( US 1 Year CMT T-Note +
0.900% )
600,000 1.722
09/14/27
(a)
532,517
( US 1 Year CMT T-Note +
1.600% )
336,000 3.225
11/22/32
(a)
264,306
Bank of Montreal ( Canada )
750,000 5.203
02/01/28
747,392
Bank of Montreal , MTN ( Canada )
750,000 1.850
05/01/25
712,636
Bank of Nova Scotia (The) ( Canada )
190,000 2.200
02/03/25
182,673
448,000 1.300
06/11/25
420,092
566,000 4.500
12/16/25
552,248
220,000 2.700
08/03/26
205,475
80,000 1.950
02/02/27
72,114
750,000 4.850
02/01/30
724,999
530,000 2.450
02/02/32
422,813
Barclays PLC ( United Kingdom )
1,140,000 3.650
03/16/25
1,109,361
1,035,000 4.375
01/12/26
1,004,428
210,000 5.200
05/12/26
204,884
850,000 4.836
05/09/28
801,364
330,000 5.250
08/17/45
297,591
436,000 4.950
01/10/47
381,506
( SOFR + 2.714% )
200,000 2.852
05/07/26
(a)
190,875
( US 1 Year CMT T-Note +
1.200% )
424,000 2.667
03/10/32
(a)
334,102
( SOFR + 2.980% )
1,000,000 6.224
05/09/34
(a)
984,675
( US 5 Year CMT T-Note +
2.900% )
960,000 3.564
09/23/35
(a)
770,316
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( US 1 Year CMT T-Note +
1.700% )
$ 500,000 3.811%
03/10/42
(a)
$ 347,576
Canadian Imperial Bank of Commerce ( Canada )
110,000 2.250
01/28/25
105,764
300,000 1.250
06/22/26
270,438
150,000 3.450
04/07/27
141,217
150,000 3.600
04/07/32
131,538
Cooperatieve Rabobank UA ( Netherlands )
1,105,000 3.750
07/21/26
1,045,249
159,000 5.250
05/24/41
158,237
250,000 5.750
12/01/43
242,283
485,000 5.250
08/04/45
440,801
Deutsche Bank AG ( Germany )
( SOFR + 2.581% )
800,000 3.961
11/26/25
(a)
779,829
( SOFR + 1.870% )
1,000,000 2.129
11/24/26
(a)
917,116
( SOFR + 1.219% )
1,574,000 2.311
11/16/27
(a)
1,403,389
( SOFR + 3.180% )
800,000 6.720
01/18/29
(a)
814,386
( SOFR + 3.043% )
260,000 3.547
09/18/31
(a)
217,828
( SOFR + 1.718% )
370,000 3.035
05/28/32
(a)
295,661
( SOFR + 2.257% )
200,000 3.742
01/07/33
(a)
153,222
HSBC Holdings PLC ( United Kingdom )
260,000 4.375
11/23/26
250,982
694,000 6.500
09/15/37
684,709
370,000 6.100
01/14/42
390,963
( SOFR + 1.290% )
580,000 1.589
05/24/27
(a)
523,246
( TSFR3M + 1.808% )
1,100,000 4.041
03/13/28
(a)
1,039,567
( SOFR + 2.610% )
710,000 5.210
08/11/28
(a)
698,286
( SOFR + 1.732% )
200,000 2.013
09/22/28
(a)
174,295
( SOFR + 3.350% )
290,000 7.390
11/03/28
(a)
306,120
( TSFR3M + 1.796% )
900,000 4.583
06/19/29
(a)
851,736
( TSFR3M + 1.872% )
416,000 3.973
05/22/30
(a)
378,299
( SOFR + 2.870% )
502,000 5.402
08/11/33
(a)
484,815
( SOFR + 4.250% )
1,036,000 8.113
11/03/33
(a)
1,128,983
( SOFR + 2.390% )
1,420,000 6.254
03/09/34
(a)
1,446,012
( SOFR + 2.980% )
1,000,000 6.547
06/20/34
(a)
987,611
( SOFR + 2.650% )
400,000 6.332
03/09/44
(a)
407,359
ING Groep NV ( Netherlands )
( SOFR + 1.640% )
260,000 3.869
03/28/26
(a)
253,115

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
() – (continued)
$ 200,000 3.950%
03/29/27
$ 189,431
490,000 4.550
10/02/28
470,782
330,000 4.050
04/09/29
307,755
( SOFR + 1.005% )
800,000 1.726
04/01/27
(a)
727,446
( SOFR + 1.830% )
500,000 4.017
03/28/28
(a)
475,107
( SOFR + 1.316% )
690,000 2.727
04/01/32
(a)
561,451
Lloyds Banking Group PLC ( United Kingdom )
740,000 4.450
05/08/25
726,253
400,000 4.582
12/10/25
386,193
1,500,000 3.750
01/11/27
1,417,283
940,000 4.375
03/22/28
891,203
200,000 5.300
12/01/45
173,909
490,000 4.344
01/09/48
356,746
( 3M USD LIBOR + 1.205% )
1,220,000 3.574
11/07/28
(a)
1,122,915
Mitsubishi UFJ Financial Group, Inc. ( Japan )
290,000 2.193
02/25/25
278,087
210,000 3.961
03/02/28
200,169
214,000 3.741
03/07/29
199,244
( US 1 Year CMT T-Note +
1.080% )
260,000 5.719
02/20/26
(a)
260,267
( US 1 Year CMT T-Note +
0.830% )
1,300,000 2.341
01/19/28
(a)
1,181,109
( US 1 Year CMT T-Note +
1.950% )
800,000 5.017
07/20/28
(a)
786,556
( US 1 Year CMT T-Note +
1.900% )
300,000 5.354
09/13/28
(a)
299,193
( US 1 Year CMT T-Note +
1.380% )
1,800,000 5.422
02/22/29
(a)
1,802,515
( US 1 Year CMT T-Note +
0.950% )
200,000 2.309
07/20/32
(a)
159,446
( US 1 Year CMT T-Note +
1.100% )
300,000 2.852
01/19/33
(a)
246,191
( US 1 Year CMT T-Note +
2.125% )
200,000 5.133
07/20/33
(a)
195,039
( US 1 Year CMT T-Note +
1.630% )
1,000,000 5.441
02/22/34
(a)
992,135
Mizuho Financial Group, Inc. ( Japan )
490,000 2.839
09/13/26
456,169
300,000 2.564
09/13/31
235,252
( US 1 Year CMT T-Note +
0.670% )
500,000 1.234
05/22/27
(a)
448,978
( TSFR3M + 1.532% )
800,000 4.254
09/11/29
(a)
752,879
300,000 1.979
09/08/31
(a)
236,738
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( TSFR3M + 1.392% )
$ 430,000 3.153%
07/16/30
(a)
$ 376,220
NatWest Group PLC ( United Kingdom )
846,000 4.800
04/05/26
830,000
( US 1 Year CMT T-Note +
2.550% )
355,000 3.073
05/22/28
(a)
323,131
( 3M USD LIBOR + 1.754% )
345,000 4.892
05/18/29
(a)
329,987
( US 5 Year CMT T-Note +
2.100% )
748,000 3.754
11/01/29
(a)
721,378
( 3M USD LIBOR + 1.905% )
470,000 5.076
01/27/30
(a)
449,277
( 3M USD LIBOR + 1.871% )
370,000 4.445
05/08/30
(a)
341,216
( US 5 Year CMT T-Note +
2.350% )
420,000 3.032
11/28/35
(a)
329,788
Royal Bank of Canada ( Canada )
130,000 1.200
04/27/26
118,015
800,000 3.625
05/04/27
759,318
Royal Bank of Canada , GMTN ( Canada )
180,000 2.250
11/01/24
174,622
920,000 0.875
01/20/26
838,489
263,000 4.650
01/27/26
258,151
264,000 1.400
11/02/26
237,009
500,000 4.240
08/03/27
484,495
250,000 2.300
11/03/31
201,062
300,000 5.000
02/01/33
288,878
300,000 5.000
05/02/33
289,903
Royal Bank of Canada , MTN ( Canada )
230,000 1.150
06/10/25
215,673
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 0.989% )
1,790,000 1.673
06/14/27
(a)
1,601,534
( 3M USD LIBOR + 1.400% )
1,260,000 3.823
11/03/28
(a)
1,155,501
Sumitomo Mitsui Financial Group, Inc. ( Japan )
1,030,000 1.474
07/08/25
964,960
340,000 3.784
03/09/26
328,235
604,000 3.364
07/12/27
563,922
200,000 5.520
01/13/28
201,156
490,000 3.544
01/17/28
455,941
1,170,000 3.944
07/19/28
1,104,919
1,000,000 3.040
07/16/29
877,839
490,000 2.750
01/15/30
417,825
500,000 2.130
07/08/30
405,665
500,000 2.222
09/17/31
396,174
500,000 5.766
01/13/33
509,580
Toronto-Dominion Bank (The) , MTN ( Canada )
750,000 4.693
09/15/27
735,331
Westpac Banking Corp. ( Australia )
112,000 1.019
11/18/24
107,331
40,000 2.350
02/19/25
38,630
200,000 2.850
05/13/26
189,976
190,000 1.150
06/03/26
172,583
290,000 3.350
03/08/27
273,970
130,000 5.457
11/18/27
131,627

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia) – (continued)
$ 40,000 3.400%
01/25/28
$ 37,761
211,000 2.650
01/16/30
183,792
400,000 2.150
06/03/31
326,317
186,000 4.421
07/24/39
148,947
100,000 2.963
11/16/40
64,076
( US 5 Year CMT T-Note +
1.350% )
1,026,000 2.894
02/04/30
(a)
974,770
( US 5 Year CMT T-Note +
2.000% )
340,000 4.110
07/24/34
(a)
298,843
( US 5 Year CMT T-Note +
1.750% )
300,000 2.668
11/15/35
(a)
233,035
( US 5 Year CMT T-Note +
1.530% )
450,000 3.020
11/18/36
(a)
349,159
Westpac Banking Corp. , GMTN ( Australia )
( 5 Year USD Swap + 2.236% )
146,000 4.322
11/23/31
(a)
137,763
70,910,592
Beverages – 0.0%
Coca-Cola Femsa SAB de CV
280,000 2.750
01/22/30
244,426
Brokerage – 0.4%
Brookfield Finance, Inc. ( Canada )
754,000 3.900
01/25/28
709,902
120,000 4.850
03/29/29
115,239
309,000 4.350
04/15/30
284,779
237,000 4.700
09/20/47
190,697
Nomura Holdings, Inc. ( Japan )
300,000 2.679
07/16/30
246,164
550,000 2.608
07/14/31
437,468
780,000 2.999
01/22/32
630,830
2,615,079
Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. ( Japan )
255,000 2.967
03/10/32
221,261
Toyota Motor Corp. ( Japan )
80,000 1.339
03/25/26
73,737
294,998
Consumer Noncyclical – 1.2%
Astrazeneca Finance LLC ( United Kingdom )
400,000 4.875
03/03/28
400,236
AstraZeneca PLC ( United Kingdom )
400,000 6.450
09/15/37
445,356
BAT Capital Corp. ( United Kingdom )
634,000 3.215
09/06/26
597,491
352,000 4.700
04/02/27
344,117
792,000 3.557
08/15/27
738,835
330,000 2.259
03/25/28
288,623
410,000 2.726
03/25/31
334,642
524,000 4.390
08/15/37
422,440
353,000 4.540
08/15/47
258,196
204,000 4.758
09/06/49
152,513
318,000 3.984
09/25/50
214,105
150,000 7.081
08/02/53
152,691
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
BAT International Finance PLC ( United Kingdom )
$ 259,000 1.668%
03/25/26
$ 237,779
1,126,000 4.448
03/16/28
1,080,331
GlaxoSmithKline Capital, Inc. ( United Kingdom )
910,000 3.875
05/15/28
874,863
511,000 6.375
05/15/38
569,137
Reynolds American, Inc. ( United Kingdom )
180,000 5.700
08/15/35
168,903
324,000 5.850
08/15/45
283,924
Takeda Pharmaceutical Co. Ltd. ( Japan )
250,000 3.175
07/09/50
166,799
7,730,981
Consumer Products – 0.2%
Unilever Capital Corp. ( United Kingdom )
100,000 2.900
05/05/27
93,862
500,000 3.500
03/22/28
475,869
500,000 2.125
09/06/29
433,654
132,000 5.900
11/15/32
140,958
1,144,343
Electric – 0.0%
Emera  U.S. Finance LP
200,000 4.750
06/15/46
153,501
Energy – 1.4%
BP Capital Markets PLC ( United Kingdom )
191,000 3.279
09/19/27
180,794
144,000 3.723
11/28/28
136,814
( US 5 Year CMT T-Note +
4.398% )
400,000 4.875
12/22/71
(a)
362,000
( US 5 Year CMT T-Note +
4.036% )
385,000 4.375
09/22/72
(a)
372,488
Canadian Natural Resources Ltd. ( Canada )
453,000 3.850
06/01/27
431,585
300,000 6.250
03/15/38
300,841
Canadian Natural Resources Ltd. , GMTN ( Canada )
214,000 4.950
06/01/47
183,290
Cenovus Energy, Inc. ( Canada )
50,000 6.750
11/15/39
51,710
192,000 5.400
06/15/47
172,484
Enbridge, Inc. ( Canada )
484,000 3.125
11/15/29
430,058
400,000 2.500
08/01/33
312,154
( 3M U.S. T-Bill MMY + 3.903% )
570,000 6.250
03/01/78
(a)
510,150
Shell International Finance BV ( Netherlands )
222,000 2.000
11/07/24
215,378
179,000 3.250
05/11/25
174,401
239,000 2.875
05/10/26
228,292
130,000 2.500
09/12/26
122,480
714,000 3.875
11/13/28
686,687
654,000 2.375
11/07/29
572,679
300,000 2.750
04/06/30
266,072
328,000 4.125
05/11/35
300,095
521,000 6.375
12/15/38
574,979
352,000 4.375
05/11/45
304,601
306,000 4.000
05/10/46
249,594
230,000 3.750
09/12/46
180,273

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
Shell International Finance BV (Netherlands) – (continued)
$ 282,000 3.125%
11/07/49
$ 193,823
300,000 3.000
11/26/51
199,367
TotalEnergies Capital International SA ( France )
192,000 2.829
01/10/30
171,106
231,000 2.986
06/29/41
169,424
370,000 3.461
07/12/49
273,531
220,000 3.386
06/29/60
150,022
TotalEnergies Capital SA ( France )
106,000 3.883
10/11/28
101,907
8,579,079
Financial Company – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
500,000 3.500
01/15/25
485,862
450,000 6.500
07/15/25
452,737
952,000 2.450
10/29/26
868,638
300,000 3.000
10/29/28
264,889
432,000 3.300
01/30/32
358,706
300,000 3.400
10/29/33
242,709
480,000 3.850
10/29/41
358,815
3,032,356
Food and Beverage – 1.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
146,000 3.650
02/01/26
142,306
1,630,000 4.700
02/01/36
1,555,461
1,866,000 4.900
02/01/46
1,723,954
Anheuser-Busch InBev Finance, Inc. ( Belgium )
866,000 4.625
02/01/44
775,439
600,000 4.900
02/01/46
555,194
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
536,000 4.000
04/13/28
519,416
628,000 4.750
01/23/29
626,373
281,000 4.900
01/23/31
283,486
293,000 4.375
04/15/38
264,906
340,000 5.450
01/23/39
341,235
100,000 4.350
06/01/40
88,811
244,000 4.950
01/15/42
230,893
299,000 4.600
04/15/48
266,834
146,000 4.439
10/06/48
127,035
632,000 5.550
01/23/49
646,023
280,000 4.500
06/01/50
247,485
214,000 4.750
04/15/58
190,403
262,000 5.800
01/23/59
273,217
Diageo Capital PLC ( United Kingdom )
200,000 1.375
09/29/25
187,286
700,000 2.375
10/24/29
608,897
9,654,654
Forest Products & Paper – 0.1%
Suzano Austria GmbH
1,000,000 3.125
01/15/32
793,915
Insurance – 0.1%
Manulife Financial Corp. ( Canada )
( 5 Year USD Swap + 1.647% )
100,000 4.061
02/24/32
(a)
90,429
540,000 3.703
03/16/32
484,910
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Insurance – (continued)
() – (continued)
$ 186,000 5.375%
03/04/46
$ 179,435
754,774
Internet – 0.1%
Alibaba Group Holding Ltd.
400,000 4.400
12/06/57
299,436
Lodging – 0.2%
Sands China Ltd. ( Macau )
290,000 5.375
08/08/25
283,112
500,000 4.300
01/08/26
475,000
740,000 5.650
08/08/28
707,625
1,465,737
Metals – 0.1%
ArcelorMittal SA
300,000 6.550
11/29/27
310,191
Mining – 0.3%
Southern Copper Corp. ( Mexico )
941,000 7.500
07/27/35
1,033,182
206,000 6.750
04/16/40
216,534
166,000 5.250
11/08/42
147,174
206,000 5.875
04/23/45
196,520
1,593,410
Oil Company-Integrated – 0.1%
Ecopetrol SA
1,000,000 4.625
11/02/31
804,272
Pharmaceuticals – 0.0%
Astrazeneca Finance LLC
300,000 2.250
05/28/31
249,334
Semiconductors – 0.2%
TSMC Arizona Corp. ( Taiwan )
260,000 1.750
10/25/26
236,423
300,000 2.500
10/25/31
248,132
720,000 3.250
10/25/51
521,287
1,005,842
Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
226,000 3.400
05/01/30
199,494
263,000 2.500
05/11/31
214,023
543,000 2.650
02/15/32
438,937
285,000 5.000
01/15/33
272,683
1,125,137
Telecommunications – 0.0%
America Movil SAB de CV
100,000 6.125
03/30/40
103,365
Transportation – 0.0%
Canadian Pacific Railway Co.
400,000 3.100
12/02/51
266,794
Wireless – 0.2%
Vodafone Group PLC ( United Kingdom )
150,000 4.125
05/30/25
147,332
419,000 6.150
02/27/37
432,952
50,000 4.375
02/19/43
40,998
390,000 4.875
06/19/49
332,484
330,000 4.250
09/17/50
256,425
1,210,191

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wirelines – 0.4%
Deutsche Telekom International Finance BV ( Germany )
$ 590,000 8.750%
06/15/30
$ 698,086
Orange SA ( France )
740,000 9.000
03/01/31
897,088
100,000 5.375
01/13/42
94,795
Telefonica Emisiones SA ( Spain )
200,000 4.103
03/08/27
191,537
500,000 4.665
03/06/38
433,303
500,000 4.895
03/06/48
408,161
2,722,970
TOTAL FOREIGN CORPORATE DEBT
(Cost $126,010,000)
117,065,377
Shares
Dividend
Rate Value
aa a
Investment Company – 0.5%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
2,975,695 5.259% 2,975,695
(Cost $2,975,695)
TOTAL INVESTMENTS – 99.0%
(Cost $693,332,157)
$ 626,905,607
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
6,340,115
NET ASSETS – 100.0%
$ 633,245,722
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2023.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
U.S. Treasury Bills - 91.7%
U.S. Treasury Bills
$ 2,418,000 5.341% 01/04/24 $ 2,406,001
1,085,000 5.348 01/04/24 1,079,616
248,000 5.350 01/04/24 246,769
124,000 5.353 01/04/24 123,385
1,564,000 5.377 01/04/24 1,556,239
310,000 5.447 01/04/24 308,462
168,265,400 5.453 01/04/24 167,430,380
4,212,000 5.327 01/11/24 4,186,763
1,188,000 5.333 01/11/24 1,180,882
432,000 5.334 01/11/24 429,412
702,000 5.343 01/11/24 697,794
216,000 5.350 01/11/24 214,706
2,484,000 5.369 01/11/24 2,469,116
162,000 5.394 01/11/24 161,029
540,000 5.397 01/11/24 536,764
990,000 5.406 01/11/24 984,068
989,000 5.413 01/11/24 983,074
216,000 5.415 01/11/24 214,706
713,000 5.417 01/11/24 708,728
46,000 5.418 01/11/24 45,724
276,000 5.420 01/11/24 274,346
529,000 5.425 01/11/24 525,830
162,000 5.427 01/11/24 161,029
1,265,000 5.430 01/11/24 1,257,420
92,000 5.432 01/11/24 91,449
540,000 5.434 01/11/24 536,764
487,000 5.435 01/11/24 484,082
1,380,000 5.441 01/11/24 1,371,731
216,000 5.444 01/11/24 214,706
230,000 5.448 01/11/24 228,622
1,134,000 5.450 01/11/24 1,127,205
168,000 5.452 01/11/24 166,993
68,424,900 5.474 01/11/24 68,014,911
146,621,000 5.475 01/11/24 145,742,476
1,100,000 5.476 01/11/24 1,093,409
64,334,800 5.479 01/11/24 63,949,318
8,502,000 5.330 01/23/24 8,436,204
2,398,000 5.332 01/23/24 2,379,442
872,000 5.353 01/23/24 865,252
436,000 5.359 01/23/24 432,626
1,417,000 5.367 01/23/24 1,406,034
362,231,000 5.383 01/23/24 359,427,747
5,382,000 5.393 01/23/24 5,340,350
1,090,000 5.421 01/23/24 1,081,565
348,000 5.426 01/23/24 345,307
2,560,000 5.468 01/23/24 2,540,189
279,541,700 5.500 01/23/24 277,378,367
169,243,400 5.501 01/23/24 167,933,650
149,459,200 5.506 01/23/24 148,302,557
572,000 5.350 01/25/24 567,380
2,028,000 5.352 01/25/24 2,011,620
208,000 5.372 01/25/24 206,320
104,000 5.376 01/25/24 103,160
338,000 5.379 01/25/24 335,270
1,150,000 5.389 01/25/24 1,140,712
75,000 5.434 01/25/24 74,394
260,000 5.437 01/25/24 257,900
131,950,500 5.459 01/25/24 130,884,766
3,976,300 5.462 01/25/24 3,944,184
1,404,000 5.336 02/06/24 1,390,307
Principal
Amount
Interest
Rate
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 396,000 5.349% 02/06/24 $ 392,138
144,000 5.361 02/06/24 142,596
72,000 5.369 02/06/24 71,298
234,000 5.374 02/06/24 231,718
828,000 5.406 02/06/24 819,925
180,000 5.409 02/06/24 178,245
324,000 5.433 02/06/24 320,840
180,000 5.436 02/06/24 178,245
54,000 5.438 02/06/24 53,473
72,000 5.447 02/06/24 71,298
54,000 5.464 02/06/24 53,473
360,000 5.480 02/06/24 356,489
378,000 5.481 02/06/24 374,313
19,502,900 5.507 02/06/24 19,312,690
27,401,200 5.508 02/06/24 27,133,959
46,626,500 5.526 02/06/24 46,171,756
10,343,100 5.510 02/13/24 10,231,589
274,300 5.405 02/15/24 271,265
800,000 5.355 02/20/24 790,559
7,800,000 5.358 02/20/24 7,707,948
2,200,000 5.360 02/20/24 2,174,037
400,000 5.386 02/20/24 395,279
1,300,000 5.401 02/20/24 1,284,658
4,646,000 5.417 02/20/24 4,591,170
1,000,000 5.431 02/20/24 988,198
306,000 5.459 02/20/24 302,389
476,128,500 5.481 02/20/24 470,509,422
61,872,400 5.496 02/20/24 61,142,207
200,000 5.510 02/20/24 197,640
136,000 5.351 02/27/24 134,261
1,326,000 5.357 02/27/24 1,309,046
374,000 5.371 02/27/24 369,218
68,000 5.387 02/27/24 67,131
221,000 5.413 02/27/24 218,174
782,000 5.433 02/27/24 772,002
170,000 5.434 02/27/24 167,826
51,000 5.472 02/27/24 50,348
90,171,500 5.502 02/27/24 89,018,613
376,000 5.367 02/29/24 371,079
3,666,000 5.370 02/29/24 3,618,018
1,034,000 5.378 02/29/24 1,020,467
188,000 5.393 02/29/24 185,539
131,597,000 5.407 02/29/24 129,874,593
611,000 5.412 02/29/24 603,003
470,000 5.421 02/29/24 463,848
2,116,000 5.442 02/29/24 2,088,305
138,000 5.457 02/29/24 136,194
846,000 5.462 02/29/24 834,927
470,000 5.474 02/29/24 463,848
188,000 5.481 02/29/24 185,539
141,000 5.486 02/29/24 139,155
940,000 5.500 02/29/24 927,697
987,000 5.504 02/29/24 974,082
137,633,500 5.542 02/29/24 135,832,085
107,754,200 5.590 02/29/24 106,343,860
296,000 5.361 03/07/24 291,844
2,886,000 5.364 03/07/24 2,845,476
814,000 5.391 03/07/24 802,570
148,000 5.404 03/07/24 145,922
481,000 5.406 03/07/24 474,246

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 370,000 5.420% 03/07/24 $ 364,805
1,702,000 5.445 03/07/24 1,678,101
111,000 5.468 03/07/24 109,441
196,447,600 5.532 03/07/24 193,689,187
176,000 5.350 03/14/24 173,348
64,000 5.367 03/14/24 63,036
624,000 5.380 03/14/24 614,598
32,000 5.409 03/14/24 31,518
104,000 5.413 03/14/24 102,433
80,000 5.416 03/14/24 78,795
368,000 5.446 03/14/24 362,455
24,000 5.484 03/14/24 23,638
40,859,400 5.523 03/14/24 40,243,734
416,000 5.378 03/21/24 409,309
4,056,000 5.382 03/21/24 3,990,764
1,144,000 5.393 03/21/24 1,125,600
676,000 5.403 03/21/24 665,127
208,000 5.424 03/21/24 204,655
520,000 5.426 03/21/24 511,636
2,392,000 5.471 03/21/24 2,353,528
156,000 5.485 03/21/24 153,491
277,379,700 5.547 03/21/24 272,918,404
960,000 5.374 03/28/24 943,606
2,496,000 5.388 03/28/24 2,453,375
128,000 5.416 03/28/24 125,814
416,000 5.419 03/28/24 408,896
320,000 5.434 03/28/24 314,535
1,426,000 5.457 03/28/24 1,401,648
93,000 5.500 03/28/24 91,412
168,472,600 5.558 03/28/24 165,595,558
600,000 5.364 04/18/24 587,988
1,650,000 5.374 04/18/24 1,616,966
5,850,000 5.382 04/18/24 5,732,879
975,000 5.421 04/18/24 955,480
300,000 5.432 04/18/24 293,994
750,000 5.444 04/18/24 734,985
3,450,000 5.458 04/18/24 3,380,929
222,000 5.507 04/18/24 217,555
399,788,400 5.523 04/18/24 391,784,386
104,000 5.360 04/25/24 101,825
1,014,000 5.362 04/25/24 992,795
286,000 5.380 04/25/24 280,019
130,000 5.428 04/25/24 127,281
169,000 5.432 04/25/24 165,466
52,000 5.438 04/25/24 50,913
598,000 5.479 04/25/24 585,495
39,000 5.524 04/25/24 38,184
68,859,100 5.549 04/25/24 67,419,108
936,000 5.363 05/02/24 915,507
96,000 5.368 05/02/24 93,898
264,000 5.379 05/02/24 258,220
120,000 5.426 05/02/24 117,373
156,000 5.437 05/02/24 152,585
48,000 5.439 05/02/24 46,949
65,929,600 5.525 05/02/24 64,486,131
287,475,700 5.367 05/16/24 280,599,661
1,080,000 5.419 05/16/24 1,042,448
36,000 5.429 05/16/24 34,748
180,000 5.447 05/16/24 173,741
72,000 5.450 05/16/24 69,497
Principal
Amount
Interest
Rate
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 180,000 5.452% 05/16/24 $ 173,741
558,000 5.462 05/16/24 538,598
184,713,000 5.468 05/16/24 178,290,536
324,000 5.474 05/16/24 312,735
414,000 5.482 05/16/24 399,605
72,000 5.484 05/16/24 69,497
306,000 5.486 05/16/24 295,360
468,000 5.489 05/16/24 451,728
360,000 5.499 05/16/24 347,483
216,000 5.504 05/16/24 208,490
306,000 5.513 05/16/24 295,360
54,000 5.522 05/16/24 52,122
288,000 5.542 05/16/24 277,986
378,000 5.557 05/16/24 364,857
702,000 5.558 05/16/24 677,592
39,507,200 5.171 07/11/24 38,295,689
3,985,300 5.448 07/11/24 3,863,089
5,382,000 5.280 09/05/24 5,175,617
552,000 5.295 09/05/24 530,833
1,518,000 5.303 09/05/24 1,459,790
690,000 5.337 09/05/24 663,541
897,000 5.390 09/05/24 862,603
276,000 5.425 09/05/24 265,416
3,128,000 5.444 09/05/24 3,008,051
365,620,100 5.474 09/05/24 351,599,736
1,871,900 5.278 10/03/24 1,794,304
300,000 5.346 10/03/24 287,564
390,000 5.378 10/03/24 373,833
120,000 5.432 10/03/24 115,026
1,380,000 5.436 10/03/24 1,322,795
161,191,600 5.485 10/03/24 154,509,742
112,498,600 5.166 10/31/24 107,399,333
1,752,600 5.360 10/31/24 1,673,159
979,400 5.363 10/31/24 935,006
5,096,317,215
TOTAL U.S. TREASURY BILLS
(Cost $5,093,944,054)
5,096,317,215
a
U.S. Treasury Notes - 8.4%
U.S. Treasury Notes
528,000 5.387 05/15/24 515,986
192,000 5.392 05/15/24 187,631
1,872,000 5.405 05/15/24 1,829,405
312,000 5.452 05/15/24 304,901
240,000 5.484 05/15/24 234,539
96,000 5.496 05/15/24 93,816
126,221,800 5.503 05/15/24 123,349,761
72,000 5.511 05/15/24 70,362
240,000 5.514 05/15/24 234,539
96,000 5.518 05/15/24 93,816
72,000 5.525 05/15/24 70,362
480,000 5.530 05/15/24 469,078
432,000 5.537 05/15/24 422,170
1,872,000 5.356 06/15/24 1,822,238
192,000 5.373 06/15/24 186,896
528,000 5.398 06/15/24 513,965
240,000 5.442 06/15/24 233,620
96,000 5.457 06/15/24 93,448
312,000 5.472 06/15/24 303,706
49,526,300 5.485 06/15/24 48,209,790

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 45,000,000 5.509% 06/15/24 $ 43,803,808
33,964,800 5.515 06/15/24 33,061,946
736,000 5.516 06/15/24 716,436
19,283,700 5.305 07/15/24 18,708,202
80,000 5.364 07/15/24 77,613
780,000 5.377 07/15/24 756,722
220,000 5.385 07/15/24 213,434
100,000 5.402 07/15/24 97,016
130,000 5.411 07/15/24 126,120
414,000 5.432 07/15/24 401,645
40,000 5.465 07/15/24 38,806
40,565,400 5.481 07/15/24 39,354,776
24,000 5.490 07/15/24 23,284
10,000,000 5.501 07/15/24 9,701,563
64,000 5.351 08/15/24 61,839
624,000 5.360 08/15/24 602,928
176,000 5.367 08/15/24 170,057
80,000 5.405 08/15/24 77,298
104,000 5.435 08/15/24 100,488
80,000 5.450 08/15/24 77,298
368,000 5.459 08/15/24 355,573
144,000 5.464 08/15/24 139,137
32,000 5.465 08/15/24 30,919
32,000 5.483 08/15/24 30,919
24,000 5.506 08/15/24 23,190
41,879,700 5.514 08/15/24 40,465,442
160,000 5.525 08/15/24 154,597
32,000 5.365 08/31/24 31,519
312,000 5.367 08/31/24 307,314
88,000 5.378 08/31/24 86,678
46,902,000 5.398 08/31/24 45,728,534
52,000 5.408 08/31/24 51,219
40,000 5.427 08/31/24 39,399
16,000 5.489 08/31/24 15,760
21,140,100 5.534 08/31/24 20,822,586
29,316,300 5.199 11/15/24 28,098,986
2,374,600 5.243 11/15/24 2,275,998
466,069,078
TOTAL U.S. TREASURY NOTES
(Cost $465,703,560)
466,069,078
TOTAL INVESTMENTS - 100.1%
(Cost $5,559,647,614)
$ 5,562,386,293
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (0.1)%
(6,692,290)
NET ASSETS - 100.0%
$ 5,555,694,003
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – 25.2%
Ally Auto Receivables Trust , Series 2022-1, Class A3
$ 3,170,000 3.310%
11/15/26
$ 3,111,224
American Express Credit Account Master Trust , Series 2022-2,
Class A
6,000,000 3.390
05/15/27
5,836,211
American Express Credit Account Master Trust , Series 2023-1,
Class A
2,100,000 4.870
05/15/28
2,089,163
Anchorage Capital CLO Ltd. , Series 2014-4RA, Class A
( 3M U.S. T-Bill MMY + 1.312% )
734,011 6.702
01/28/31
(a)(b)
732,875
BA Credit Card Trust , Series 2021-A1, Class A1
500,000 0.440
09/15/26
490,484
BA Credit Card Trust , Series 2022-A2, Class A2
2,100,000 5.000
04/15/28
2,090,545
Bank of America Auto Trust , Series 2023-2A, Class A2
1,325,000 5.850
08/17/26
(a)
1,326,963
Barclays Dryrock Issuance Trust , Series 2021-1, Class A
2,400,000 0.630
07/15/27
2,306,547
Barclays Dryrock Issuance Trust , Series 2023-2, Class A
( SOFR + 0.900% )
2,050,000 6.225
08/15/28
(b)
2,052,207
Barings CLO Ltd. , Series 2018-3A, Class A1
( 3M U.S. T-Bill MMY + 1.212% )
148,339 6.627
07/20/29
(a)(b)
148,240
BBCMS Mortgage Trust , Series 2018-C2, Class ASB
534,273 4.236
12/15/51
511,161
BlueMountain CLO Ltd. , Series 2013-2A, Class A1R
( 3M U.S. T-Bill MMY + 1.442% )
690,586 6.854
10/22/30
(a)(b)
690,470
BSPDF Issuer Ltd. , Series 2021-FL1, Class A
( 1M U.S. T-Bill MMY + 1.314% )
1,149,968 6.637
10/15/36
(a)(b)
1,133,850
BX , Series 2021-MFM1, Class A
( 1M U.S. T-Bill MMY + 0.814% )
76,626 6.137
01/15/34
(a)(b)
75,429
BX Trust , Series 2021-ARIA, Class A
( 1M U.S. T-Bill MMY + 1.014% )
1,300,000 6.337
10/15/36
(a)(b)
1,262,306
BXHPP Trust , Series 2021-FILM, Class A
( 1M U.S. T-Bill MMY + 0.764% )
1,850,000 6.087
08/15/36
(a)(b)
1,742,611
Capital One Multi-Asset Execution Trust , Series 2022-A2, Class A
4,800,000 3.490
05/15/27
4,669,909
CARDS II Trust , Series 2021-1A, Class A
3,125,000 0.602
04/15/27
(a)
3,064,393
Carlyle US CLO Ltd. , Series 2017-2A, Class A1R
( 3M U.S. T-Bill MMY + 1.312% )
1,870,972 6.727
07/20/31
(a)(b)
1,866,940
CFCRE Commercial Mortgage Trust , Series 2016-C3, Class A3
245,000 3.865
01/10/48
233,373
CIFC Funding Ltd. , Series 2017-2A, Class AR
( 3M U.S. T-Bill MMY + 1.212% )
448,189 6.627
04/20/30
(a)(b)
447,466
CIFC Funding Ltd. , Series 2017-3A, Class A1
( 3M U.S. T-Bill MMY + 1.482% )
1,928,614 6.897
07/20/30
(a)(b)
1,928,693
Citigroup Commercial Mortgage Trust , Series 2014-GC19, Class
A4
1,140,612 4.023
03/11/47
1,131,455
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Citigroup Commercial Mortgage Trust , Series 2014-GC21, Class
A5
$ 600,000 3.855%
05/10/47
$ 593,870
Citigroup Commercial Mortgage Trust , Series 2015-GC29, Class
AAB
79,672 2.984
04/10/48
78,641
Citigroup Commercial Mortgage Trust , Series 2015-GC33, Class
A4
3,000,000 3.778
09/10/58
2,789,457
Citigroup Commercial Mortgage Trust , Series 2016-GC37, Class
A3
2,738,532 3.050
04/10/49
2,614,957
COMM Mortgage Trust , Series 2013-CR12, Class A4
167,961 4.046
10/10/46
160,165
COMM Mortgage Trust , Series 2014-CR19, Class A5
3,350,000 3.796
08/10/47
3,301,147
COMM Mortgage Trust , Series 2014-UBS2, Class A5
2,370,017 3.961
03/10/47
2,331,406
COMM Mortgage Trust , Series 2015-CR24, Class ASB
157,242 3.445
08/10/48
154,905
COMM Mortgage Trust , Series 2015-CR25, Class A3
1,967,088 3.505
08/10/48
1,908,667
COMM Mortgage Trust , Series 2015-CR26, Class ASB
345,906 3.373
10/10/48
339,048
COMM Mortgage Trust , Series 2016-DC2, Class A4
467,107 3.497
02/10/49
450,895
Credit Suisse Mortgage Capital Certificates , Series 2019-ICE4,
Class A
( 1M U.S. T-Bill MMY + 1.027% )
1,296,774 6.350
05/15/36
(a)(b)
1,293,937
CSAIL Commercial Mortgage Trust , Series 2015-C3, Class A4
1,300,000 3.718
08/15/48
1,238,867
DBJPM Mortgage Trust , Series 2016-C3, Class ASB
186,711 2.756
08/10/49
178,908
Discover Card Execution Note Trust , Series 2017-A5, Class A5
( 1M U.S. T-Bill MMY + 0.714% )
2,000,000 6.037
12/15/26
(b)
2,003,230
Discover Card Execution Note Trust , Series 2023-A1, Class A
2,925,000 4.310
03/15/28
2,866,947
Dryden XXVI Senior Loan Fund , Series 2013-26A, Class AR
( 3M U.S. T-Bill MMY + 1.162% )
184,457 6.555
04/15/29
(a)(b)
183,522
Edsouth Indenture No 3 LLC , Series 2012-2, Class A
( SOFR + 0.844% )
16,264 6.173
04/25/39
(a)(b)
16,224
Educational Funding of the South, Inc. , Series 2011-1, Class A2
( SOFR + 0.912% )
117,292 6.246
04/25/35
(b)
117,373
EFS Volunteer LLC , Series 2010-1, Class A2
( SOFR + 1.112% )
106,689 6.446
10/25/35
(a)(b)
106,734
Extended Stay America Trust , Series 2021-ESH, Class A
( 1M U.S. T-Bill MMY + 1.194% )
1,360,587 6.517
07/15/38
(a)(b)
1,344,800
Flatiron CLO 19 Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY + 1.342% )
1,000,000 6.732
11/16/34
(a)(b)
997,058
Ford Credit Auto Owner Trust , Series 2022-A, Class A3
2,391,465 1.290
06/15/26
2,323,848

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Ford Credit Auto Owner Trust , Series 2023-C, Class A2A
$ 2,425,000 5.680%
09/15/26
$ 2,427,446
GM Financial Consumer Automobile Receivables Trust , Series
2022-1, Class A3
4,000,268 1.260
11/16/26
3,869,878
GMF Floorplan Owner Revolving Trust , Series 2023-1, Class A1
1,500,000 5.340
06/15/28
(a)
1,495,323
Goal Capital Funding Trust , Series 2010-1, Class A
( 3M USD LIBOR + 0.700% )
110,626 6.341
08/25/48
(a)(b)
109,049
GoldentTree Loan Management  U.S. CLO 1 Ltd. , Series 2021-9A,
Class A
( 3M U.S. T-Bill MMY + 1.332% )
3,000,000 6.747
01/20/33
(a)(b)
2,989,134
Great Wolf Trust , Series 2019-WOLF, Class A
( 1M U.S. T-Bill MMY + 1.148% )
3,250,000 6.471
12/15/36
(a)(b)
3,225,854
GS Mortgage Securities Trust , Series 2014-GC18, Class A4
823,224 4.074
01/10/47
814,490
HalseyPoint CLO Ltd. , Series 2020-3A, Class A1A
( 3M U.S. T-Bill MMY + 1.712% )
500,000 7.102
11/30/32
(a)(b)
498,986
Hayfin US Ltd. , Series 2018-8A, Class A
( 3M U.S. T-Bill MMY + 1.382% )
2,852,279 6.797
04/20/31
(a)(b)
2,842,607
Honda Auto Receivables 2021-3 Owner Trust , Series 2021-3, Class
A3
647,786 0.410
11/18/25
630,564
Honda Auto Receivables 2021-4 Owner Trust , Series 2021-4, Class
A3
1,869,740 0.880
01/21/26
1,809,575
Honda Auto Receivables 2023-2 Owner Trust , Series 2023-2, Class
A2
1,900,000 5.410
04/15/26
1,896,456
Honda Auto Receivables 2023-4 Owner Trust , Series 2023-4, Class
A2
2,900,000 5.870
06/22/26
2,906,367
Hyundai Auto Lease Securitization Trust , Series 2022-A, Class A4
3,800,000 1.320
12/15/25
(a)
3,725,200
Hyundai Auto Lease Securitization Trust , Series 2023-B, Class
A2A
1,656,068 5.470
09/15/25
(a)
1,653,766
Hyundai Auto Receivables Trust , Series 2020-C, Class A4
4,000,000 0.490
11/16/26
3,867,815
Hyundai Auto Receivables Trust , Series 2021-C, Class A3
1,441,446 0.740
05/15/26
1,398,052
Hyundai Auto Receivables Trust , Series 2022-C, Class A3
3,625,000 5.390
06/15/27
3,622,258
Hyundai Auto Receivables Trust , Series 2023-C, Class A2A
3,050,000 5.800
01/15/27
3,055,049
LCM XV LP , Series 2021-15A, Class AR2
( 3M U.S. T-Bill MMY + 1.262% )
1,338,829 6.677
07/20/30
(a)(b)
1,335,991
Madison Park Funding Ltd. , Series 2019-37A, Class AR
( 3M U.S. T-Bill MMY + 1.332% )
1,500,000 6.725
07/15/33
(a)(b)
1,494,232
Marathon CLO Ltd. , Series 2019-1A, Class AANR
( 3M U.S. T-Bill MMY + 1.582% )
2,200,000 6.975
04/15/32
(a)(b)
2,185,185
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Master Credit Card Trust , Series 2021-1A, Class A
$ 1,400,000 0.530%
11/21/25
(a)
$ 1,365,067
Mercedes-Benz Auto Lease Trust , Series 2021-B, Class A3
165,928 0.400
11/15/24
165,297
Mercedes-Benz Auto Receivables Trust , Series 2022-1, Class A2
488,519 5.260
10/15/25
487,650
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2016-C29, Class A3
4,495,100 3.058
05/15/49
4,277,219
Morgan Stanley Capital I Trust , Series 2016-BNK2, Class ASB
357,697 2.860
11/15/49
342,164
Nelnet Student Loan Trust , Series 2016-1A, Class A
( SOFR + 0.914% )
307,739 6.243
09/25/65
(a)(b)
305,632
Nissan Auto Lease Trust , Series 2023-B, Class A2A
1,800,000 5.740
08/15/25
1,799,900
Northstar Education Finance, Inc. , Series 2012-1, Class A
( SOFR + 0.814% )
32,353 6.143
12/26/31
(a)(b)
32,066
ONE PARK Mortgage Trust , Series 2021-PARK, Class A
( 1M U.S. T-Bill MMY + 0.814% )
908,000 6.137
03/15/36
(a)(b)
856,643
OZLM Ltd. , Series 2015-11A, Class A1R
( 3M U.S. T-Bill MMY + 1.512% )
146,093 6.902
10/30/30
(a)(b)
145,803
Regata Funding Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY + 1.362% )
2,000,000 6.755
10/15/32
(a)(b)
1,993,686
Rhode Island Student Loan Authority , Series 2012-1, Class A1
( SOFR + 0.900% )
503,261 6.334
07/01/31
(b)
502,986
Rhode Island Student Loan Authority , Series 2014-1, Class A1
( SOFR + 0.814% )
55,980 6.145
10/02/28
(b)
54,881
SLC Student Loan Trust , Series 2007-1, Class A4
( SOFR + 0.322% )
656,388 5.665
05/15/29
(b)
654,438
SLC Student Loan Trust , Series 2010-1, Class A
( SOFR + 1.137% )
133,512 6.481
11/25/42
(b)
133,762
SLM Student Loan Trust , Series 2004-10, Class A7B
( SOFR + 0.862% )
42,449 6.196
10/25/29
(a)(b)
42,397
SLM Student Loan Trust , Series 2005-7, Class A4
( SOFR + 0.412% )
18,458 5.746
10/25/29
(b)
18,409
SOUND POINT CLO XXII Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY + 1.342% )
600,000 6.757
01/20/32
(a)(b)
593,352
Stratus CLO Ltd. , Series 2021-2A, Class A
( 3M U.S. T-Bill MMY + 1.162% )
3,164,386 6.577
12/28/29
(a)(b)
3,153,320
STWD Trust , Series 2021-FLWR, Class A
( 1M U.S. T-Bill MMY + 0.691% )
1,350,000 6.014
07/15/36
(a)(b)
1,320,483
Sycamore Tree CLO Ltd. , Series 2023-2A, Class A
( 3M U.S. T-Bill MMY + 2.330% )
2,200,000 7.746
04/20/35
(a)(b)
2,203,322

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
TCW CLO AMR Ltd. , Series 2019-1A, Class ASNR
( 3M U.S. T-Bill MMY + 1.482% )
$ 1,100,000 6.872%
08/16/34
(a)(b)
$ 1,096,847
TCW CLO Ltd. , Series 2019-2A, Class A1R
( 3M U.S. T-Bill MMY + 1.280% )
3,500,000 6.696
10/20/32
(a)(b)
3,471,738
TCW CLO Ltd. , Series 2022-1A, Class A1
( 3M U.S. T-Bill MMY + 1.340% )
3,500,000 6.752
04/22/33
(a)(b)
3,476,725
Toyota Auto Receivables Owner Trust , Series 2021-D, Class A3
1,747,423 0.710
04/15/26
1,690,675
Toyota Auto Receivables Owner Trust , Series 2022-D, Class A3
1,825,000 5.300
09/15/27
1,820,257
Tralee CLO II Ltd. , Series 2013-1A, Class AR
( 3M U.S. T-Bill MMY + 1.582% )
124,460 6.997
07/20/29
(a)(b)
124,445
Trimaran Cavu Ltd. , Series 2021-1A, Class A
( 3M U.S. T-Bill MMY + 1.472% )
1,000,000 6.884
04/23/32
(a)(b)
993,883
Trysail CLO Ltd. , Series 2021-1A, Class A1
( 3M U.S. T-Bill MMY + 1.582% )
3,000,000 6.997
07/20/32
(a)(b)
2,993,730
UBS Commercial Mortgage Trust , Series 2017-C2, Class ASB
737,885 3.264
08/15/50
707,098
Voya CLO Ltd. , Series 2015-1A, Class A1R
( 3M U.S. T-Bill MMY + 1.162% )
69,437 6.557
01/18/29
(a)(b)
69,335
Voya CLO Ltd. , Series 2019-2A, Class A
( 3M U.S. T-Bill MMY + 1.532% )
700,000 6.947
07/20/32
(a)(b)
699,966
Wells Fargo Commercial Mortgage Trust , Series 2015-C31, Class
ASB
54,267 3.487
11/15/48
52,647
Wells Fargo Commercial Mortgage Trust , Series 2016-C32, Class
A3
1,422,360 3.294
01/15/59
1,359,419
World Omni Automobile Lease Securitization Trust , Series 2023-
A, Class A2A
1,247,664 5.470
11/17/25
1,245,610
Zais CLO Ltd. , Series 2020-15A, Class A1R
( 3M U.S. T-Bill MMY + 1.612% )
1,000,000 7.002
07/28/32
(a)(b)
989,727
TOTAL ASSET-BACKED SECURITIES
(Cost $155,933,313)
155,430,977
a
Foreign Corporate Debt – 21.7%
Banks – 18.9%
ANZ New Zealand Int'l Ltd/London ( New Zealand )
( SOFR + 0.600% )
500,000 6.014
02/18/25
(a)(b)
499,104
Banco Santander SA ( Spain )
1,400,000 3.892
05/24/24
1,386,966
800,000 3.496
03/24/25
776,879
( SOFR + 1.240% )
1,400,000 6.654
05/24/24
(b)
1,404,526
( US 1 Year CMT T-Note +
0.450% )
1,000,000 5.770
06/30/24
(b)
998,892
Bank of Montreal ( Canada )
1,760,000 5.920
09/25/25
1,773,315
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( SOFRINDX + 1.330% )
$ 1,804,000 6.756%
06/05/26
(b)
$ 1,813,740
Bank of Montreal , MTN ( Canada )
661,000 0.625
07/09/24
641,134
( SOFRINDX + 0.465% )
3,000,000 5.847
01/10/25
(b)
2,987,978
Bank of Nova Scotia (The) ( Canada )
1,620,000 5.250
12/06/24
1,613,971
2,866,000 5.450
06/12/25
2,858,550
Banque Federative du Credit Mutuel SA ( France )
2,840,000 0.650
02/27/24
(a)
2,805,925
1,325,000 4.524
07/13/25
(a)
1,302,282
Barclays PLC ( United Kingdom )
( US 1 Year CMT T-Note +
0.800% )
4,790,000 1.007
12/10/24
(b)
4,786,405
BPCE SA ( France )
1,844,000 4.000
04/15/24
1,831,697
525,000 1.625
01/14/25
(a)
502,256
( SOFR + 0.570% )
1,100,000 5.954
01/14/25
(a)(b)
1,095,576
( SOFR + 0.960% )
3,015,000 6.326
09/25/25
(a)(b)
3,012,174
Canadian Imperial Bank of Commerce ( Canada )
( SOFR + 1.220% )
2,662,000 6.592
10/02/26
(b)
2,659,452
Cooperatieve Rabobank UA ( Netherlands )
( SOFRINDX + 0.900% )
1,156,000 6.277
10/05/26
(b)
1,155,317
Cooperatieve Rabobank UA , MTN ( Netherlands )
952,000 5.500
07/18/25
953,861
Credit Suisse AG ( Switzerland )
396,000 7.950
01/09/25
403,738
Credit Suisse AG , MTN ( Switzerland )
1,923,000 3.625
09/09/24
1,885,751
Credit Suisse AG , Series FRN ( Switzerland )
( SOFRINDX + 1.260% )
3,000,000 6.675
02/21/25
(b)
2,992,682
Deutsche Bank AG ( Germany )
638,000 4.162
05/13/25
624,356
DNB Bank ASA ( Norway )
( SOFRINDX + 0.810% )
753,000 2.968
03/28/25
(a)(b)
745,435
( US 1 Year CMT T-Note +
0.330% )
1,353,000 0.856
09/30/25
(a)(b)
1,297,118
Federation des Caisses Desjardins du Quebec ( Canada )
( SOFR + 0.430% )
1,895,000 5.845
05/21/24
(a)(b)
1,892,877
1,817,000 4.400
08/23/25
(a)
1,775,468
HSBC Holdings PLC ( United Kingdom )
( SOFR + 0.708% )
1,033,000 0.976
05/24/25
(b)
1,006,425
( 3M U.S. T-Bill MMY + 1.402% )
5,336,000 2.633
11/07/25
(b)
5,166,216
ING Groep NV ( Netherlands )
4,181,000 3.550
04/09/24
4,147,053
( SOFRINDX + 1.640% )
2,716,000 7.011
03/28/26
(b)
2,729,613

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Intesa Sanpaolo SpA ( Italy )
$ 791,000 5.250%
01/12/24
$ 790,097
Intesa Sanpaolo SpA , Series XR ( Italy )
2,171,000 3.250
09/23/24
(a)
2,120,217
Lloyds Banking Group PLC ( United Kingdom )
822,000 3.900
03/12/24
817,374
1,000,000 4.450
05/08/25
981,139
( US 1 Year CMT T-Note +
3.500% )
1,913,000 3.870
07/09/25
(b)
1,887,904
Macquarie Bank Ltd. ( Australia )
( SOFR + 1.240% )
1,851,000 6.598
06/15/26
(a)(b)
1,858,874
Mitsubishi UFJ Financial Group, Inc. ( Japan )
1,000,000 2.193
02/25/25
958,872
( US 1 Year CMT T-Note +
0.450% )
1,961,000 0.962
10/11/25
(b)
1,877,466
( SOFR + 0.940% )
2,094,000 6.352
02/20/26
(b)
2,092,800
National Australia Bank Ltd. ( Australia )
( SOFR + 0.380% )
2,300,000 5.763
01/12/25
(a)(b)
2,295,414
National Bank of Canada ( Canada )
( SOFR + 0.490% )
655,000 5.894
08/06/24
(b)
654,196
Nationwide Building Society ( United Kingdom )
326,000 3.900
07/21/25
(a)
316,875
Nordea Bank Abp ( Finland )
200,000 0.625
05/24/24
(a)
195,200
2,236,000 4.750
09/22/25
(a)
2,208,763
Royal Bank of Canada , GMTN ( Canada )
( SOFRINDX + 0.340% )
819,000 5.718
10/07/24
(b)
816,782
( SOFRINDX + 0.440% )
2,000,000 5.830
01/21/25
(b)
1,991,648
( SOFRINDX + 0.570% )
431,000 5.967
04/27/26
(b)
426,119
( SOFRINDX + 1.080% )
1,218,000 6.470
07/20/26
(b)
1,218,288
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 0.787% )
1,522,000 1.089
03/15/25
(b)
1,496,506
Skandinaviska Enskilda Banken AB ( Sweden )
1,708,000 0.850
09/02/25
(a)
1,577,759
Standard Chartered PLC ( United Kingdom )
( US 1 Year CMT T-Note +
0.780% )
1,452,000 0.991
01/12/25
(a)(b)
1,441,808
Sumitomo Mitsui Financial Group, Inc. ( Japan )
2,835,000 1.474
07/08/25
2,656,697
Sumitomo Mitsui Trust Bank Ltd. ( Japan )
( SOFR + 0.440% )
1,854,000 5.797
09/16/24
(a)(b)
1,851,518
Svenska Handelsbanken AB ( Sweden )
2,268,000 3.650
06/10/25
(a)
2,208,490
( SOFRINDX + 1.250% )
2,647,000 6.608
06/15/26
(a)(b)
2,668,373
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Swedbank AB ( Sweden )
( SOFRINDX + 1.380% )
$ 3,688,000 6.738%
06/15/26
(a)(b)
$ 3,723,246
Toronto-Dominion Bank (The) , MTN ( Canada )
( SOFR + 0.410% )
4,000,000 5.792
01/10/25
(b)
3,982,252
( SOFR + 1.080% )
2,506,000 6.465
07/17/26
(b)
2,503,795
UBS AG/London ( Switzerland )
( SOFR + 0.470% )
3,500,000 5.854
01/13/25
(a)(b)
3,487,055
( SOFR + 0.930% )
1,462,000 6.282
09/11/25
(b)
1,461,133
UBS Group AG ( Switzerland )
1,300,000 4.125
09/24/25
(a)
1,256,912
Westpac Banking Corp. ( Australia )
( SOFR + 0.300% )
1,186,000 5.714
11/18/24
(b)
1,183,209
116,533,513
Consumer Cyclical – 1.3%
BMW  U.S. Capital LLC ( Germany )
( SOFRINDX + 0.840% )
1,231,000 6.212
04/01/25
(a)(b)
1,236,229
Volkswagen Group of America Finance LLC ( Germany )
5,450,000 5.800
09/12/25
(a)
5,454,433
( SOFR + 0.930% )
1,467,000 6.283
09/12/25
(a)(b)
1,465,469
8,156,131
Distributors – 0.4%
Daimler Truck Finance North America LLC
$ 2,421,000 5.600
(a)
08/08/25
(a)
2,420,078
Financial Company – 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
4,584,000 1.650
10/29/24
4,403,169
LeasePlan Corp. NV ( Netherlands )
1,666,000 2.875
10/24/24
(a)
1,616,802
6,019,971
Metals and Mining – 0.1%
Glencore Funding LLC
403,000 4.625
(a)
04/29/24
(a)
400,359
TOTAL FOREIGN CORPORATE DEBT
(Cost $133,327,459)
133,530,052
a
Mortgage-Backed Securities – 21.1%
a
Federal Home Loan Mortgage Corporation
1,438,000 5.380
06/12/24
1,436,197
FHLMC REMIC
( RFUCCT1Y + 1.802% )
3,195,466 5.282
10/01/43
(b)
3,231,506
( RFUCCT1Y + 1.780% )
601,395 5.474
10/01/44
(b)
606,643
( RFUCCT1Y + 1.619% )
6,193,338 5.097
01/01/46
(b)
6,257,329

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2003-2682, Class FB
( SOFR + 1.014% )
$ 145,156 6.339%
10/15/33
(b)
$ 144,898
FHLMC REMIC , Series 2003-2711, Class FA
( SOFR + 1.114% )
157,550 6.439
11/15/33
(b)
157,791
FHLMC REMIC , Series 2005-3033, Class FG
( SOFR + 0.464% )
434,846 5.789
09/15/35
(b)
425,528
FHLMC REMIC , Series 2007-3298, Class FC
( SOFR + 0.534% )
95,637 5.859
04/15/37
(b)
93,028
FHLMC REMIC , Series 2007-3314, Class FC
( SOFR + 0.514% )
20,671 5.839
12/15/36
(b)
20,213
FHLMC REMIC , Series 2007-3316, Class FB
( SOFR + 0.414% )
505,441 5.739
08/15/35
(b)
494,287
FHLMC REMIC , Series 2007-3371, Class FA
( SOFR + 0.714% )
101,898 6.039
09/15/37
(b)
100,221
FHLMC REMIC , Series 2009-3593, Class CF
( SOFR + 0.714% )
1,132,726 6.039
02/15/36
(b)
1,120,610
FHLMC REMIC , Series 2011-3895, Class FM
( SOFR + 0.464% )
29,448 5.789
12/15/40
(b)
29,389
FHLMC REMIC , Series 2012-4040, Class FW
( SOFR + 0.484% )
319,621 5.809
05/15/32
(b)
315,614
FHLMC REMIC , Series 2012-4057, Class FE
( SOFR + 0.564% )
683,737 5.889
06/15/42
(b)
667,758
FHLMC REMIC , Series 2012-4068, Class UF
( SOFR + 0.614% )
174,056 5.939
06/15/42
(b)
169,367
FHLMC REMIC , Series 2012-4098, Class MF
( SOFR + 0.414% )
140,078 5.739
11/15/41
(b)
138,538
FHLMC REMIC , Series 2012-4107, Class MF
( SOFR + 0.514% )
1,469,076 5.839
09/15/42
(b)
1,426,644
FHLMC REMIC , Series 2012-4126, Class GF
( SOFR + 0.514% )
1,978,209 5.839
11/15/42
(b)
1,918,138
FHLMC REMIC , Series 2013-4203, Class QF
( SOFR + 0.364% )
969,651 5.689
05/15/43
(b)
944,855
FHLMC REMIC , Series 2013-4215, Class NF
( SOFR + 0.464% )
689,276 5.789
06/15/43
(b)
663,973
FHLMC REMIC , Series 2013-4240, Class FA
( SOFR + 0.614% )
2,357,372 5.939
08/15/43
(b)
2,291,450
FHLMC REMIC , Series 2013-4248, Class FL
( SOFR + 0.564% )
71,566 5.889
05/15/41
(b)
70,208
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2013-4263, Class FB
( SOFR + 0.514% )
$ 51,737 5.839%
11/15/43
(b)
$ 50,545
FHLMC REMIC , Series 2013-4272, Class FD
( SOFR + 0.464% )
55,990 5.789
11/15/43
(b)
54,818
FHLMC REMIC , Series 2017-4678, Class AF
( SOFR + 0.514% )
1,622,177 5.005
12/15/42
(b)
1,590,049
FHLMC REMIC , Series 2017-4719, Class AF
( SOFR + 0.464% )
2,880,215 5.789
09/15/47
(b)
2,773,668
FHLMC REMIC , Series 2018-4787, Class ZS
684,462 5.000
07/01/48
672,063
FHLMC REMIC , Series 2018-4818, Class FC
( SOFR + 0.414% )
192,996 5.739
04/15/48
(b)
183,558
FHLMC REMIC , Series 2018-4852, Class BF
( SOFR + 0.514% )
1,241,738 5.839
12/15/48
(b)
1,193,792
FHLMC REMIC , Series 2019-4897, Class F
( SOFR + 0.514% )
1,047,765 5.839
07/15/49
(b)
1,017,080
FHLMC REMIC , Series 2019-4903, Class F
( SOFR + 0.564% )
161,495 5.889
09/15/48
(b)
154,694
FHLMC REMIC , Series 2019-4906, Class NF
( SOFR + 0.514% )
1,336,867 5.169
03/15/38
(b)
1,300,009
FHLMC REMIC , Series 2019-4942, Class FA
( SOFR + 0.614% )
1,020,980 5.943
01/25/50
(b)
981,816
FHLMC REMIC , Series 2020-5002, Class FJ
( SOFR + 0.514% )
174,898 5.843
07/25/50
(b)
168,430
FHLMC REMIC , Series 2020-5031, Class FA
( SOFR + 0.300% )
2,298,537 5.624
08/15/43
(b)
2,193,715
FHLMC STRIPS , Series 2006-239, Class F22
( SOFR + 0.464% )
151,111 5.789
08/15/36
(b)
147,700
FHLMC STRIPS , Series 2006-239, Class F30
( SOFR + 0.414% )
377,778 5.739
08/15/36
(b)
369,468
FNMA REMIC , Series 2002-53, Class FY
( SOFR + 0.614% )
167,378 5.943
08/25/32
(b)
165,932
FNMA REMIC , Series 2004-54, Class FL
( SOFR + 0.514% )
81,873 5.843
07/25/34
(b)
81,348
FNMA REMIC , Series 2004-54, Class FN
( SOFR + 0.564% )
231,522 5.893
07/25/34
(b)
229,711
FNMA REMIC , Series 2005-103, Class FC
( SOFR + 0.614% )
7,499,595 5.943
07/25/35
(b)
7,388,964
FNMA REMIC , Series 2005-120, Class FE
( SOFR + 0.634% )
335,842 5.963
01/25/36
(b)
330,635

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2005-87, Class FE
( SOFR + 0.564% )
$ 372,187 5.893%
10/25/35
(b)
$ 366,397
FNMA REMIC , Series 2006-110, Class AF
( SOFR + 0.444% )
2,058,201 5.773
11/25/36
(b)
2,013,030
FNMA REMIC , Series 2006-16, Class FC
( SOFR + 0.414% )
84,714 5.743
03/25/36
(b)
83,356
FNMA REMIC , Series 2006-36, Class FB
( SOFR + 0.414% )
41,780 5.743
05/25/36
(b)
40,744
FNMA REMIC , Series 2006-42, Class PF
( SOFR + 0.524% )
75,904 5.853
06/25/36
(b)
74,696
FNMA REMIC , Series 2006-44, Class FP
( SOFR + 0.514% )
825,093 5.843
06/25/36
(b)
810,537
FNMA REMIC , Series 2006-61, Class FD
( SOFR + 0.474% )
155,405 5.803
07/25/36
(b)
151,997
FNMA REMIC , Series 2006-79, Class DF
( SOFR + 0.464% )
349,534 5.793
08/25/36
(b)
343,634
FNMA REMIC , Series 2006-88, Class AF
( SOFR + 0.574% )
321,078 5.903
09/25/36
(b)
314,807
FNMA REMIC , Series 2007-35, Class PF
( SOFR + 0.364% )
55,065 5.693
04/25/37
(b)
53,590
FNMA REMIC , Series 2007-67, Class FB
( SOFR + 0.434% )
126,255 5.763
07/25/37
(b)
122,726
FNMA REMIC , Series 2008-1, Class CF
( SOFR + 0.814% )
42,201 6.143
02/25/38
(b)
41,565
FNMA REMIC , Series 2009-110, Class FG
( SOFR + 0.864% )
173,385 6.193
01/25/40
(b)
172,525
FNMA REMIC , Series 2010-113, Class FA
( SOFR + 0.514% )
123,902 5.843
10/25/40
(b)
121,893
FNMA REMIC , Series 2010-116, Class FE
( SOFR + 0.514% )
155,074 5.843
10/25/40
(b)
152,347
FNMA REMIC , Series 2010-141, Class FB
( SOFR + 0.584% )
93,041 5.913
12/25/40
(b)
90,938
FNMA REMIC , Series 2010-15, Class FJ
( SOFR + 1.044% )
301,266 6.373
06/25/36
(b)
301,266
FNMA REMIC , Series 2010-39, Class FE
( SOFR + 0.884% )
476,668 6.213
06/25/37
(b)
473,854
FNMA REMIC , Series 2010-39, Class FG
( SOFR + 1.034% )
207,234 6.363
03/25/36
(b)
207,014
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2010-46, Class WF
( SOFR + 0.864% )
$ 1,501,105 6.193%
05/25/40
(b)
$ 1,476,085
FNMA REMIC , Series 2010-49, Class FB
( SOFR + 0.864% )
140,588 6.193
05/25/40
(b)
139,057
FNMA REMIC , Series 2010-59, Class FN
( SOFR + 0.844% )
1,650,696 6.173
06/25/40
(b)
1,627,554
FNMA REMIC , Series 2011-53, Class FT
( SOFR + 0.694% )
135,558 6.023
06/25/41
(b)
133,181
FNMA REMIC , Series 2011-87, Class FJ
( SOFR + 0.664% )
129,107 5.993
09/25/41
(b)
125,952
FNMA REMIC , Series 2012-101, Class FC
( SOFR + 0.614% )
110,485 5.943
09/25/42
(b)
107,042
FNMA REMIC , Series 2012-14, Class BF
( SOFR + 0.714% )
671,511 6.043
03/25/42
(b)
658,458
FNMA REMIC , Series 2012-37, Class BF
( SOFR + 0.614% )
140,729 5.943
12/25/35
(b)
138,513
FNMA REMIC , Series 2013-10, Class KF
( SOFR + 0.414% )
90,311 5.743
02/25/43
(b)
87,974
FNMA REMIC , Series 2013-130, Class FB
( SOFR + 0.564% )
88,234 5.893
01/25/44
(b)
85,591
FNMA REMIC , Series 2013-19, Class DF
( SOFR + 0.414% )
481,795 5.743
09/25/41
(b)
476,763
FNMA REMIC , Series 2013-2, Class QF
( SOFR + 0.614% )
59,104 5.943
02/25/43
(b)
57,913
FNMA REMIC , Series 2014-17, Class FE
( SOFR + 0.664% )
740,849 5.993
04/25/44
(b)
720,627
FNMA REMIC , Series 2014-28, Class FD
( SOFR + 0.564% )
1,623,837 5.893
05/25/44
(b)
1,587,549
FNMA REMIC , Series 2014-47, Class AF
( SOFR + 0.464% )
306,770 5.313
08/25/44
(b)
301,509
FNMA REMIC , Series 2015-27, Class KF
( SOFR + 0.414% )
78,085 5.743
05/25/45
(b)
76,508
FNMA REMIC , Series 2015-87, Class BF
( SOFR + 0.414% )
346,557 5.743
12/25/45
(b)
336,825
FNMA REMIC , Series 2016-49, Class EF
( SOFR + 0.514% )
799,407 5.843
08/25/46
(b)
783,546
FNMA REMIC , Series 2016-9335, Class AL
( RFUCCT1Y + 1.797% )
8,341,374 5.290
12/01/40
(b)
8,483,820

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2017-16, Class FA
( SOFR + 0.564% )
$ 672,092 5.893%
03/25/47
(b)
$ 646,370
FNMA REMIC , Series 2017-91, Class GF
( SOFR + 0.464% )
1,602,001 5.793
11/25/47
(b)
1,532,593
FNMA REMIC , Series 2018-15, Class JF
( SOFR + 0.414% )
875,455 5.743
03/25/48
(b)
834,434
FNMA REMIC , Series 2018-3385, Class MA
813,224 4.500
06/01/48
774,924
FNMA REMIC , Series 2018-4, Class FM
( SOFR + 0.414% )
2,144,697 5.743
02/25/48
(b)
2,044,106
FNMA REMIC , Series 2019-41, Class FM
( SOFR + 0.564% )
1,031,808 5.893
08/25/49
(b)
989,384
FNMA REMIC , Series 2019-6, Class KF
( SOFR + 0.564% )
1,732,052 5.893
03/25/49
(b)
1,674,973
FNMA REMIC , Series 2020-6347, Class BM
( RFUCCT1Y + 1.737% )
9,148,778 4.804
02/01/41
(b)
9,316,270
FNMA REMIC , Series 2023-7262, Class BM
( RFUCCT1Y + 1.796% )
10,699,543 5.094
02/01/45
(b)
10,878,661
FNMA REMIC , Series 2023-7266, Class BM
( RFUCCT1Y + 1.800% )
16,621,319 5.012
05/01/44
(b)
16,876,001
GNMA , Series 2004-59, Class FP
( 1M U.S. T-Bill MMY + 0.414% )
359,091 5.744
08/16/34
(b)
353,899
GNMA , Series 2005-4, Class FA
( 1M U.S. T-Bill MMY + 0.484% )
308,119 5.814
01/16/35
(b)
303,762
GNMA , Series 2007-26, Class FL
( 1M U.S. T-Bill MMY + 0.314% )
2,210,444 5.646
05/20/37
(b)
2,151,966
GNMA , Series 2007-59, Class FA
( 1M U.S. T-Bill MMY + 0.614% )
106,364 5.946
10/20/37
(b)
104,446
GNMA , Series 2013-99, Class PF
( 1M U.S. T-Bill MMY + 0.414% )
1,501,132 5.746
07/20/43
(b)
1,451,428
GNMA , Series 2018-164, Class AF
( 1M U.S. T-Bill MMY + 0.514% )
2,409,855 5.846
12/20/48
(b)
2,330,981
GNMA , Series 2019-110, Class F
( 1M U.S. T-Bill MMY + 0.564% )
1,592,979 5.896
09/20/49
(b)
1,536,289
GNMA , Series 2019-56, Class FB
( 1M U.S. T-Bill MMY + 0.564% )
1,833,156 5.896
05/20/49
(b)
1,784,372
GNMA , Series 2019-58, Class FA
( 1M U.S. T-Bill MMY + 0.514% )
783,449 5.846
05/20/49
(b)
757,576
JP Morgan Chase Commercial Mortgage Securities Trust , Series
2016-JP2, Class ASB
304,454 2.713
08/15/49
292,357
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
JPMBB Commercial Mortgage Securities Trust , Series 2015-C31,
Class ASB
$ 251,963 3.540%
08/15/48
$ 244,084
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2014-C14, Class A5
1,386,663 4.064
02/15/47
1,374,055
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C23, Class A4
550,000 3.719
07/15/50
528,617
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C24, Class A3
2,053,239 3.479
05/15/48
1,971,630
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $130,816,439)
127,866,741
a
Corporate Obligations – 18.0%
Banks – 9.3%
American Express Co.
( SOFR + 0.760% )
2,800,000 6.169
02/13/26
(b)
2,783,056
( SOFRINDX + 1.350% )
3,296,000 6.748
10/30/26
(b)
3,303,111
Bank of America Corp.
( SOFR + 1.100% )
737,000 6.495
04/25/25
(b)
737,987
Bank of America Corp. , MTN
( SOFR + 0.670% )
3,175,000 1.843
02/04/25
(b)
3,149,358
Bank of America NA
( SOFR + 1.020% )
2,695,000 6.434
08/18/26
(b)
2,700,917
Capital One Financial Corp.
( SOFR + 0.690% )
3,534,000 6.041
12/06/24
(b)
3,533,218
Charles Schwab Corp. (The)
1,250,000 0.750
03/18/24
1,231,651
( SOFRINDX + 0.500% )
1,000,000 5.859
03/18/24
(b)
998,466
( SOFRINDX + 0.520% )
1,259,000 5.929
05/13/26
(b)
1,234,599
Citibank NA
( SOFRINDX + 1.060% )
3,366,000 6.485
12/04/26
(b)
3,370,587
Citigroup, Inc.
( SOFR + 1.528% )
1,050,000 6.891
03/17/26
(b)
1,053,734
Huntington National Bank (The)
( SOFRINDX + 1.190% )
1,600,000 6.603
05/16/25
(b)
1,566,141
JPMorgan Chase & Co.
( SOFR + 0.420% )
1,780,000 0.563
02/16/25
(b)
1,758,207
( 3M U.S. T-Bill MMY + 0.540% )
1,043,000 0.824
06/01/25
(b)
1,014,732
( 3M U.S. T-Bill MMY + 0.580% )
2,736,000 0.969
06/23/25
(b)
2,655,903
KeyBank NA
( SOFRINDX + 0.320% )
250,000 5.677
06/14/24
(b)
245,821

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley
( SOFR + 1.160% )
$ 1,430,000 3.620%
04/17/25
(b)
$ 1,416,525
Morgan Stanley , MTN
( SOFR + 0.560% )
3,241,000 1.164
10/21/25
(b)
3,094,689
Morgan Stanley Bank NA
( SOFR + 0.780% )
5,913,000 6.168
07/16/25
(b)
5,914,473
( SOFR + 1.165% )
1,529,000 6.563
10/30/26
(b)
1,536,404
PNC Bank NA
2,808,000 3.300
10/30/24
2,747,653
State Street Corp.
( SOFR + 0.940% )
1,278,000 2.354
11/01/25
(b)
1,237,784
( SOFRINDX + 0.845% )
1,383,000 6.248
08/03/26
(b)
1,380,578
U.S. Bancorp
960,000 3.375
02/05/24
955,106
U.S. Bancorp , MTN
936,000 3.700
01/30/24
932,206
Wells Fargo & Co.
466,000 4.480
01/16/24
465,081
Wells Fargo Bank NA
( SOFR + 1.060% )
5,268,000 6.466
08/07/26
(b)
5,298,912
56,316,899
Broadcasting – 0.1%
Fox Corp.
705,000 4.030
01/25/24
702,884
Consumer Cyclical – 1.4%
7-Eleven, Inc.
544,000 0.800
02/10/24
(a)
538,600
American Honda Finance Corp.
( SOFRINDX + 0.780% )
1,835,000 6.171
04/23/25
(b)
1,837,031
American Honda Finance Corp. , GMTN
( SOFRINDX + 0.790% )
1,450,000 6.163
10/03/25
(b)
1,451,933
AutoZone, Inc.
1,158,000 3.125
04/18/24
1,145,531
General Motors Financial Co., Inc.
( SOFRINDX + 1.300% )
3,000,000 6.678
04/07/25
(b)
2,994,724
Starbucks Corp.
( SOFRINDX + 0.420% )
479,000 5.831
02/14/24
(b)
478,982
8,446,801
Consumer Noncyclical – 1.5%
AbbVie, Inc.
3,048,000 3.850
06/15/24
3,017,769
2,000,000 2.600
11/21/24
1,944,366
Baxter International, Inc.
( SOFRINDX + 0.440% )
906,000 5.863
11/29/24
(b)
903,009
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
GE HealthCare Technologies, Inc.
$ 3,067,000 5.550%
11/15/24
$ 3,059,056
8,924,200
Distributors – 1.3%
Hyundai Capital America
1,264,000 5.800
06/26/25
(a)
1,263,831
3,275,000 6.250
11/03/25
(a)
3,297,885
( SOFR + 1.320% )
3,161,000 6.723
11/03/25
(a)(b)
3,164,096
7,725,812
Electric – 1.6%
CenterPoint Energy, Inc.
( SOFRINDX + 0.650% )
1,435,000 6.059
05/13/24
(b)
1,434,432
Eversource Energy
1,002,000 4.200
06/27/24
992,251
National Rural Utilities Cooperative Finance Corp. , MTN
( SOFR + 0.700% )
4,108,000 6.106
05/07/25
(b)
4,112,670
NextEra Energy Capital Holdings, Inc.
2,991,000 4.255
09/01/24
2,953,133
41,000 6.051
03/01/25
41,157
9,533,643
Energy – 0.3%
Williams Cos., Inc. (The)
718,000 4.300
03/04/24
714,875
920,000 4.550
06/24/24
912,842
1,627,717
Insurance – 2.2%
Corebridge Global Funding
207,000 0.650
06/17/24
(a)
201,264
Jackson National Life Global Funding
( SOFR + 1.150% )
3,651,000 6.520
06/28/24
(a)(b)
3,653,686
MassMutual Global Funding II
( SOFR + 0.360% )
786,000 5.743
04/12/24
(a)(b)
784,945
( SOFR + 0.980% )
214,000 6.362
07/10/26
(a)(b)
214,438
New York Life Global Funding
( SOFRINDX + 0.610% )
219,000 6.000
04/21/25
(a)(b)
218,949
Pacific Life Global Funding II
( SOFRINDX + 0.860% )
1,004,000 6.219
06/16/25
(a)(b)
1,004,500
( SOFRINDX + 1.050% )
5,347,000 6.447
07/28/26
(a)(b)
5,347,193
Principal Life Global Funding II
( SOFR + 0.900% )
2,340,000 6.322
08/28/25
(a)(b)
2,339,043
Protective Life Global Funding
( SOFR + 0.980% )
152,000 6.351
03/28/25
(a)(b)
152,371
13,916,389

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – 0.2%
Public Storage Operating Co.
(SOFR + 0.470%)
$ 1,385,000 5.861%
(b)
04/23/24
(b)
$ 1,384,392
Technology – 0.1%
Hewlett Packard Enterprise Co.
785,000 5.900
10/01/24
784,907
Take-Two Interactive Software, Inc.
23,000 3.300
03/28/24
22,788
807,695
TOTAL CORPORATE OBLIGATIONS
(Cost $109,195,231)
109,386,432
a
U.S. Treasury Notes – 5.0%
U.S. Treasury Floating Rate Notes
( 3 Mo. U.S. T-Bill MMY +
0.140% )
10,803,600 5.461
10/31/24
(b)
10,810,265
( 3 Mo. U.S. T-Bill MMY +
0.169% )
1,215,400 5.521
04/30/25
(b)
1,216,011
U.S. Treasury Notes
4,322,000 3.875
(c)
04/30/25
4,257,508
3,460,400 4.625
(c)
06/30/25
3,447,153
4,092,700 4.750
(c)
07/31/25
4,085,825
3,677,200 5.000
(c)
10/31/25
3,694,280
United States Treasury Floating Rate Note
( 3 Mo. U.S. T-Bill MMY +
0.125% )
2,972,900 5.482
07/31/25
(b)
2,970,579
TOTAL U.S. TREASURY NOTES
(Cost $30,476,589)
30,481,621
a
Certificate of Deposits – 2.5%
Bayerische Landesbank/New York
2,204,000 5.810
03/08/24
2,203,405
Lloyds Bank Corporate Markets PLC
3,237,000 6.050
10/07/24
3,245,772
Lloyds Bank Corporate Markets PLC
( SOFR + 0.670% )
1,293,000 5.980
08/14/24
(b)
1,295,236
Natixis NY
2,000,000 –
07/25/24
(d)
2,002,980
Nordea Bank Abp
( SOFR + 0.610% )
11,000 5.930
01/04/24
(b)
11,004
Standard Chartered Bank
2,388,000 –
09/05/24
(d)
2,394,448
Sumitomo Mitsui Banking Corp.
( SOFR + 0.700% )
3,295,000 6.000
08/14/24
(b)
3,299,726
Toronto-Dominion Bank
1,282,000 5.820
05/23/24
1,282,718
TOTAL CERTIFICATE OF DEPOSITS
(Cost $15,710,057)
15,735,289
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Government Agency Obligations – 0.0%
(e)
Federal Farm Credit Banks Funding Corp.
( SOFR + 0.115% )
$ 58,000 5.505%
12/03/24
(b)
$ 57,970
( SOFR + 0.200% )
25,000 5.590
12/05/24
(b)
25,009
( Prime Rate - 3.010% )
29,000 5.490
08/07/25
(b)
28,977
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,017)
111,956
Aaa a
Short-Term Investment – 6.3%
Commercial Paper – 6.3%
American Honda Finance Corp.
$ 1,212,000 5.926% 1,197,723
Banco Santander SA
2,000,000 6.010 1,962,440
1,500,000 5.750 1,498,608
Bank of Montreal
1,211,000 5.920 1,212,437
Bay Square Funding LLC
3,562,000 5.984 3,403,313
Bayer Corp.
1,200,000 6.231 1,156,992
3,000,000 6.231 2,892,000
DNB Bank
3,236,000 5.841 3,117,886
Equitable Short Term Funding LLC
1,500,000 5.944 1,449,930
HSBC Bank USA NA
(SOFR + 0.610%)
1,000,000 5.200
(b)
1,000,890
HSBC USA Inc.
1,053,000 6.220 1,023,569
1,696,000 6.412 1,602,906
ING (US) Funding LLC
825,000 5.956 809,564
JP Morgan Securities LLC
994,000 5.970 994,728
1,696,000 5.930 1,696,729
Macquarie Bank Ltd.
1,569,000 5.910 1,568,994
National Australia Bank Ltd.
2,379,000 5.959 2,329,493
National Bank of Canada
3,308,000 5.787 3,139,722
Ridgefield Funding Co. LLC
3,337,000 5.730 3,249,070
Royal Bank of Canada
1,366,000 6.104 1,300,623
Societe Generale SA
335,000 5.413 331,392
Standard Chartered Bank
1,167,000 5.949 1,145,387
TOTAL SHORT-TERM INVESTMENT
(Cost $38,046,333)
38,084,396

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares
Dividend
Rate Value
aa a
Investment Company – 0.5%
(f)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
3,232,313 5.259% $ 3,232,313
(Cost $3,232,313)
TOTAL INVESTMENTS – 100.3%
(Cost $616,849,751)
$ 613,859,777
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(1,571,610)
NET ASSETS – 100.0%
$ 612,288,167
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2023.
(c) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(d) Zero coupon bond until next reset date.
(e) Less than 0.05%
(f) Represents an affiliated issuer.
Investment Abbreviations:
BA — Banker Acceptance Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
Prime — Federal Reserve Bank Prime Loan Rate US
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 30.8%
U.S. Treasury Notes
$ 19,655,000 1.500%
(a)
10/31/24
$ 19,005,081
19,321,000 2.500
(a)
01/31/25
18,751,484
20,462,000 2.000
(a)
02/15/25
19,727,800
55,404,000 0.250
(a)
10/31/25
50,889,862
39,298,000 1.625
(a)
05/15/26
36,644,655
11,700,000 1.625
(a)
09/30/26
10,827,994
3,091,000 2.875
(a)
04/30/29
2,872,299
4,868,000 2.750
(a)
05/31/29
4,488,587
TOTAL U.S. TREASURY NOTES
(Cost $165,132,633)
163,207,762
a
Mortgage-Backed Securities – 29.9%
a
Federal Home Loan Mortgage Corporation
1,629,607 2.000
04/01/36
1,436,416
2,287,094 2.000
09/01/36
2,011,200
262,081 4.500
07/01/48
248,011
228,589 2.500
11/01/50
188,750
1,902,809 2.000
05/01/51
1,478,774
2,662,752 2.500
05/01/51
2,181,116
918,905 2.500
11/01/51
747,054
1,222,663 2.000
03/01/52
953,348
7,615,103 2.000
03/01/52
5,927,504
10,528,757 2.000
03/01/52
8,190,958
9,614,834 2.000
05/01/52
7,483,798
2,623,817 3.000
05/01/52
2,218,684
988,896 3.500
05/01/52
868,200
197,286 4.500
05/01/52
185,610
502,735 2.000
07/01/52
391,008
3,690,410 3.000
08/01/52
3,161,195
1,304,414 4.000
08/01/52
1,186,838
27,230 2.500
01/01/53
22,088
247,823 5.000
01/01/53
238,737
872,734 5.000
02/01/53
840,924
784,361 5.000
04/01/53
755,307
Federal National Mortgage Association
1,000,000 1.750
07/02/24
979,158
3,905,008 2.000
08/01/36
3,426,603
5,000,000 1.500 TBA-15yr
(b)
4,251,172
4,000,000 2.500 TBA-15yr
(b)
3,595,937
2,000,000 3.000 TBA-15yr
(b)
1,843,906
2,503,605 3.500
07/01/45
2,247,811
64,574 4.500
06/01/48
61,110
331,603 4.500
07/01/48
313,812
25,791 5.000
12/01/48
25,794
44,668 4.500
01/01/49
42,382
37,929 4.500
08/01/49
36,305
578,825 4.500
08/01/49
552,961
194,066 5.000
12/01/49
189,703
26,619 4.500
01/01/50
25,380
110,948 4.500
03/01/50
105,103
107,976 5.000
04/01/50
107,265
1,511,676 2.500
06/01/50
1,243,864
49,985 4.500
10/01/50
47,643
80,577 4.500
10/01/50
76,077
1,956,944 2.500
11/01/50
1,609,620
1,932,749 2.500
01/01/51
1,578,905
97,460 2.500
02/01/51
80,529
524,366 2.500
03/01/51
432,399
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal National Mortgage Association – (continued)
$ 654,123 2.500%
09/01/51
$ 536,034
2,613,951 2.500
10/01/51
2,155,541
1,193,764 2.500
11/01/51
985,624
1,539,754 2.500
11/01/51
1,269,670
7,640,654 2.000
02/01/52
5,949,601
6,765,875 2.500
04/01/52
5,491,813
84,925 2.000
10/01/52
66,044
2,471,126 4.500
10/01/52
2,314,698
790,508 5.000
10/01/52
761,976
959,559 5.000
11/01/52
924,184
39,988 2.500
12/01/52
32,436
1,295,543 3.500
12/01/52
1,142,567
1,306,433 4.000
12/01/52
1,189,613
1,285,860 5.000
02/01/53
1,238,800
383,762 5.000
03/01/53
369,722
445,561 5.000
03/01/53
429,229
191,520 5.000
04/01/53
184,495
8,863,176 5.000
04/01/53
8,537,578
581,519 5.000
05/01/53
560,243
3,000,000 1.500 TBA-30yr
(b)
2,215,547
7,000,000 3.000 TBA-30yr
(b)
5,906,797
7,000,000 3.500 TBA-30yr
(b)
6,142,500
8,000,000 4.000 TBA-30yr
(b)
7,268,750
6,000,000 5.500 TBA-30yr
(b)
5,911,406
2,000,000 6.000 TBA-30yr
(b)
2,006,719
Government National Mortgage Association
51,828 5.000
12/20/48
51,232
27,816 5.000
05/20/49
27,419
280,185 3.000
09/20/49
245,767
102,568 4.500
03/20/50
97,049
56,060 5.000
05/20/50
55,506
217,565 4.000
09/20/50
203,610
3,172,244 2.000
11/20/50
2,586,081
744,857 3.000
07/20/51
648,043
3,399,198 2.000
09/20/51
2,746,827
5,723,714 2.500
09/20/51
4,778,865
2,283,070 4.500
10/20/52
2,160,090
1,750,565 4.000
05/20/53
1,614,435
1,000,000 2.000 TBA-30yr
(b)
807,109
7,000,000 3.000 TBA-30yr
(b)
6,064,297
7,000,000 3.500 TBA-30yr
(b)
6,261,172
1,000,000 4.000 TBA-30yr
(b)
921,797
1,000,000 5.000 TBA-30yr
(b)
971,328
1,000,000 5.500 TBA-30yr
(b)
992,891
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $160,318,188)
158,414,064
a
Corporate Obligations – 21.5%
Aerospace & Defense – 0.4%
Boeing Co. (The)
500,000 4.875
05/01/25
494,368
500,000 3.625
02/01/31
449,267
300,000 5.805
05/01/50
294,592
General Dynamics Corp.
215,000 3.625
04/01/30
200,157
Hexcel Corp.
40,000 4.200
02/15/27
37,957

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Aerospace & Defense – (continued)
L3Harris Technologies, Inc.
$ 200,000 5.400%
07/31/33
$ 199,362
Lockheed Martin Corp.
335,000 5.250
01/15/33
342,520
Northrop Grumman Corp.
200,000 4.700
03/15/33
193,493
40,000 4.030
10/15/47
32,133
Textron, Inc.
80,000 3.000
06/01/30
69,140
2,312,989
Banks – 4.0%
American Express Co.
80,000 3.625
12/05/24
78,373
400,000 3.950
08/01/25
390,519
Bank of America Corp.
( SOFR + 0.960% )
300,000 1.734
07/22/27
(c)
269,643
( 3M U.S. T-Bill MMY + 1.302% )
200,000 3.419
12/20/28
(c)
182,835
( SOFR + 2.150% )
180,000 2.592
04/29/31
(c)
148,966
( US 5 Year CMT T-Note +
1.200% )
200,000 2.482
09/21/36
(c)
151,465
( 3M U.S. T-Bill MMY+ 2.076% )
204,000 4.244
04/24/38
(c)
174,545
100,000 7.750
05/14/38
115,430
Bank of America Corp. , MTN
100,000 3.875
08/01/25
97,773
75,000 3.248
10/21/27
69,589
( SOFR + 1.010% )
100,000 1.197
10/24/26
(c)
91,566
( 3M U.S. T-Bill MMY + 1.322% )
80,000 3.559
04/23/27
(c)
76,165
( SOFR + 2.040% )
900,000 4.948
07/22/28
(c)
882,333
( 3M U.S. T-Bill MMY + 1.472% )
300,000 3.974
02/07/30
(c)
277,460
( 3M U.S. T-Bill MMY + 1.252% )
200,000 2.496
02/13/31
(c)
165,468
( SOFR + 1.530% )
40,000 1.898
07/23/31
(c)
31,141
( SOFR + 1.930% )
640,000 2.676
06/19/41
(c)
434,948
( 3M U.S. T-Bill MMY + 3.412% )
560,000 4.083
03/20/51
(c)
445,171
( SOFR + 1.880% )
60,000 2.831
10/24/51
(c)
38,080
Bank of America Corp. , Series L
125,000 4.183
11/25/27
119,273
73,000 4.750
04/21/45
63,720
Bank of America Corp. , Series N
( SOFR + 1.650% )
100,000 3.483
03/13/52
(c)
71,876
Bank of New York Mellon Corp. (The) , MTN
300,000 2.800
05/04/26
283,505
250,000 3.400
01/29/28
233,469
586,000 1.800
07/28/31
455,832
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Capital One Financial Corp.
( SOFR + 2.600% )
$ 349,000 5.817%
02/01/34
(c)
$ 326,462
Citigroup, Inc.
( SOFR + 0.765% )
100,000 1.122
01/28/27
(c)
90,370
500,000 4.450
09/29/27
479,033
( 3M U.S. T-Bill MMY + 1.825% )
100,000 3.887
01/10/28
(c)
95,427
( SOFR + 1.280% )
150,000 3.070
02/24/28
(c)
139,369
( SOFR + 1.887% )
300,000 4.658
05/24/28
(c)
292,048
( SOFR + 1.351% )
540,000 3.057
01/25/33
(c)
444,260
( SOFR + 2.086% )
700,000 4.910
05/24/33
(c)
658,261
Citizens Bank NA
250,000 2.250
04/28/25
234,001
400,000 3.750
02/18/26
373,897
Citizens Financial Group, Inc.
300,000 2.850
07/27/26
272,075
Fifth Third Bancorp
300,000 2.550
05/05/27
271,166
300,000 3.950
03/14/28
280,568
40,000 8.250
03/01/38
44,591
JPMorgan Chase & Co.
( 3M U.S. T-Bill MMY + 1.585% )
165,000 2.005
03/13/26
(c)
157,192
40,000 7.625
10/15/26
42,423
300,000 8.000
04/29/27
327,683
80,000 4.250
10/01/27
77,826
15,000 5.400
01/06/42
14,963
40,000 4.850
02/01/44
36,701
( SOFR + 0.800% )
100,000 1.045
11/19/26
(c)
91,358
( 3M U.S. T-Bill MMY + 1.599% )
400,000 3.782
02/01/28
(c)
379,235
( 3M U.S. T-Bill MMY + 1.642% )
50,000 3.540
05/01/28
(c)
46,834
40,000 3.964
11/15/48
(c)
31,563
( SOFR + 1.990% )
1,050,000 4.851
07/25/28
(c)
1,029,761
( 3M U.S. T-Bill MMY + 1.592% )
40,000 4.452
12/05/29
(c)
38,277
( 3M U.S. T-Bill MMY + 1.510% )
190,000 2.739
10/15/30
(c)
164,107
( 3M U.S. T-Bill MMY + 3.790% )
342,000 4.493
03/24/31
(c)
323,200
( 3M U.S. T-Bill MMY + 1.105% )
25,000 1.764
11/19/31
(c)
19,534
( SOFR + 1.180% )
300,000 2.545
11/08/32
(c)
242,174
( 3M U.S. T-Bill MMY + 1.622% )
152,000 3.882
07/24/38
(c)
127,099
( SOFR + 2.440% )
660,000 3.109
04/22/51
(c)
443,269

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
M&T Bank Corp.
( SOFR + 1.850% )
$ 340,000 5.053%
01/27/34
(c)
$ 305,114
Manufacturers & Traders Trust Co.
280,000 3.400
08/17/27
247,554
Morgan Stanley
( SOFR + 0.879% )
50,000 1.593
05/04/27
(c)
45,398
( SOFR + 1.360% )
540,000 2.484
09/16/36
(c)
408,749
940,000 4.375
01/22/47
793,127
Morgan Stanley , GMTN
1,000,000 3.875
01/27/26
971,587
Morgan Stanley , MTN
( SOFR + 1.870% )
940,000 5.250
04/21/34
(c)
904,655
PNC Financial Services Group, Inc. (The)
( SOFR + 1.730% )
350,000 6.615
10/20/27
(c)
356,354
( SOFR + 2.284% )
200,000 6.875
10/20/34
(c)
211,934
Synchrony Financial
150,000 3.950
12/01/27
134,112
100,000 2.875
10/28/31
73,756
U.S. Bancorp , MTN
80,000 3.900
04/26/28
75,299
80,000 3.000
07/30/29
69,375
40,000 1.375
07/22/30
30,608
U.S. Bancorp , Series V
300,000 2.375
07/22/26
277,360
U.S. Bancorp , Series X
150,000 3.150
04/27/27
139,803
US Bank NA
300,000 2.050
01/21/25
288,252
Wells Fargo & Co.
750,000 3.000
04/22/26
710,197
400,000 3.000
10/23/26
374,772
128,000 5.606
01/15/44
119,328
60,000 3.900
05/01/45
46,679
( SOFR + 2.000% )
300,000 2.188
04/30/26
(c)
284,977
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY + 1.572% )
50,000 3.584
05/22/28
(c)
46,829
25,000 4.150
01/24/29
23,540
290,000 4.750
12/07/46
237,981
( 3M U.S. T-Bill MMY + 1.262% )
400,000 2.572
02/11/31
(c)
335,173
( 3M U.S. T-Bill MMY + 4.032% )
340,000 4.478
04/04/31
(c)
315,714
Wells Fargo Bank NA
300,000 6.600
01/15/38
316,245
21,088,344
Basic Industry – 0.2%
Celanese  U.S. Holdings LLC
300,000 6.700
11/15/33
311,723
CF Industries, Inc.
100,000 5.150
03/15/34
94,935
100,000 5.375
03/15/44
89,639
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Dow Chemical Co. (The)
$ 60,000 3.600%
11/15/50
$ 42,425
DuPont de Nemours, Inc.
340,000 5.419
11/15/48
331,198
Linde, Inc.
61,000 1.100
08/10/30
49,071
LYB International Finance III LLC
40,000 2.250
10/01/30
32,588
180,000 3.625
04/01/51
120,724
Sherwin-Williams Co. (The)
200,000 3.450
06/01/27
189,570
1,261,873
Brokerage – 0.4%
Affiliated Managers Group, Inc.
130,000 3.300
06/15/30
111,589
Cboe Global Markets, Inc.
400,000 3.650
01/12/27
384,330
CME Group, Inc.
375,000 3.000
03/15/25
365,152
Intercontinental Exchange, Inc.
100,000 3.100
09/15/27
93,366
185,000 2.100
06/15/30
153,061
482,000 4.600
03/15/33
458,966
Jefferies Financial Group, Inc.
40,000 4.850
01/15/27
39,105
40,000 4.150
01/23/30
36,195
200,000 6.250
01/15/36
202,591
20,000 6.500
01/20/43
20,096
1,864,451
Capital Goods – 0.7%
Carrier Global Corp.
100,000 3.577
04/05/50
71,682
Caterpillar Financial Services Corp. , MTN
400,000 3.400
05/13/25
390,435
Caterpillar, Inc.
50,000 3.803
08/15/42
41,292
230,000 3.250
04/09/50
169,174
CNH Industrial Capital LLC
50,000 1.450
07/15/26
45,340
Cummins, Inc.
111,000 2.600
09/01/30
68,374
Deere & Co.
25,000 3.900
06/09/42
21,361
40,000 2.875
09/07/49
27,502
25,000 3.750
04/15/50
20,401
Honeywell International, Inc.
100,000 2.700
08/15/29
89,371
188,000 1.950
06/01/30
157,589
Illinois Tool Works, Inc.
115,000 3.900
09/01/42
96,354
John Deere Capital Corp. , MTN
300,000 4.800
01/09/26
299,384
300,000 4.750
01/20/28
298,631
35,000 2.800
07/18/29
31,323
80,000 2.450
01/09/30
69,460
Leggett & Platt, Inc.
300,000 3.500
11/15/27
276,810
80,000 4.400
03/15/29
74,815

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Leggett & Platt, Inc. – (continued)
$ 100,000 3.500%
11/15/51
$ 66,085
Otis Worldwide Corp.
60,000 2.293
04/05/27
54,914
Republic Services, Inc.
150,000 2.375
03/15/33
120,446
Trane Technologies Financing Ltd.
50,000 3.800
03/21/29
46,895
Waste Management, Inc.
50,000 0.750
11/15/25
46,017
100,000 3.150
11/15/27
93,815
50,000 2.500
11/15/50
30,171
Westinghouse Air Brake Technologies Corp.
133,000 3.450
11/15/26
125,675
465,000 4.700
09/15/28
449,186
WW Grainger, Inc.
100,000 1.850
02/15/25
95,925
60,000 4.600
06/15/45
53,895
100,000 3.750
05/15/46
77,608
Xylem, Inc.
15,000 3.250
11/01/26
14,215
500,000 1.950
01/30/28
438,715
3,962,860
Communications – 0.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital
190,000 4.908
07/23/25
186,923
140,000 3.750
02/15/28
129,927
82,000 4.200
03/15/28
77,259
90,000 5.050
03/30/29
86,779
40,000 2.800
04/01/31
32,596
130,000 6.384
10/23/35
127,477
240,000 5.375
04/01/38
207,448
201,000 6.484
10/23/45
186,639
60,000 5.750
04/01/48
50,692
40,000 5.125
07/01/49
31,067
40,000 6.834
10/23/55
38,199
85,000 3.850
04/01/61
50,757
60,000 4.400
12/01/61
39,474
Comcast Corp.
500,000 3.950
10/15/25
489,822
400,000 4.550
01/15/29
393,225
500,000 4.250
01/15/33
465,762
300,000 2.887
11/01/51
189,475
400,000 5.350
05/15/53
387,685
Meta Platforms, Inc.
200,000 5.600
05/15/53
203,759
Time Warner Cable Enterprises LLC
94,000 8.375
07/15/33
105,655
Time Warner Cable LLC
115,000 6.750
06/15/39
109,404
15,000 5.875
11/15/40
13,032
15,000 5.500
09/01/41
12,449
TWDC Enterprises 18 Corp.
15,000 4.375
08/16/41
12,990
TWDC Enterprises 18 Corp. , GMTN
15,000 4.125
06/01/44
12,595
TWDC Enterprises 18 Corp. , MTN
250,000 2.950
06/15/27
236,751
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Walt Disney Co. (The)
$ 100,000 3.700%
10/15/25
$ 97,602
400,000 2.200
01/13/28
363,449
80,000 2.000
09/01/29
68,911
80,000 3.800
03/22/30
75,167
90,000 3.500
05/13/40
71,818
15,000 4.750
09/15/44
13,504
50,000 3.600
01/13/51
37,895
4,606,187
Consumer Cyclical – 2.3%
Amazon.com, Inc.
500,000 3.300
04/13/27
478,377
250,000 3.150
08/22/27
236,686
100,000 2.100
05/12/31
83,219
80,000 4.050
08/22/47
68,216
15,000 2.500
06/03/50
9,383
200,000 3.950
04/13/52
165,306
75,000 4.250
08/22/57
64,493
50,000 2.700
06/03/60
30,740
American Honda Finance Corp. , GMTN
450,000 5.125
07/07/28
451,208
Best Buy Co., Inc.
190,000 4.450
10/01/28
184,527
Booking Holdings, Inc.
200,000 4.625
04/13/30
195,474
Costco Wholesale Corp.
40,000 3.000
05/18/27
37,832
290,000 1.750
04/20/32
231,376
DR Horton, Inc.
90,000 2.600
10/15/25
85,239
100,000 1.400
10/15/27
87,215
eBay, Inc.
200,000 6.300
11/22/32
211,471
Expedia Group, Inc.
250,000 3.250
02/15/30
220,368
Ford Motor Credit Co. LLC
600,000 6.798
11/07/28
612,736
250,000 7.122
11/07/33
260,760
General Motors Co.
400,000 5.600
10/15/32
391,856
300,000 5.950
04/01/49
273,427
General Motors Financial Co., Inc.
500,000 6.050
10/10/25
502,733
Home Depot, Inc. (The)
250,000 2.800
09/14/27
233,177
300,000 4.500
09/15/32
293,875
237,000 3.125
12/15/49
163,291
300,000 3.625
04/15/52
225,235
Las Vegas Sands Corp.
473,000 3.900
08/08/29
422,991
Lennar Corp.
500,000 4.750
11/29/27
488,738
Lowe's Cos., Inc.
150,000 2.625
04/01/31
126,197
340,000 5.150
07/01/33
333,835
200,000 5.625
04/15/53
195,129
Marriott International, Inc. , Series EE
200,000 5.750
05/01/25
200,253

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Marriott International, Inc. , Series FF
$ 200,000 4.625%
06/15/30
$ 190,603
Mastercard, Inc.
60,000 2.000
03/03/25
57,757
15,000 3.300
03/26/27
14,321
100,000 3.950
02/26/48
83,175
50,000 3.850
03/26/50
40,888
McDonald's Corp. , MTN
450,000 3.500
03/01/27
431,121
200,000 3.500
07/01/27
190,146
45,000 4.700
12/09/35
42,639
60,000 4.450
09/01/48
50,997
200,000 5.150
09/09/52
187,381
MDC Holdings, Inc.
374,000 2.500
01/15/31
289,850
40,000 6.000
01/15/43
35,000
NIKE, Inc.
20,000 3.375
03/27/50
15,264
O'Reilly Automotive, Inc.
80,000 4.200
04/01/30
75,117
PulteGroup, Inc.
204,000 6.375
05/15/33
210,748
Starbucks Corp.
250,000 3.800
08/15/25
243,872
30,000 3.750
12/01/47
22,606
Tapestry, Inc.
33,000 4.125
07/15/27
30,519
Target Corp.
550,000 2.250
04/15/25
529,052
Toyota Motor Credit Corp.
40,000 3.650
01/08/29
37,857
300,000 5.550
11/20/30
306,696
Toyota Motor Credit Corp. , MTN
300,000 0.800
01/09/26
275,025
100,000 1.150
08/13/27
87,490
80,000 3.375
04/01/30
73,086
Visa, Inc.
40,000 1.900
04/15/27
36,655
135,000 0.750
08/15/27
118,036
405,000 2.750
09/15/27
379,012
40,000 4.300
12/14/45
35,618
Walmart, Inc.
100,000 7.550
02/15/30
115,849
500,000 1.800
09/22/31
409,357
200,000 2.650
09/22/51
129,571
Western Union Co. (The)
50,000 1.350
03/15/26
45,199
12,355,870
Consumer Noncyclical – 1.6%
Abbott Laboratories
60,000 3.875
09/15/25
58,929
150,000 4.750
11/30/36
146,506
100,000 6.000
04/01/39
107,393
40,000 4.750
04/15/43
38,296
AbbVie, Inc.
600,000 2.950
11/21/26
568,099
100,000 4.625
10/01/42
87,847
200,000 4.400
11/06/42
174,899
200,000 4.700
05/14/45
179,714
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$ 150,000 4.250%
11/21/49
$ 126,742
Agilent Technologies, Inc.
100,000 2.750
09/15/29
87,333
Altria Group, Inc.
115,000 3.400
05/06/30
102,178
40,000 4.500
05/02/43
31,375
40,000 5.375
01/31/44
38,666
75,000 3.875
09/16/46
52,739
150,000 5.950
02/14/49
146,293
55,000 4.450
05/06/50
41,373
Amgen, Inc.
200,000 2.600
08/19/26
187,365
200,000 2.200
02/21/27
183,265
500,000 5.250
03/02/33
495,610
400,000 5.600
03/02/43
389,668
200,000 4.663
06/15/51
171,908
Bristol-Myers Squibb Co.
300,000 0.750
11/13/25
277,212
300,000 3.200
06/15/26
288,112
50,000 3.250
02/27/27
47,646
500,000 3.550
03/15/42
387,543
Centene Corp.
400,000 4.250
12/15/27
380,500
Elevance Health, Inc.
300,000 5.500
10/15/32
302,156
Eli Lilly & Co.
15,000 3.100
05/15/27
14,220
102,000 3.375
03/15/29
96,116
160,000 3.950
03/15/49
133,181
Equifax, Inc.
40,000 3.250
06/01/26
37,630
100,000 2.350
09/15/31
79,441
Gilead Sciences, Inc.
479,000 2.800
10/01/50
303,658
Johnson & Johnson
500,000 2.100
09/01/40
336,753
Kroger Co. (The)
25,000 3.875
10/15/46
18,289
Medtronic, Inc.
50,000 4.375
03/15/35
46,891
Merck & Co., Inc.
450,000 4.050
05/17/28
438,897
200,000 5.000
05/17/53
192,299
Mylan, Inc.
150,000 5.400
11/29/43
119,692
135,000 5.200
04/15/48
102,766
Philip Morris International, Inc.
350,000 4.875
02/13/26
347,749
250,000 5.375
02/15/33
246,738
Thermo Fisher Scientific, Inc.
300,000 5.086
08/10/33
298,152
Utah Acquisition Sub, Inc.
75,000 5.250
06/15/46
58,405
Viatris, Inc.
150,000 2.700
06/22/30
121,251
15,000 4.000
06/22/50
9,666
Walgreens Boots Alliance, Inc.
450,000 3.450
06/01/26
423,974

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Walgreens Boots Alliance, Inc. – (continued)
$ 40,000 4.800%
11/18/44
$ 29,684
15,000 4.650
06/01/46
10,710
8,565,529
Consumer Products – 0.3%
Clorox Co. (The)
347,000 4.600
05/01/32
335,541
Colgate-Palmolive Co. , MTN
40,000 4.000
08/15/45
34,526
15,000 3.700
08/01/47
12,183
Haleon US Capital LLC
250,000 4.000
03/24/52
194,063
Kimberly-Clark Corp.
415,000 6.625
08/01/37
470,127
Procter & Gamble Co. (The)
40,000 0.550
10/29/25
36,950
40,000 1.000
04/23/26
36,644
300,000 2.450
11/03/26
282,820
15,000 2.850
08/11/27
14,125
1,416,979
Electric – 2.1%
AEP Transmission Co. LLC
200,000 5.400
03/15/53
192,739
Alabama Power Co. , Series 20-A
15,000 1.450
09/15/30
11,801
Alabama Power Co. , Series A
100,000 4.300
07/15/48
80,711
Ameren Illinois Co.
300,000 4.950
06/01/33
291,420
American Electric Power Co., Inc.
400,000 5.625
03/01/33
399,375
Atmos Energy Corp.
100,000 2.850
02/15/52
62,915
100,000 5.750
10/15/52
101,965
Berkshire Hathaway Energy Co.
400,000 4.050
04/15/25
392,170
300,000 4.600
05/01/53
246,514
Black Hills Corp.
20,000 2.500
06/15/30
16,411
CenterPoint Energy Resources Corp.
400,000 5.250
03/01/28
403,170
Cleco Corporate Holdings LLC
80,000 3.375
09/15/29
68,585
Cleco Power LLC
15,000 6.000
12/01/40
13,958
Commonwealth Edison Co.
300,000 3.650
06/15/46
223,627
Commonwealth Edison Co. , Series 123
40,000 3.750
08/15/47
30,157
Consolidated Edison Co. of New York, Inc.
170,000 3.850
06/15/46
128,884
40,000 4.625
12/01/54
33,579
100,000 4.500
05/15/58
80,446
Consolidated Edison Co. of New York, Inc. , Series 08-B
10,000 6.750
04/01/38
11,031
Consolidated Edison Co. of New York, Inc. , Series 12-A
40,000 4.200
03/15/42
32,703
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Consolidated Edison Co. of New York, Inc. , Series A
$ 15,000 4.125%
05/15/49
$ 11,756
Constellation Energy Generation LLC
150,000 6.125
01/15/34
154,727
Consumers Energy Co.
250,000 4.625
05/15/33
240,485
Dominion Energy, Inc.
80,000 4.250
06/01/28
76,446
Dominion Energy, Inc. , Series C
300,000 3.375
04/01/30
266,611
DTE Electric Co.
150,000 3.950
06/15/42
117,813
15,000 3.700
03/15/45
11,466
DTE Electric Co. , Series A
40,000 4.000
04/01/43
32,231
Duke Energy Carolinas LLC
350,000 3.700
12/01/47
256,172
50,000 3.950
03/15/48
38,649
Duke Energy Corp.
300,000 3.750
09/01/46
217,073
Duke Energy Florida LLC
25,000 3.400
10/01/46
17,723
Duke Energy Indiana LLC
50,000 6.350
08/15/38
53,278
40,000 6.450
04/01/39
42,477
Duke Energy Progress LLC
100,000 3.450
03/15/29
92,710
200,000 6.300
04/01/38
209,921
15,000 4.100
05/15/42
12,231
Edison International
485,000 5.750
06/15/27
489,685
Entergy Corp.
50,000 2.800
06/15/30
42,714
Entergy Louisiana LLC
230,000 4.200
04/01/50
181,725
Eversource Energy
300,000 5.950
02/01/29
306,344
Exelon Corp.
300,000 5.300
03/15/33
295,523
100,000 4.450
04/15/46
81,417
Georgia Power Co. , Series B
400,000 2.650
09/15/29
351,257
15,000 3.700
01/30/50
11,010
Interstate Power and Light Co.
200,000 2.300
06/01/30
164,731
40,000 3.500
09/30/49
27,690
National Rural Utilities Cooperative Finance Corp.
40,000 2.400
03/15/30
33,586
100,000 2.750
04/15/32
81,956
300,000 4.023
11/01/32
266,852
NiSource, Inc.
300,000 5.250
03/30/28
299,736
Northern States Power Co.
200,000 4.500
06/01/52
171,182
NSTAR Electric Co.
15,000 3.200
05/15/27
14,190
100,000 3.950
04/01/30
93,253
Oncor Electric Delivery Co. LLC
250,000 3.100
09/15/49
167,114

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas and Electric Co.
$ 100,000 3.450%
07/01/25
$ 96,038
200,000 2.100
08/01/27
176,381
210,000 4.300
03/15/45
151,644
150,000 4.000
12/01/46
103,124
PacifiCorp
250,000 5.500
05/15/54
216,597
PECO Energy Co.
100,000 4.800
10/15/43
88,138
Public Service Electric and Gas Co. , MTN
100,000 1.900
08/15/31
79,560
300,000 3.800
03/01/46
229,755
100,000 3.000
03/01/51
66,161
Public Service Enterprise Group, Inc.
40,000 2.450
11/15/31
32,422
Puget Sound Energy, Inc.
205,000 4.223
06/15/48
163,412
Sempra
400,000 3.800
02/01/38
325,064
100,000 4.000
02/01/48
76,466
Southern California Edison Co.
40,000 2.850
08/01/29
35,412
200,000 5.700
03/01/53
193,945
Southern Co. (The)
110,000 5.113
08/01/27
108,729
250,000 4.400
07/01/46
205,884
Southern Co. (The) , Series 21-A
( US 5 Year CMT T-Note +
2.915% )
100,000 3.750
09/15/51
(c)
87,721
Southern Co. Gas Capital Corp.
15,000 3.950
10/01/46
10,948
100,000 4.400
05/30/47
79,334
Tucson Electric Power Co.
300,000 4.850
12/01/48
254,182
Virginia Electric and Power Co. , Series A
100,000 3.500
03/15/27
95,212
Virginia Electric and Power Co. , Series B
100,000 6.000
01/15/36
102,943
Virginia Electric and Power Co. , Series C
150,000 4.000
11/15/46
113,494
Xcel Energy, Inc.
400,000 1.750
03/15/27
360,128
11,206,589
Electrical – 0.0%
Emerson Electric Co.
45,000 1.950
10/15/30
37,248
15,000 6.000
08/15/32
15,841
Fortive Corp.
15,000 4.300
06/15/46
11,876
64,965
Energy – 1.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
185,000 4.080
12/15/47
147,902
Boardwalk Pipelines LP
100,000 4.800
05/03/29
96,113
BP Capital Markets America, Inc.
300,000 4.234
11/06/28
291,488
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Cheniere Corpus Christi Holdings LLC
$ 80,000 5.875%
03/31/25
$ 80,124
40,000 5.125
06/30/27
39,700
300,000 2.742
12/31/39
229,970
Chevron Corp.
300,000 3.326
11/17/25
292,410
Chevron USA, Inc.
200,000 2.343
08/12/50
120,029
ConocoPhillips Co.
250,000 3.758
03/15/42
198,038
Energy Transfer LP
140,000 3.750
05/15/30
125,653
300,000 6.550
12/01/33
314,882
75,000 6.125
12/15/45
72,193
225,000 5.300
04/15/47
195,876
55,000 6.250
04/15/49
54,141
Enterprise Products Operating LLC
100,000 2.800
01/31/30
88,031
160,000 4.850
08/15/42
146,210
100,000 4.800
02/01/49
90,504
60,000 4.200
01/31/50
49,183
15,000 3.950
01/31/60
11,306
Enterprise Products Operating LLC , Series D
80,000 6.875
03/01/33
89,223
EOG Resources, Inc.
60,000 3.900
04/01/35
52,825
Exxon Mobil Corp.
75,000 2.709
03/06/25
72,821
200,000 2.275
08/16/26
188,159
200,000 4.227
03/19/40
177,928
Halliburton Co.
50,000 5.000
11/15/45
45,508
Hess Corp.
120,000 4.300
04/01/27
117,116
55,000 6.000
01/15/40
57,252
75,000 5.600
02/15/41
75,375
100,000 5.800
04/01/47
103,166
Kinder Morgan Energy Partners LP
300,000 7.300
08/15/33
328,401
Kinder Morgan, Inc.
40,000 4.300
06/01/25
39,326
56,000 2.000
02/15/31
44,458
200,000 5.200
03/01/48
172,830
Magellan Midstream Partners LP
300,000 4.200
10/03/47
222,389
MPLX LP
100,000 4.875
12/01/24
98,896
200,000 1.750
03/01/26
184,415
476,000 2.650
08/15/30
397,425
140,000 4.700
04/15/48
114,005
100,000 5.500
02/15/49
91,003
NOV, Inc.
15,000 3.950
12/01/42
10,813
Occidental Petroleum Corp.
50,000 5.550
03/15/26
49,928
350,000 –
10/10/36
(d)
184,767
ONEOK Partners LP
15,000 6.650
10/01/36
15,677

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc.
$ 80,000 2.200%
09/15/25
$ 75,472
100,000 3.400
09/01/29
89,640
25,000 6.350
01/15/31
25,842
140,000 5.200
07/15/48
123,090
Phillips 66 Co.
250,000 3.550
10/01/26
239,135
Plains All American Pipeline LP / PAA Finance Corp.
50,000 4.650
10/15/25
49,014
40,000 4.500
12/15/26
38,846
92,000 3.550
12/15/29
82,405
35,000 6.700
05/15/36
35,136
40,000 6.650
01/15/37
40,964
15,000 4.700
06/15/44
11,805
Sabine Pass Liquefaction LLC
110,000 5.625
03/01/25
110,014
120,000 4.200
03/15/28
114,750
15,000 4.500
05/15/30
14,194
Spectra Energy Partners LP
125,000 3.375
10/15/26
118,221
Targa Resources Corp.
300,000 6.150
03/01/29
307,133
Transcontinental Gas Pipe Line Co. LLC
50,000 5.400
08/15/41
47,094
40,000 3.950
05/15/50
30,294
Valero Energy Corp.
200,000 3.400
09/15/26
189,944
15,000 4.900
03/15/45
13,031
60,000 3.650
12/01/51
41,380
Williams Cos., Inc. (The)
200,000 3.750
06/15/27
189,919
15,000 6.300
04/15/40
15,609
140,000 4.900
01/15/45
120,580
XTO Energy, Inc.
50,000 6.750
08/01/37
56,043
7,757,014
Financial Company – 0.2%
Air Lease Corp.
300,000 2.200
01/15/27
269,971
Ally Financial, Inc.
( SOFR + 3.260% )
100,000 6.992
06/13/29
(c)
98,519
Blackstone Private Credit Fund
150,000 3.250
03/15/27
133,525
GE Capital Funding LLC
300,000 4.550
05/15/32
281,234
GE Capital International Funding Co Unlimited Co.
200,000 4.418
11/15/35
186,486
969,735
Food and Beverage – 0.5%
Coca-Cola Co. (The)
50,000 2.250
01/05/32
42,151
593,000 3.000
03/05/51
421,294
Conagra Brands, Inc.
100,000 1.375
11/01/27
86,069
Constellation Brands, Inc.
40,000 3.150
08/01/29
35,941
291,000 4.750
05/09/32
278,848
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Hershey Co. (The)
$ 40,000 3.375%
08/15/46
$ 29,079
100,000 3.125
11/15/49
69,406
J M Smucker Co. (The)
40,000 2.125
03/15/32
31,038
15,000 4.375
03/15/45
12,096
100,000 3.550
03/15/50
68,850
Kellanova
100,000 4.500
04/01/46
83,517
Keurig Dr Pepper, Inc.
100,000 4.420
12/15/46
82,220
100,000 4.500
04/15/52
83,384
Kraft Heinz Foods Co.
159,000 3.000
06/01/26
151,052
40,000 3.875
05/15/27
38,395
80,000 3.750
04/01/30
73,466
22,000 5.000
07/15/35
21,126
285,000 5.200
07/15/45
262,202
110,000 4.375
06/01/46
89,565
40,000 4.875
10/01/49
35,047
Molson Coors Beverage Co.
120,000 4.200
07/15/46
95,113
PepsiCo, Inc.
300,000 3.500
07/17/25
293,118
146,000 2.750
03/19/30
130,393
160,000 4.600
07/17/45
142,565
200,000 4.650
02/15/53
186,540
Sysco Corp.
80,000 2.400
02/15/30
67,952
2,910,427
Healthcare – 0.8%
Aetna, Inc.
40,000 4.750
03/15/44
33,650
Bio-Rad Laboratories, Inc.
100,000 3.700
03/15/32
85,473
Cigna Group (The)
400,000 4.375
10/15/28
387,846
CVS Health Corp.
200,000 3.250
08/15/29
180,169
250,000 3.750
04/01/30
228,382
76,000 1.750
08/21/30
60,646
280,000 4.780
03/25/38
251,362
370,000 5.050
03/25/48
324,127
100,000 4.250
04/01/50
77,882
Elevance Health, Inc.
150,000 2.550
03/15/31
124,921
15,000 4.650
08/15/44
13,065
40,000 4.850
08/15/54
32,806
Evernorth Health, Inc.
120,000 4.500
02/25/26
118,037
HCA, Inc.
70,000 5.875
02/15/26
70,087
46,000 5.250
06/15/26
45,620
90,000 5.375
09/01/26
89,649
40,000 4.500
02/15/27
38,850
25,000 5.625
09/01/28
25,130
785,000 5.875
02/01/29
791,869
75,000 4.125
06/15/29
69,628
50,000 3.500
09/01/30
44,028

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$ 40,000 5.500%
06/15/47
$ 35,925
Humana, Inc.
100,000 2.150
02/03/32
78,275
McKesson Corp.
200,000 3.950
02/16/28
192,696
Quest Diagnostics, Inc.
100,000 2.800
06/30/31
83,290
UnitedHealth Group, Inc.
190,000 4.625
07/15/35
182,591
190,000 4.750
07/15/45
172,464
450,000 3.750
10/15/47
347,382
25,000 2.900
05/15/50
16,239
300,000 5.200
04/15/63
285,914
4,488,003
Insurance – 0.8%
Allstate Corp. (The)
120,000 3.850
08/10/49
88,779
American International Group, Inc.
100,000 4.750
04/01/48
87,477
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
140,000 5.750
04/01/48
(c)
131,930
Aon Global Ltd.
100,000 4.600
06/14/44
84,706
Arch Capital Group Ltd.
90,000 3.635
06/30/50
64,147
Arch Capital Group US, Inc.
40,000 5.144
11/01/43
35,572
Assurant, Inc.
100,000 2.650
01/15/32
76,030
AXIS Specialty Finance LLC
40,000 3.900
07/15/29
36,637
Berkshire Hathaway Finance Corp.
150,000 4.250
01/15/49
129,312
Berkshire Hathaway, Inc.
350,000 3.125
03/15/26
337,879
Brighthouse Financial, Inc.
40,000 5.625
05/15/30
39,053
75,000 4.700
06/22/47
54,479
Chubb INA Holdings, Inc.
150,000 3.350
05/03/26
144,686
100,000 1.375
09/15/30
78,937
CNO Financial Group, Inc.
200,000 5.250
05/30/29
191,750
Fidelity National Financial, Inc.
230,000 3.400
06/15/30
199,233
Hartford Financial Services Group, Inc. (The)
30,000 3.600
08/19/49
21,421
Jackson Financial, Inc.
100,000 3.125
11/23/31
79,389
Marsh & McLennan Cos., Inc.
100,000 2.375
12/15/31
81,515
100,000 4.350
01/30/47
83,821
MetLife, Inc.
300,000 5.375
07/15/33
299,043
15,000 4.125
08/13/42
12,093
80,000 4.600
05/13/46
70,232
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Old Republic International Corp.
$ 150,000 3.875%
08/26/26
$ 143,322
PartnerRe Finance B LLC
150,000 3.700
07/02/29
136,885
( US 5 Year CMT T-Note +
3.815% )
300,000 4.500
10/01/50
(c)
250,270
Progressive Corp. (The)
100,000 4.125
04/15/47
81,444
Prudential Financial, Inc.
40,000 3.935
12/07/49
30,355
Prudential Financial, Inc. , MTN
15,000 6.625
06/21/40
15,853
50,000 4.600
05/15/44
43,055
120,000 4.418
03/27/48
98,311
15,000 4.350
02/25/50
11,974
60,000 3.700
03/13/51
44,218
Reinsurance Group of America, Inc.
430,000 3.900
05/15/29
391,195
Travelers Cos., Inc. (The)
150,000 3.750
05/15/46
115,319
Voya Financial, Inc.
( 3M USD LIBOR + 2.084% )
40,000 4.700
01/23/48
(c)
32,082
W R Berkley Corp.
40,000 4.750
08/01/44
33,764
Willis North America, Inc.
200,000 5.050
09/15/48
168,921
4,025,089
Media Non Cable – 0.2%
FactSet Research Systems, Inc.
50,000 2.900
03/01/27
46,060
Omnicom Group, Inc.
511,000 2.450
04/30/30
428,711
80,000 4.200
06/01/30
74,327
Warnermedia Holdings, Inc.
300,000 4.279
03/15/32
264,587
200,000 5.050
03/15/42
164,837
200,000 5.141
03/15/52
160,385
1,138,907
Metals – 0.2%
Nucor Corp.
500,000 3.950
05/23/25
489,669
150,000 3.950
05/01/28
143,468
Steel Dynamics, Inc.
80,000 3.450
04/15/30
71,200
145,000 3.250
01/15/31
126,694
831,031
Mining – 0.0%
Freeport-McMoRan, Inc.
$ 200,000 4.125
03/01/28
188,000
REITs and Real Estate – 0.6%
CBRE Services, Inc.
129,000 2.500
04/01/31
103,647
Corporate Office Properties LP
430,000 2.750
04/15/31
331,623
Digital Realty Trust LP
490,000 3.700
08/15/27
463,837

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Equinix, Inc.
$ 95,000 3.000%
07/15/50
$ 58,888
GLP Capital LP / GLP Financing II, Inc.
90,000 5.250
06/01/25
88,597
40,000 5.750
06/01/28
39,639
50,000 5.300
01/15/29
47,667
216,000 4.000
01/15/30
189,872
51,000 4.000
01/15/31
43,582
Mid-America Apartments LP
100,000 2.875
09/15/51
60,570
Prologis LP
80,000 4.000
09/15/28
76,332
200,000 2.250
04/15/30
167,682
40,000 1.250
10/15/30
30,898
120,000 2.125
10/15/50
64,301
Realty Income Corp.
200,000 5.625
10/13/32
201,036
Sabra Health Care LP
85,000 5.125
08/15/26
82,371
100,000 3.200
12/01/31
78,633
Simon Property Group LP
140,000 2.450
09/13/29
119,861
70,000 2.200
02/01/31
56,179
10,000 6.750
02/01/40
10,585
190,000 5.850
03/08/53
185,080
UDR, Inc. , MTN
100,000 1.900
03/15/33
72,906
Vornado Realty LP
220,000 3.500
01/15/25
210,737
Welltower OP LLC
200,000 4.000
06/01/25
195,254
200,000 4.250
04/15/28
191,250
3,171,027
Revenue – 0.1%
California Institute of Technology
15,000 3.650
09/01/19
9,510
Hackensack Meridian Health, Inc. , Series 2020
15,000 2.675
09/01/41
10,018
Stanford Health Care
100,000 3.027
08/15/51
65,855
University of Chicago (The) , Series 20B
40,000 2.761
04/01/45
28,137
Yale University , Series 2020
190,000 1.482
04/15/30
154,936
80,000 2.402
04/15/50
48,837
317,293
Software – 0.3%
Oracle Corp.
800,000 2.300
03/25/28
710,684
500,000 4.900
02/06/33
480,841
300,000 3.600
04/01/40
228,210
500,000 4.000
07/15/46
380,881
Salesforce, Inc.
20,000 2.900
07/15/51
13,288
1,813,904
Technology – 2.0%
Adobe, Inc.
40,000 2.300
02/01/30
35,056
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Alphabet, Inc.
$ 150,000 2.250%
08/15/60
$ 87,730
Apple, Inc.
50,000 3.200
05/13/25
48,731
200,000 4.421
05/08/26
198,680
230,000 2.450
08/04/26
217,196
15,000 3.350
02/09/27
14,416
15,000 3.200
05/11/27
14,340
60,000 2.900
09/12/27
56,455
40,000 1.650
02/08/31
32,663
45,000 4.500
02/23/36
44,623
80,000 3.850
05/04/43
68,534
80,000 4.450
05/06/44
74,432
100,000 3.450
02/09/45
79,113
300,000 4.650
02/23/46
285,676
50,000 4.250
02/09/47
44,830
50,000 3.750
11/13/47
41,073
300,000 2.650
02/08/51
195,596
160,000 2.550
08/20/60
100,238
Applied Materials, Inc.
125,000 3.900
10/01/25
122,271
256,000 3.300
04/01/27
244,030
Broadcom Corp. / Broadcom Cayman Finance Ltd.
500,000 3.875
01/15/27
480,238
Broadcom, Inc.
300,000 4.110
09/15/28
287,097
90,000 3.469
04/15/34
(e)
74,718
60,000 3.187
11/15/36
(e)
46,072
160,000 3.500
02/15/41
(e)
120,103
Corning, Inc.
125,000 5.350
11/15/48
115,725
45,000 4.375
11/15/57
35,690
Dell International LLC / EMC Corp.
500,000 6.020
06/15/26
505,230
485,000 4.900
10/01/26
478,594
440,000 5.250
02/01/28
442,164
240,000 5.750
02/01/33
243,388
Fiserv, Inc.
500,000 3.200
07/01/26
474,811
175,000 4.400
07/01/49
144,472
Hewlett Packard Enterprise Co.
100,000 6.350
10/15/45
102,108
Intel Corp.
500,000 4.875
02/10/28
500,114
440,000 5.700
02/10/53
447,501
International Business Machines Corp.
750,000 4.500
02/06/26
740,742
15,000 5.875
11/29/32
15,906
150,000 4.150
05/15/39
129,149
250,000 4.000
06/20/42
206,952
Jabil, Inc.
80,000 3.600
01/15/30
70,619
KLA Corp.
60,000 3.300
03/01/50
42,924
Kyndryl Holdings, Inc.
266,000 2.700
10/15/28
225,716
100,000 3.150
10/15/31
79,608
70,000 4.100
10/15/41
49,251

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Lam Research Corp.
$ 40,000 3.125%
06/15/60
$ 25,368
Leidos, Inc.
100,000 4.375
05/15/30
93,125
Meta Platforms, Inc.
300,000 4.950
05/15/33
298,155
Microsoft Corp.
65,000 3.300
02/06/27
62,567
15,000 3.500
02/12/35
13,697
143,000 4.200
11/03/35
138,017
220,000 4.250
02/06/47
202,821
300,000 2.525
06/01/50
193,314
200,000 4.000
02/12/55
169,644
20,000 2.675
06/01/60
12,637
Motorola Solutions, Inc.
564,000 2.750
05/24/31
464,772
NVIDIA Corp.
250,000 3.500
04/01/50
193,363
QUALCOMM, Inc.
250,000 4.300
05/20/47
215,147
VeriSign, Inc.
350,000 2.700
06/15/31
287,438
10,434,640
Transportation – 0.3%
Burlington Northern Santa Fe LLC
350,000 5.200
04/15/54
339,270
CSX Corp.
250,000 4.100
11/15/32
233,108
100,000 4.500
11/15/52
85,510
FedEx Corp.
40,000 3.900
02/01/35
34,601
300,000 4.750
11/15/45
259,669
40,000 4.400
01/15/47
32,557
40,000 4.950
10/17/48
35,597
Union Pacific Corp.
40,000 3.700
03/01/29
38,028
300,000 4.500
01/20/33
288,517
70,000 4.050
03/01/46
55,745
10,000 4.500
09/10/48
8,506
80,000 3.799
10/01/51
62,119
60,000 3.839
03/20/60
44,809
15,000 3.750
02/05/70
10,610
Union Pacific Railroad Co. Pass-Through Trust , Series 2015-1
181,330 2.695
05/12/27
167,256
1,695,902
Water – 0.0%
Essential Utilities, Inc.
100,000 3.351
04/15/50
66,150
Wireless – 1.1%
American Tower Corp.
200,000 3.375
10/15/26
188,764
450,000 3.600
01/15/28
418,311
40,000 3.950
03/15/29
37,064
100,000 3.700
10/15/49
69,908
20,000 3.100
06/15/50
12,648
AT&T, Inc.
50,000 1.650
02/01/28
43,736
320,000 2.750
06/01/31
269,354
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$ 395,000 2.250%
02/01/32
$ 313,695
250,000 4.500
05/15/35
226,058
400,000 3.500
06/01/41
299,432
140,000 3.650
06/01/51
97,898
100,000 3.300
02/01/52
66,289
300,000 3.500
09/15/53
199,409
310,000 3.550
09/15/55
205,273
T-Mobile USA, Inc.
400,000 3.750
04/15/27
381,587
50,000 4.750
02/01/28
49,062
300,000 4.950
03/15/28
297,873
340,000 4.500
04/15/50
283,577
100,000 5.650
01/15/53
98,080
Verizon Communications, Inc.
500,000 0.850
11/20/25
460,127
450,000 3.000
03/22/27
423,108
500,000 2.355
03/15/32
400,098
290,000 3.400
03/22/41
220,323
540,000 3.550
03/22/51
389,645
300,000 2.987
10/30/56
185,236
40,000 3.700
03/22/61
28,198
5,664,753
TOTAL CORPORATE OBLIGATIONS
(Cost $123,738,692)
114,178,511
a
U.S. Treasury Bonds – 10.5%
U.S. Treasury Bonds
4,741,000 4.500
(a)
02/15/36
4,819,744
7,914,000 4.375
(a)
02/15/38
7,845,962
7,793,000 3.875
(a)
08/15/40
7,094,752
21,584,000 2.500
(a)
02/15/45
15,150,111
12,003,000 2.500
(a)
05/15/46
8,307,092
19,425,000 2.250
(a)
02/15/52
12,379,857
TOTAL U.S. TREASURY BONDS
(Cost $65,155,076)
55,597,518
a
Foreign Corporate Debt – 5.3%
Banks – 2.5%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
200,000 1.125
09/18/25
184,265
Banco Santander SA ( Spain )
200,000 1.849
03/25/26
182,404
200,000 3.800
02/23/28
184,049
Bank of Montreal ( Canada )
400,000 5.300
06/05/26
399,610
Bank of Nova Scotia (The) ( Canada )
500,000 5.250
06/12/28
497,066
Barclays PLC ( United Kingdom )
200,000 4.375
09/11/24
196,703
200,000 5.200
05/12/26
195,128
( US 1 Year CMT T-Note +
3.050% )
300,000 7.325
11/02/26
(c)
306,452
( US 1 Year CMT T-Note +
3.000% )
300,000 5.746
08/09/33
(c)
289,044

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce ( Canada )
$ 300,000 5.926%
10/02/26
$ 304,627
Cooperatieve Rabobank UA ( Netherlands )
300,000 5.500
10/05/26
302,480
Deutsche Bank AG ( Germany )
( SOFR + 1.318% )
500,000 2.552
01/07/28
(c)
447,698
Export-Import Bank of China (The) ( China )
400,000 3.625
07/31/24
(e)
395,102
Export-Import Bank of Korea ( South Korea )
340,000 2.625
05/26/26
320,041
270,000 1.250
09/21/30
211,515
300,000 2.500
06/29/41
205,692
HSBC Holdings PLC ( United Kingdom )
( SOFR + 3.030% )
500,000 7.336
11/03/26
(c)
515,003
400,000 4.950
03/31/30
388,438
( SOFR + 2.390% )
400,000 6.254
03/09/34
(c)
407,327
( SOFR + 2.650% )
200,000 6.332
03/09/44
(c)
203,680
ING Groep NV ( Netherlands )
354,000 4.550
10/02/28
340,116
Japan Bank for International Cooperation ( Japan )
400,000 0.625
07/15/25
372,279
Korea Development Bank (The) ( South Korea )
270,000 0.800
07/19/26
241,229
340,000 4.375
02/15/33
320,924
Kreditanstalt fuer Wiederaufbau ( Germany )
500,000 0.375
07/18/25
465,479
Landwirtschaftliche Rentenbank ( Germany )
70,000 0.875
03/30/26
64,212
Lloyds Banking Group PLC ( United Kingdom )
( US 1 Year CMT T-Note +
1.480% )
280,000 5.985
08/07/27
(c)
281,060
300,000 4.375
03/22/28
284,427
Mitsubishi UFJ Financial Group, Inc. ( Japan )
500,000 2.193
02/25/25
479,460
( US 1 Year CMT T-Note +
1.950% )
500,000 5.017
07/20/28
(c)
491,598
( US 1 Year CMT T-Note +
1.970% )
400,000 5.406
04/19/34
(c)
396,049
Mizuho Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
0.750% )
200,000 1.554
07/09/27
(c)
179,846
400,000 3.170
09/11/27
368,987
NatWest Group PLC ( United Kingdom )
( US 5 Year CMT T-Note +
2.350% )
300,000 3.032
11/28/35
(c)
235,563
Royal Bank of Canada ( Canada )
285,000 3.875
05/04/32
254,920
Royal Bank of Canada , GMTN ( Canada )
300,000 5.200
07/20/26
299,732
520,000 2.300
11/03/31
418,209
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 1.475% )
$ 340,000 2.896%
03/15/32
(c)
$ 275,402
Svensk Exportkredit AB , GMTN ( Sweden )
200,000 0.375
07/30/24
193,477
200,000 0.625
05/14/25
187,516
Toronto-Dominion Bank (The) , MTN ( Canada )
500,000 5.532
07/17/26
502,597
Westpac Banking Corp. ( Australia )
200,000 2.850
05/13/26
189,976
75,000 3.350
03/08/27
70,854
40,000 2.150
06/03/31
32,632
100,000 2.963
11/16/40
64,076
340,000 3.133
11/18/41
220,743
( US 5 Year CMT T-Note +
1.350% )
50,000 2.894
02/04/30
(c)
47,503
( US 5 Year CMT T-Note +
2.000% )
10,000 4.110
07/24/34
(c)
8,790
( US 5 Year CMT T-Note +
1.530% )
100,000 3.020
11/18/36
(c)
77,591
13,501,571
Brokerage – 0.1%
Brookfield Finance, Inc. ( Canada )
150,000 4.350
04/15/30
138,242
15,000 3.500
03/30/51
9,889
Nomura Holdings, Inc. ( Japan )
300,000 5.709
01/09/26
300,468
448,599
Capital Goods – 0.0%
Johnson Controls International PLC
100,000 4.500
02/15/47
83,274
Communications – 0.0%
RELX Capital, Inc.
100,000 3.000
05/22/30
88,417
Consumer Cyclical – 0.1%
Honda Motor Co. Ltd.
400,000 2.534
03/10/27
370,111
Consumer Noncyclical – 0.3%
Ahold Finance USA LLC ( Netherlands )
360,000 6.875
05/01/29
387,089
BAT Capital Corp. ( United Kingdom )
100,000 3.462
09/06/29
88,996
80,000 3.984
09/25/50
53,863
140,000 5.650
03/16/52
119,235
BAT International Finance PLC ( United Kingdom )
50,000 1.668
03/25/26
45,903
GlaxoSmithKline Capital, Inc. ( United Kingdom )
200,000 6.375
05/15/38
222,754
Novartis Capital Corp. ( Switzerland )
300,000 2.000
02/14/27
276,235
Reynolds American, Inc. ( United Kingdom )
250,000 5.850
08/15/45
219,077

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Takeda Pharmaceutical Co. Ltd. ( Japan )
$ 250,000 2.050%
03/31/30
$ 205,787
1,618,939
Electric – 0.0%
Emera  U.S. Finance LP
50,000 4.750
06/15/46
38,375
Energy – 0.4%
BP Capital Markets PLC ( United Kingdom )
300,000 3.279
09/19/27
283,970
Canadian Natural Resources Ltd. ( Canada )
85,000 6.250
03/15/38
85,238
Canadian Natural Resources Ltd. , GMTN ( Canada )
100,000 4.950
06/01/47
85,650
Cenovus Energy, Inc. ( Canada )
100,000 2.650
01/15/32
80,193
19,000 5.250
06/15/37
17,347
Enbridge, Inc. ( Canada )
110,000 3.125
11/15/29
97,741
200,000 6.200
11/15/30
208,294
15,000 5.500
12/01/46
13,811
100,000 3.400
08/01/51
66,785
( 3M U.S. T-Bill MMY + 3.903% )
15,000 6.250
03/01/78
(c)
13,425
Shell International Finance BV ( Netherlands )
55,000 3.250
05/11/25
53,587
75,000 4.375
05/11/45
64,901
462,000 4.000
05/10/46
376,837
TotalEnergies Capital International SA ( France )
250,000 2.434
01/10/25
242,810
185,000 3.455
02/19/29
173,725
200,000 2.829
01/10/30
178,236
100,000 3.127
05/29/50
68,824
2,111,374
Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
455,000 3.300
01/30/32
377,804
Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
180,000 4.900
02/01/46
166,298
Anheuser-Busch InBev Finance, Inc. ( Belgium )
55,000 4.700
02/01/36
52,485
100,000 4.900
02/01/46
92,532
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
300,000 3.500
06/01/30
277,419
46,000 4.375
04/15/38
41,589
40,000 4.600
04/15/48
35,697
40,000 5.550
01/23/49
40,887
300,000 4.500
06/01/50
265,163
90,000 4.750
04/15/58
80,076
1,052,146
Insurance – 0.1%
Fairfax Financial Holdings Ltd.
400,000 3.375
03/03/31
337,884
Internet – 0.0%
JD.com, Inc.
200,000 3.875
04/29/26
192,958
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Lodging – 0.1%
Sands China Ltd.
$ 340,000 3.500%
08/08/31
$ 270,725
Media – 0.0%
Grupo Televisa SAB
100,000 6.625
03/18/25
101,116
Mining – 0.0%
Southern Copper Corp. ( Mexico )
55,000 3.875
04/23/25
53,379
100,000 5.875
04/23/45
95,398
Teck Resources Ltd. ( Canada )
40,000 6.250
07/15/41
39,112
187,889
Multi-National – 0.8%
Asian Development Bank , GMTN ( Supranational )
400,000 0.625
10/08/24
384,885
400,000 1.000
04/14/26
367,853
400,000 2.625
01/12/27
378,262
400,000 2.750
01/19/28
374,576
European Investment Bank ( Supranational )
400,000 0.375
03/26/26
363,652
400,000 3.875
03/15/28
387,320
Inter-American Development Bank , GMTN ( Supranational )
300,000 1.750
03/14/25
287,827
400,000 2.000
06/02/26
375,348
International Bank for Reconstruction & Development , Series
GDIF ( Supranational )
400,000 2.500
07/29/25
385,215
International Finance Corp. , GMTN ( Supranational )
400,000 3.625
09/15/25
391,834
400,000 0.750
10/08/26
360,185
4,056,957
Oil Company-Integrated – 0.2%
Petroleos Mexicanos ( Mexico )
225,000 6.875
08/04/26
211,751
100,000 5.350
02/12/28
83,104
250,000 5.950
01/28/31
187,229
250,000 10.000
02/07/33
232,836
140,000 6.950
01/28/60
85,589
QatarEnergy ( Qatar )
400,000 3.300
07/12/51
(e)
268,330
Saudi Arabian Oil Co. ( Saudi Arabia )
300,000 2.250
11/24/30
(e)
248,118
1,316,957
Pharmaceuticals – 0.1%
Astrazeneca Finance LLC
350,000 2.250
05/28/31
290,890
Technology – 0.1%
NXP BV / NXP Funding LLC ( China )
40,000 5.350
03/01/26
39,849
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
120,000 3.400
05/01/30
105,926
184,000 2.500
05/11/31
149,735
315,000 5.000
01/15/33
301,387
596,897
Telecommunications – 0.1%
America Movil SAB de CV ( Mexico )
280,000 3.625
04/22/29
257,662

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Telecommunications – (continued)
America Movil SAB de CV (Mexico) – (continued)
$ 200,000 2.875%
05/07/30
$ 172,593
430,255
Transportation – 0.0%
Canadian Pacific Railway Co.
250,000 2.450
12/02/31
227,603
Wirelines – 0.1%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
80,000 4.300
07/29/49
63,808
Deutsche Telekom International Finance BV ( Germany )
15,000 8.750
06/15/30
17,748
Orange SA ( France )
140,000 9.000
03/01/31
169,719
Telefonica Emisiones SA ( Spain )
260,000 4.895
03/06/48
212,244
Telefonica Europe BV ( Spain )
50,000 8.250
09/15/30
57,455
520,974
TOTAL FOREIGN CORPORATE DEBT
(Cost $29,697,367)
28,221,715
a
Sovereign Debt Obligations – 2.0%
Sovereign – 2.0%
Abu Dhabi Government International Bond
340,000 2.125
09/30/24
(e)
330,104
200,000 2.500
04/16/25
(e)
192,385
200,000 1.625
06/02/28
(e)
176,013
200,000 2.700
09/02/70
(e)
114,331
Chile Government International Bond
400,000 2.750
01/31/27
372,384
200,000 2.450
01/31/31
169,149
200,000 3.500
01/25/50
142,456
China Government International Bond
200,000 0.750
10/26/24
(e)
192,324
Colombia Government International Bond
200,000 3.875
04/25/27
186,443
200,000 4.500
03/15/29
180,330
100,000 6.125
01/18/41
84,064
220,000 5.000
06/15/45
156,664
Hungary Government International Bond
300,000 6.125
05/22/28
(e)
305,449
Indonesia Government International Bond
200,000 3.850
10/15/30
186,002
200,000 4.650
09/20/32
192,403
300,000 4.850
01/11/33
294,139
200,000 5.650
01/11/53
202,374
Israel Government International Bond
200,000 4.500
01/17/33
183,171
Malaysia Sovereign Sukuk Bhd
300,000 3.043
04/22/25
(e)
292,091
Mexico Government International Bond
400,000 4.150
03/28/27
391,216
250,000 3.250
04/16/30
220,964
340,000 4.750
04/27/32
318,337
250,000 3.500
02/12/34
204,977
320,000 3.771
05/24/61
205,035
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Panama Government International Bond
$ 250,000 6.700%
01/26/36
$ 239,375
360,000 4.500
04/01/56
230,850
200,000 4.500
01/19/63
125,000
Perusahaan Penerbit SBSN Indonesia III
400,000 4.550
03/29/26
(e)
395,500
200,000 2.800
06/23/30
(e)
173,855
200,000 2.550
06/09/31
(e)
167,640
Peruvian Government International Bond
140,000 2.783
01/23/31
118,584
290,000 1.862
12/01/32
219,219
100,000 8.750
11/21/33
122,631
100,000 3.300
03/11/41
73,472
Philippine Government International Bond
200,000 3.750
01/14/29
189,214
400,000 2.457
05/05/30
343,059
220,000 5.609
04/13/33
226,769
250,000 6.375
10/23/34
272,051
Province of Alberta Canada
50,000 3.300
03/15/28
47,452
Province of Ontario Canada
30,000 1.050
05/21/27
26,594
30,000 1.600
02/25/31
24,432
Province of Quebec Canada
90,000 0.600
07/23/25
83,823
25,000 2.750
04/12/27
23,572
Qatar Government International Bond
280,000 3.400
04/16/25
(e)
272,687
270,000 3.750
04/16/30
(e)
256,566
200,000 4.817
03/14/49
(e)
178,526
Republic of Poland Government International Bond
30,000 3.250
04/06/26
28,847
100,000 5.750
11/16/32
103,955
Romanian Government International Bond
16,000 3.000
02/14/31
(e)
12,996
50,000 5.125
06/15/48
(e)
40,018
Saudi Government International Bond
300,000 2.900
10/22/25
(e)
287,454
300,000 4.750
01/18/28
(e)
298,009
500,000 4.875
07/18/33
(e)
491,609
300,000 5.000
01/18/53
(e)
258,686
Uruguay Government International Bond
15,000 4.375
01/23/31
14,644
250,000 5.100
06/18/50
236,719
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $11,761,308)
10,876,613
a
U.S. Treasury Obligations – 4.1%
a
U.S. Treasury Bonds
15,297,000 2.750
(a)
08/15/42
11,569,087
4,880,000 2.375
(a)
11/15/49
3,229,000
11,822,000 2.000
(a)
02/15/50
7,149,772
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,333,684)
21,947,859

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares
Dividend
Rate Value
aa a
Investment Company – 4.1%
(f)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
21,717,420 5.259% $ 21,717,420
(Cost $21,717,420)
TOTAL INVESTMENTS – 108.2%
(Cost $603,854,368)
$ 574,161,462
LIABILITIES IN EXCESS OF OTHER ASSETS
– (8.2)%
(43,457,248)
NET ASSETS – 100.0%
$ 530,704,214
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $55,161,328 which represents approximately
10.4% of the Fund’s net assets as of November 30, 2023.
(c) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2023.
(d) Issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(f) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
T-Bill — Treasury Bill
FORWARD SALES CONTRACTS
— At November 30, 2023, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
FNMA 2.000 % TBA-30yr 12/01/53 $ (12,000,000) $ (9,325,312)
FNMA 2.500 TBA-30yr 12/01/53 (2,000,000) (1,621,250)
FNMA 5.000 TBA-30yr 12/01/53 (15,000,000) (14,441,016)
Total (Proceed Receivable $24,934,453)
$ (25,387,578)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Advisor as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”.) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
Access Emerging Markets USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 7,713,347 $ —
Sovereign Debt Obligations — 44,488,395 —
Investment Company 223,956 — —
Total
$ 223,956 $ 52,201,742 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS ACCESS FIXED INCOME ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
€ 1.00 € 1.00 € 1.00
Access High Yield Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 94,493,547 $ —
Foreign Corporate Debt — 6,616,965 —
Investment Company 860,494 — —
Total
$ 860,494 $ 101,110,512 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Access Inflation Protected USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Inflation Indexed Bond $ 98,827,514 $ — $ —
Investment Company 297,644 — —
Total
$ 99,125,158 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Access Investment Grade Corporate 1-5 Year Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 9,477,986 $ —
Foreign Corporate Debt — 1,921,385 —
Investment Company 33,925 — —
Total
$ 33,925 $ 11,399,371 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Access Investment Grade Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 506,864,535 $ —
Foreign Corporate Debt — 117,065,377 —
Investment Company 2,975,695 — —
Total
$ 2,975,695 $ 623,929,912 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS ACCESS FIXED INCOME ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Industry Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Access Treasury 0-1 Year ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Bills $ 5,096,317,215 $ — $ —
U.S. Treasury Notes 466,069,078 — —
Total
$ 5,562,386,293 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Access Ultra Short Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset-Backed Securities $ — $ 155,430,977 $ —
Certificate of Deposit — 15,735,289 —
Corporate Obligations — 109,386,432 —
Foreign Corporate Debt — 133,530,052 —
Mortgage-Backed Securities — 127,866,741 —
U.S. Government Agency Obligations — 111,956 —
U.S. Treasury Notes 30,481,621 — —
Short-Term Investment — 38,084,396 —
Investment Company 3,232,313 — —
Total
$ 33,713,934 $ 580,145,843 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Access U.S. Aggregate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 114,178,511 $ —
Foreign Corporate Debt — 28,221,715 —
Mortgage-Backed Securities — 158,414,064 —
Sovereign Debt Obligations 205,873 10,670,740 —
U.S. Treasury Bonds 55,597,518 — —
U.S. Treasury Notes 163,207,762 — —
U.S. Treasury Obligations 21,947,859 — —
Investment Company 21,717,420 — —
Total
$ 262,676,432 $ 311,485,030 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (25,387,578) $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS ACCESS FIXED INCOME ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.
Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk –
A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access
Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS ACCESS FIXED INCOME ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Sampling Risk — The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)